--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      The DFA 6-10 Institutional Portfolio

                                 Annual Report

                          Year Ended November 30, 1998

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 SMALL COMPANY SERIES
    Performance Chart...................................................       9
    Schedule of Investments.............................................   10-41
    Statement of Assets and Liabilities.................................      42
    Statement of Operations.............................................      43
    Statements of Changes in Net Assets.................................      44
    Financial Highlights................................................      45
    Notes to Financial Statements.......................................   46-47
    Report of Independent Accountants...................................      48

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA 6-10 INSTITUTIONAL PORTFOLIO VS.
RUSSELL 2000 INDEX
JUNE 1993-NOVEMBER 1998
GROWTH OF $10,000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  DATE     DFA 6-10 INSTITUTIONAL PORTFOLIO    RUSSELL 2000 INDEX    CRSP 6-10 INDEX

                                     $10,000               $10,000            $10,000
Jun-93                                $9,921               $10,062            $10,038
Jul-93                                $9,989               $10,201            $10,157
Aug-93                               $10,314               $10,642            $10,626
Sep-93                               $10,589               $10,942            $10,932
Oct-93                               $10,806               $11,224            $11,270
Nov-93                               $10,607               $10,858            $10,922
Dec-93                               $10,901               $11,229            $11,253
Jan-94                               $11,244               $11,581            $11,642
Feb-94                               $11,153               $11,539            $11,573
Mar-94                               $10,617               $10,931            $10,942
Apr-94                               $10,638               $10,996            $10,898
May-94                               $10,588               $10,872            $10,800
Jun-94                               $10,285               $10,506            $10,521
Jul-94                               $10,436               $10,678            $10,703
Aug-94                               $10,931               $11,273            $11,315
Sep-94                               $10,991               $11,235            $11,356
Oct-94                               $11,031               $11,190            $11,344
Nov-94                               $10,661               $10,738            $10,905
Dec-94                               $10,789               $11,025            $11,048
Jan-95                               $10,862               $10,887            $11,067
Feb-95                               $11,217               $11,339            $11,475
Mar-95                               $11,437               $11,533            $11,721
Apr-95                               $11,813               $11,789            $12,027
May-95                               $12,044               $11,992            $12,246
Jun-95                               $12,660               $12,615            $12,920
Jul-95                               $13,444               $13,341            $13,745
Aug-95                               $13,841               $13,617            $14,101
Sep-95                               $14,082               $13,861            $14,402
Oct-95                               $13,361               $13,241            $13,668
Nov-95                               $13,761               $13,798            $14,143
Dec-95                               $14,081               $14,162            $14,493
Jan-96                               $14,126               $14,146            $14,588
Feb-96                               $14,598               $14,588            $15,083
Mar-96                               $14,923               $14,890            $15,436
Apr-96                               $15,921               $15,686            $16,597
May-96                               $16,740               $16,304            $17,405
Jun-96                               $15,976               $15,634            $16,610
Jul-96                               $14,652               $14,269            $15,075
Aug-96                               $15,516               $15,098            $15,972
Sep-96                               $15,999               $15,689            $16,630
Oct-96                               $15,775               $15,447            $16,314
Nov-96                               $16,381               $16,084            $16,810
Dec-96                               $16,631               $16,505            $17,148
Jan-97                               $17,172               $16,835            $17,767
Feb-97                               $16,823               $16,428            $17,342
Mar-97                               $16,039               $15,652            $16,399
Apr-97                               $15,849               $15,696            $16,126
May-97                               $17,660               $17,443            $18,178
Jun-97                               $18,566               $18,191            $19,294
Jul-97                               $19,663               $19,037            $20,349
Aug-97                               $20,395               $19,473            $21,059
Sep-97                               $21,979               $20,899            $22,831
Oct-97                               $21,021               $19,981            $21,938
Nov-97                               $20,708               $19,851            $21,567
Dec-97                               $20,708               $20,199            $21,679
Jan-98                               $20,478               $19,880            $21,580
Feb-98                               $21,977               $21,349            $23,194
Mar-98                               $22,900               $22,228            $24,319
Apr-98                               $23,227               $22,350            $24,693
May-98                               $22,017               $21,146            $23,325
Jun-98                               $21,709               $21,190            $23,089
Jul-98                               $20,037               $19,474            $21,436
Aug-98                               $15,926               $15,692            $17,053
Sep-98                               $16,924               $16,921            $18,077
Oct-98                               $17,674               $17,611            $18,891
Nov-98                               $18,826               $18,534            $20,151

ANNUALIZED
TOTAL RETURN        ONE       FIVE        FROM
(%)                YEAR       YEARS    JUNE 1993
-------------------------------------------------
                 -9.09        12.16      12.19

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. 6-10 SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPITALIZATIONS OF APPROXIMATELY $450 MILLION.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

- THE RUSSELL 2000 INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE CRSP 6-10 INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust Company
  (8,613,150 Shares, Cost $109,411++) at Value..........................................  $     98,707
Receivable for Investment Securities Sold...............................................           127
                                                                                          ------------
    Total Assets........................................................................        98,834
                                                                                          ------------

LIABILITIES:
Payable for Investment Securities Purchased.............................................           127
Accrued Expenses........................................................................            27
                                                                                          ------------
    Total Liabilities...................................................................           154
                                                                                          ------------

NET ASSETS..............................................................................  $     98,680
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    10,069,568
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $       9.80
                                                                                          ------------
                                                                                          ------------

NET ASSETS CONSIST OF:
Paid-In Capital.........................................................................  $    108,304
Undistributed Net Investment Income.....................................................           630
Undistributed Net Realized Gain.........................................................           450
Unrealized Depreciation of Investment Securities........................................       (10,704)
                                                                                          ------------
    Total Net Assets....................................................................  $     98,680
                                                                                          ------------
                                                                                          ------------

--------------

++ The cost for Federal income tax purposes is $110,135.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company................  $     720
                                                                                         ---------

EXPENSES
    Administrative Services............................................................         37
    Accounting & Transfer Agent Fees...................................................         13
    Legal Fees.........................................................................          1
    Audit Fees.........................................................................         --
    Filing Fees........................................................................          2
    Shareholders' Report...............................................................         11
    Directors' Fees and Expenses.......................................................          1
    Other..............................................................................          1
                                                                                         ---------
        Total Expenses.................................................................         66
    Less: Fees Waived..................................................................         (9)
                                                                                         ---------
        Net Expenses...................................................................         57
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................        663
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from The DFA Investment Trust Company..............      1,327

Net Realized Loss on Investment Securities.............................................       (526)

Change in Unrealized Depreciation of Investment Securities.............................    (14,849)
                                                                                         ---------

    NET LOSS ON INVESTMENT SECURITIES..................................................    (14,048)
                                                                                         ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ (13,385)
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                       YEAR         YEAR
                                                                                                    ENDED NOV.   ENDED NOV.
                                                                                                     30, 1998     30, 1997
                                                                                                    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.........................................................................  $       663  $      100
    Capital Gain Distributions Received from The DFA Investment Trust Company.....................        1,327       1,372
    Net Realized Loss on Investment Securities....................................................         (526)         (5)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities.....................      (14,849)      1,589
                                                                                                    -----------  ----------
        Net Increase (Decrease) in Net Assets Resulting from Operations...........................      (13,385)      3,056
                                                                                                    -----------  ----------

Distributions From:
    Net Investment Income.........................................................................         (116)       (100)
    Net Realized Gains............................................................................       (1,416)     (3,855)
                                                                                                    -----------  ----------
        Total Distributions.......................................................................       (1,532)     (3,955)
                                                                                                    -----------  ----------
Capital Share Transactions (1):
    Shares Issued.................................................................................      101,615       2,867
    Shares Issued in Lieu of Cash Distributions...................................................        1,532       3,955
    Shares Redeemed...............................................................................       (5,518)       (945)
                                                                                                    -----------  ----------
        Net Increase From Capital Share Transactions..............................................       97,629       5,877
                                                                                                    -----------  ----------
        Total Increase............................................................................       82,712       4,978
NET ASSETS
    Beginning of Period...........................................................................       15,968      10,990
                                                                                                    -----------  ----------
    End of Period.................................................................................  $    98,680  $   15,968
                                                                                                    -----------  ----------
                                                                                                    -----------  ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.................................................................................        9,118         257
    Shares Issued in Lieu of Cash Distributions...................................................          147         416
    Shares Redeemed...............................................................................         (537)        (84)
                                                                                                    -----------  ----------
                                                                                                          8,728         589
                                                                                                    -----------  ----------
                                                                                                    -----------  ----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           YEAR         YEAR         YEAR         YEAR         YEAR
                                           ENDED        ENDED        ENDED        ENDED        ENDED
                                           NOV.         NOV.         NOV.         NOV.         NOV.
                                            30,          30,          30,          30,          30,
                                           1998         1997         1996         1995         1994
                                          -------      -------      -------      -------      -------
Net Asset Value, Beginning of Period....  $ 11.90      $ 14.60      $ 12.79      $ 10.29      $ 10.61
                                          -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................     0.08         0.08         0.13         0.13         0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........    (1.10)        2.46         2.22         2.84        (0.08)
                                          -------      -------      -------      -------      -------
  Total from Investment Operations......    (1.02)        2.54         2.35         2.97         0.05
                                          -------      -------      -------      -------      -------
LESS DISTRIBUTIONS
  Net Investment Income.................    (0.08)       (0.13)       (0.02)       (0.13)       (0.21)
  Net Realized Gains....................    (1.00)       (5.11)       (0.52)       (0.34)       (0.16)
                                          -------      -------      -------      -------      -------
  Total Distributions...................    (1.08)       (5.24)       (0.54)       (0.47)       (0.37)
                                          -------      -------      -------      -------      -------
Net Asset Value, End of Period..........  $  9.80      $ 11.90      $ 14.60      $ 12.79      $ 10.29
                                          -------      -------      -------      -------      -------
                                          -------      -------      -------      -------      -------
Total Return............................    (9.09)%      26.52%       19.04%       29.08%        0.53%

Net Assets, End of Period (thousands)...  $98,680      $15,968      $10,990      $21,192      $15,070
Ratio of Expenses to Average Net Assets
  (1)...................................     0.20%(a)     0.20%(a)     0.20%(a)     0.20%(a)     0.20%(a)
Ratio of Net Investment Income to
  Average Net Assets....................     1.26%(a)     0.77%(a)     0.47%(a)     1.12%(a)     1.93%(a)
Portfolio Turnover Rate.................      N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................    29.15%       30.04%       32.38%       21.16%       27.65%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the years ended November 30, 1998 through 1994 would have been 0.22%, 0.40%, 0.38%, 0.56%, and 0.82% , respectively, and the ratios of net investment income to average net assets for the years ended November 30, 1998 through 1994 would have been 1.24%, 0.57%, 0.28%, 0.77%, and 1.31% , respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA 6-10 Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1998, the Portfolio owned 18% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30,1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.06 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 1998, approximately $9,500 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 1999.

D. INVESTMENTS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................         --
Gross Unrealized Depreciation..........................  $ (11,428)
                                                         ---------
Net....................................................  $ (11,428)
                                                         ---------
                                                         ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities of Dimensional Investment Group Inc., The U.S. 6-10 Institutional Portfolio, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Investment Group Inc., The U.S. 6-10 Institutional Portfolio at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. 6-10 SMALL COMPANY SERIES VS.
RUSSELL 2000 INDEX
MARCH 1993-NOVEMBER 1998
GROWTH OF $10,000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  DATE      U.S. 6-10 SMALL COMPANY SERIES    RUSSELL 2000 INDEX    CRSP 6-10 INDEX

                                    $10,000               $10,000            $10,000
Mar-93                              $10,237               $10,324            $10,313
Apr-93                               $9,928               $10,040            $10,002
May-93                              $10,330               $10,484            $10,458
Jun-93                              $10,289               $10,549            $10,497
Jul-93                              $10,371               $10,694            $10,622
Aug-93                              $10,721               $11,156            $11,112
Sep-93                              $11,010               $11,471            $11,432
Oct-93                              $11,248               $11,767            $11,785
Nov-93                              $10,974               $11,383            $11,422
Dec-93                              $11,289               $11,773            $11,768
Jan-94                              $11,639               $12,141            $12,174
Feb-94                              $11,548               $12,097            $12,103
Mar-94                              $10,995               $11,460            $11,443
Apr-94                              $11,018               $11,528            $11,397
May-94                              $10,962               $11,398            $11,295
Jun-94                              $10,647               $11,014            $11,002
Jul-94                              $10,804               $11,195            $11,192
Aug-94                              $11,323               $11,819            $11,833
Sep-94                              $11,379               $11,778            $11,875
Oct-94                              $11,425               $11,731            $11,863
Nov-94                              $11,039               $11,257            $11,404
Dec-94                              $11,178               $11,559            $11,554
Jan-95                              $11,252               $11,413            $11,573
Feb-95                              $11,621               $11,888            $12,000
Mar-95                              $11,841               $12,091            $12,257
Apr-95                              $12,234               $12,360            $12,577
May-95                              $12,480               $12,572            $12,806
Jun-95                              $13,119               $13,225            $13,512
Jul-95                              $13,931               $13,987            $14,374
Aug-95                              $14,337               $14,276            $14,746
Sep-95                              $14,595               $14,532            $15,061
Oct-95                              $13,845               $13,882            $14,293
Nov-95                              $14,259               $14,465            $14,791
Dec-95                              $14,598               $14,847            $15,156
Jan-96                              $14,639               $14,831            $15,256
Feb-96                              $15,135               $15,294            $15,773
Mar-96                              $15,470               $15,610            $16,142
Apr-96                              $16,502               $16,445            $17,356
May-96                              $17,360               $17,093            $18,201
Jun-96                              $16,568               $16,391            $17,370
Jul-96                              $15,188               $14,960            $15,765
Aug-96                              $16,086               $15,829            $16,703
Sep-96                              $16,595               $16,448            $17,391
Oct-96                              $16,355               $16,195            $17,060
Nov-96                              $16,993               $16,862            $17,579
Dec-96                              $17,248               $17,304            $17,932
Jan-97                              $17,820               $17,650            $18,580
Feb-97                              $17,449               $17,222            $18,136
Mar-97                              $16,631               $16,410            $17,149
Apr-97                              $16,445               $16,456            $16,864
May-97                              $18,315               $18,287            $19,010
Jun-97                              $19,258               $19,072            $20,177
Jul-97                              $20,402               $19,958            $21,280
Aug-97                              $21,159               $20,415            $22,023
Sep-97                              $22,796               $21,910            $23,875
Oct-97                              $21,807               $20,948            $22,942
Nov-97                              $21,491               $20,812            $22,554
Dec-97                              $21,491               $21,176            $22,671
Jan-98                              $21,254               $20,841            $22,567
Feb-98                              $22,814               $22,382            $24,255
Mar-98                              $23,763               $23,304            $25,431
Apr-98                              $24,103               $23,432            $25,823
May-98                              $22,850               $22,169            $24,392
Jun-98                              $22,544               $22,215            $24,146
Jul-98                              $20,815               $20,416            $22,417
Aug-98                              $16,543               $16,451            $17,833
Sep-98                              $17,577               $17,739            $18,905
Oct-98                              $18,358               $18,463            $19,755
Nov-98                              $19,564               $19,431            $21,073

ANNUALIZED
TOTAL RETURN        ONE       FIVE        FROM
(%)                YEAR       YEARS    MARCH 1993
--------------------------------------------------
                 -8.97        12.26       12.38

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPITALIZATIONS OF APPROXIMATELY $450 MILLION.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

- THE RUSSELL 2000 INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE CRSP 6-10 INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.5%)
 *3-D Systems Corp.....................................        10,400  $     73,450
 *3D0 Co...............................................        23,200        65,975
 *#3Dfx Interactive, Inc...............................         2,500        32,266
 *4Front Software International, Inc...................         9,500        76,594
 *#7Th Level, Inc......................................        14,300        49,827
 *800-Jr Cigar, Inc....................................           200         2,800
 *8X8, Inc.............................................        13,500        39,234
 *A Consulting Team, Inc...............................         4,400        34,375
 *A.C. Moore Arts & Crafts, Inc........................         2,000        15,000
 *AAON, Inc............................................         5,600        52,500
 AAR Corp..............................................        19,400       489,850
 ABC Bancorp...........................................         5,125        67,586
 *ABC Rail Products Corp...............................         8,100       101,756
 ABM Industries, Inc...................................        15,600       519,675
 *ABR Information Services, Inc........................        28,700       483,416
 *ABT Building Products Corp...........................         9,600        99,600
 *ACT Manufacturing, Inc...............................         7,300        72,087
 *ACT Networks, Inc....................................         9,400        94,881
 *ACX Technologies, Inc................................        27,600       351,900
 *ADE Corp.............................................        11,800       152,662
 *AEP Industries, Inc..................................         6,500       138,328
 *AFC Cable Systems, Inc...............................        11,125       332,359
 *AG Associates, Inc...................................         4,400        21,037
 *AG Services America, Inc.............................         3,300        47,850
 AMC Entertainment, Inc................................        12,000       201,000
 *AML Communications, Inc..............................         5,600         8,225
 *AMX Corp.............................................         6,300        51,187
 *APAC Teleservices, Inc...............................        44,400       294,150
 *ARI Network Services, Inc............................         1,700         3,878
 *#ARV Assisted Living, Inc............................        15,700        94,200
 ASB Financial Corp....................................         1,000        10,875
 *ASV, Inc.............................................         3,750        70,781
 *ATMI, Inc............................................        18,400       350,175
 *ATS Medical, Inc.....................................        15,700        88,312
 *AVT Corporation......................................         9,900       232,650
 #Aames Financial Corp.................................        27,875        52,266
 Aaron Rents, Inc. Class A.............................         1,500        21,937
 Aaron Rents, Inc. Class B.............................        14,400       225,000
 *Aasche Transportation Services, Inc..................         3,000        15,094
 *Aavid Thermal Technologies, Inc......................         7,400       132,044
 *Abacus Direct Corp...................................         7,800       449,719
 *Abaxis, Inc..........................................        12,300        25,369
 Abington Bancorp, Inc.................................         3,800        60,562
 *Abiomed, Inc.........................................         7,000        75,469
 *#Able Telcom Holding Corp............................         9,000        52,031
 Abrams Industries, Inc................................           200         1,350
 *Abraxas Petroleum Corp...............................         4,200        21,787
 *#Acacia Research Corp................................         9,100        36,116
 *Accell International Corp............................         6,000        18,750
 *Accelr8 Technology Corp..............................         6,500        22,344
 *Acceptance Insurance Companies, Inc..................        13,100       257,906
 *Access Health Marketing, Inc.........................        17,000       613,062
 *#Acclaim Entertainment, Inc..........................        51,700       494,381
 *Ace Cash Express, Inc................................         8,800       122,925
 *Ace Comm Corp........................................         8,900        34,348
 Aceto Corp............................................         4,700        60,219
 Ackerley Group, Inc...................................        15,600       277,875

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Acme Electric Corp...................................         2,800  $     14,350
 *Acme Metals, Inc.....................................        11,000         5,775
 *Acme United Corp.....................................         1,300         3,169
 *Acorn Products, Inc..................................         4,500        33,750
 *Actel Corp...........................................        19,100       322,909
 *#Action Performance Companies, Inc...................        14,600       532,444
 *Active Apparel Group, Inc............................         1,500         1,617
 *Active Voice Corp....................................         3,300        23,306
 *Activision, Inc......................................        22,100       291,444
 *#Actrade International, Ltd..........................         7,400        95,737
 *Acuson Corp..........................................        28,000       392,000
 *Acxiom Corp..........................................        16,720       398,145
 *Adac Laboratories....................................        20,066       522,343
 *Adam Software, Inc...................................         4,400        18,425
 Adams Resources & Energy, Inc.........................         3,100        22,087
 *Adelphia Communications Corp. Class A................        12,900       451,097
 *Adept Technology, Inc................................         9,000        66,375
 *Adflex Solutions, Inc................................         7,900        53,819
 *Administaff, Inc.....................................        10,100       273,331
 *Adrien Arpel, Inc....................................         4,500         2,812
 *Advance Lighting Technologies, Inc...................        18,100       160,637
 *Advance Paradigm, Inc................................         8,300       261,450
 *Advanced Aerodynamics & Structures, Inc..............         5,000        14,141
 *Advanced Digital Information Corp....................         7,500       107,344
 *Advanced Energy Industries, Inc......................        20,300       366,669
 *Advanced Fibre Communications........................        12,000       105,375
 *Advanced Health Corp.................................         9,000        14,344
 *Advanced Magnetics, Inc..............................         6,000        53,250
 Advanced Marketing Services, Inc......................         5,100        89,728
 *Advanced Materials Group, Inc........................           237           311
 *Advanced Neuromodulation Systems, Inc................         6,700        39,572
 *Advanced Polymer Systems, Inc........................        17,800       112,919
 *Advanced Radio Telecom Corp..........................        24,800        96,875
 *#Advanced Tissue Sciences, Inc.......................        37,200       108,112
 Advanta Corp. Class A.................................         8,300        86,372
 *Advanta Corp. Class B Non-Voting.....................        14,900       116,173
 *Advent Software, Inc.................................         6,000       229,875
 Advest Group, Inc.....................................         6,300       146,869
 *Advo, Inc............................................        20,400       527,850
 *Advocat, Inc.........................................         5,200        30,875
 *#Aegis Communications Group..........................        18,300        22,017
 *Aehr Test Systems....................................         3,000        13,031
 *#Aerial Communications, Inc..........................        23,300        92,108
 *Aeroflex, Inc........................................        15,600       213,525
 *Aerosonic Corp. DE...................................         3,200        40,800
 *Aerovox, Inc.........................................         4,200        10,894
 *Aetrium, Inc.........................................         7,400        64,056
 *#Affymetrix, Inc.....................................        20,600       513,712
 *Aftermarket Technology Corp..........................        18,000       102,937
 *Ag-Chem Equipment Co., Inc...........................         7,600        90,962
 *Agco Corp............................................        17,600       144,100
 *#Agouron Pharmaceuticals, Inc........................        17,400       760,706
 *#Agribiotech, Inc....................................        39,200       509,600
 *Agri-Nutrition Group, Ltd............................         1,600         1,825
 *#Agritope, Inc.......................................         2,040         2,869
 Air Express International Corp........................        11,875       263,848

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Air Methods Corp.....................................         8,300  $     24,122
 *Airnet Systems, Inc..................................        11,300       169,500
 *Airtran Holdings, Inc................................        62,700       252,759
 *Akorn, Inc...........................................        16,000        93,000
 *Aksys, Ltd...........................................         4,900        32,769
 Alabama National Bancorporation.......................         6,900       180,262
 Alamo Group, Inc......................................         8,700       109,837
 *Alaris Medical, Inc..................................        63,200       341,675
 *#Alarmguard Holdings, Inc............................         5,000        35,000
 Albank Financial Corp.................................         9,040       611,330
 Albany International Corp. Class A....................        22,803       433,257
 Alba-Waldensian, Inc..................................           900        21,825
 *Alcide Corp..........................................           900        15,356
 *Aldila, Inc..........................................        13,900        45,175
 *Alexion Pharmaceuticals, Inc.........................        10,100       111,416
 Alfa Corp.............................................        28,500       621,656
 *#Algos Pharmaceutical Corp...........................        14,400       388,800
 Aliant Communications, Inc............................         1,200        34,275
 Alico, Inc............................................         4,900        84,678
 *Align-Rite International, Inc........................         2,800        33,862
 *#Alkermes, Inc.......................................        21,100       391,009
 *All American Semiconductor, Inc......................         7,100         7,433
 *Allcity Insurance Co.................................           200         1,500
 Allen Organ Co. Class B...............................           200         7,500
 *Allen Telecom, Inc...................................        27,400       190,087
 Alliance Bancorp......................................         8,055       157,324
 *Alliance Gaming Corp.................................        28,928        74,128
 *Alliance Pharmaceuticals Corp........................        30,900       120,703
 *Alliance Semiconductor Corp..........................        38,300       150,208
 *Allied Healthcare Products, Inc......................         6,700        18,006
 *Allied Holdings, Inc.................................         5,900        89,975
 Allied Products Corp..................................         9,550        70,431
 *Allied Research Corp.................................         3,100        23,250
 *Allin Communications Corp............................         5,000        20,000
 *Allou Health & Beauty Care, Inc. Class A.............         3,200        34,200
 *Allstate Financial Corp..............................         1,600         5,500
 *Alltrista Corp.......................................         4,653       106,437
 *#Alpha Beta Technology, Inc..........................        13,400        14,866
 *Alpha Industries, Inc................................         8,400       184,275
 *Alpha Microsystems, Inc..............................         8,600        41,656
 *Alpha Technologies Group, Inc........................         5,200         9,262
 *Alphanet Solutions, Inc..............................         4,000        18,375
 Alpharma, Inc. Class A................................        11,700       421,200
 *Alpine Group, Inc....................................        15,736       247,842
 *Alta Gold Co.........................................        17,400        29,634
 *Alteon, Inc..........................................        16,200        15,947
 *#Alternative Living Services.........................        19,700       529,437
 *Alternative Resources Corp...........................        14,300       135,403
 *Altron, Inc..........................................        13,100       293,112
 *#Alyn Corp...........................................         9,500        46,312
 Ambanc Holding Co., Inc...............................         2,300        37,087
 *Ambassadors, Inc.....................................         8,900       151,856
 Amcast Industrial Corp................................         7,300       128,206
 Amcol International Corp..............................        25,500       270,937
 Amcore Financial, Inc.................................        26,175       618,384
 *Amedisys, Inc........................................         1,400         4,200
 *Amerco...............................................        18,100       423,087
 *America Services Group, Inc..........................         1,600        15,500
 American Bancorporation Ohio..........................           400         7,750
 American Bank of Connecticut..........................         3,200        71,200
 *American Banknote Corp...............................        19,800        38,362
                                                               SHARES        VALUE+
                                                         ------------  ------------
 American Biltrite, Inc................................         1,900  $     45,006
 *American Buildings Co................................         4,500       109,687
 American Business Products, Inc.......................        14,100       313,725
 *American Claims Evaluation, Inc......................         1,000         2,000
 *American Classic Voyages Co..........................        11,100       164,419
 *American Coin Merchandising, Inc.....................         5,200        46,475
 *American Ecology Corp................................         5,250         7,219
 *American Freightways Corp............................        31,600       282,425
 *American Healthcorp, Inc.............................         6,400        65,200
 American Heritage Life Investment Corp................        24,100       591,956
 *American Homepatient, Inc............................        11,800        25,444
 *American Homestar Corp...............................        13,830       227,763
 *American Indemnity Financial Corp....................           800         9,050
 *American International Petroleum Corp................        35,800        47,547
 *American Italian Pasta CO............................        16,200       409,050
 *American Media, Inc. Class A.........................        19,700        93,575
 *American Medical Electronics, Inc. (Escrow-Bonus)....         4,400             0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................         4,400             0
 American Medical Security Group, Inc..................        13,600       194,650
 *#American Mobile Satellite Corp......................        28,300       128,234
 *American Oncology Resources, Inc.....................        31,200       348,075
 *#American Pacific Corp...............................         7,400        51,337
 *American Pad & Paper Co..............................        25,000        39,062
 *American Physician Partners, Inc.....................        16,000        75,000
 *American Physicians Services Group, Inc..............         2,200        10,450
 *American Precision Industries, Inc...................         7,300       101,287
 *American Residential Services, Inc...................         2,000         7,000
 *#American Retirement Corp............................        17,000       266,687
 *American Safety Razor Co.............................         9,700       117,006
 *American Science & Engineering, Inc..................         6,500        75,562
 *American Shared Hospital Services....................           600           619
 *American Software, Inc. Class A......................        14,100        37,894
 American States Water Company.........................         6,300       177,975
 *American Superconductor Corp.........................        13,300       131,337
 *American Technical Ceramics Corp.....................         3,500        27,125
 *#American Wagering, Inc..............................           500         2,453
 American Woodmark Corp................................         6,260       192,495
 Americana Bancorp, Inc................................         1,600        30,800
 *Amerihost Properties, Inc............................         4,200        17,062
 *AmeriLink Corp.......................................         2,900        22,294
 *Amerin Corp..........................................        24,800       609,150
 *Ameripath, Inc.......................................        14,300        64,797
 *Ameristar Casinos, Inc...............................        18,300        54,328
 Ameron, Inc...........................................         2,000        73,500
 Amerus Life Holdings, Inc. Class A....................         6,044       133,346
 *Ames Department Stores, Inc..........................        20,400       485,775
 *Amistar Corp.........................................         1,600         3,550
 Ampco-Pittsburgh Corp.................................         8,900       107,356
 *Ampex Corp. Class A..................................        36,400        36,400
 *Amphenol Corp........................................        13,900       456,094
 Amplicon, Inc.........................................         2,600        40,625
 *Amrep Corp...........................................         4,600        33,925
 *Amresco, Inc.........................................        19,200       140,700
 *Amsurg Corp. Class A.................................           589         4,362
 *Amsurg Corp. Class B.................................         3,800        26,006
 *#Amtran, Inc.........................................        11,700       255,206

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Amwest Insurance Group, Inc...........................         1,540  $     21,560
 *Amylin Pharmaceuticals, Inc..........................        33,500        22,508
 *Anadigics, Inc.......................................        13,250       166,039
 Analogic Corp.........................................        10,900       388,312
 *Analogy, Inc.........................................         7,300        26,234
 Analysis & Technology, Inc............................         1,200        19,350
 Analysts International Corp...........................        22,500       376,875
 *#Analytical Surveys, Inc.............................         4,300       121,744
 *Anaren Microwave, Inc................................         4,400        77,000
 Anchor Bancorp Wisconsin, Inc.........................        16,000       323,000
 *#Andean Development Corp.............................         2,000         6,437
 Andersons, Inc........................................         5,600        63,350
 Andover Bancorp, Inc. DE..............................         4,500       144,281
 *#Andrea Electronics Corp.............................        10,000       105,000
 *#Andrx Corp..........................................        13,300       523,687
 *Anergen, Inc.........................................        15,200         5,225
 *Anesta Corp..........................................         9,000       176,062
 *#Angeion Corp........................................        24,200        35,166
 Angelica Corp.........................................         9,000       163,687
 *Anicom, Inc..........................................        23,600       240,425
 *Ann Taylor Stores Corp...............................        23,100       760,856
 *Ansoft Corp..........................................        11,400        61,987
 *Ansys, Inc...........................................        16,700       164,912
 *Antec Corp...........................................        34,050       632,053
 *Aphton Corp..........................................        12,800       170,400
 Apogee Enterprises, Inc...............................        27,600       339,825
 *Apple Orthodontix, Inc...............................        10,000        58,750
 Applebees International, Inc..........................        30,300       620,203
 *#Applied Digital Access, Inc.........................        10,000        24,375
 *Applied Extrusion Technologies, Inc..................        11,000        86,625
 *Applied Graphics Technologies, Inc...................        22,300       287,809
 *Applied Imaging Corp.................................         5,900        12,169
 Applied Industrial Technologies, Inc..................        24,850       347,900
 *Applied Innovation, Inc..............................        14,200        52,362
 *Applied Magnetics Corp...............................        21,700       161,394
 *Applied Microsystems Corp............................         4,800        18,600
 *Applied Science & Technology, Inc....................         6,800        60,775
 *Applied Signal Technologies, Inc.....................         7,700        93,362
 *#Applix, Inc.........................................         8,000        33,750
 *Apria Healthcare Group, Inc..........................        51,100       357,700
 *Aqua Alliance, Inc...................................        47,800        95,600
 *Aquagenix, Inc.......................................         3,200         1,450
 Aquarion Co...........................................         4,400       165,275
 *Aquila Biopharmaceuticals, Inc.......................         6,330        18,199
 Aquila Gas Pipeline Corp..............................        28,700       243,950
 *Arabian Shield Development Co........................           200           275
 *Aradigm Corp.........................................        10,600       146,412
 *Arcadia Financial, Ltd...............................        39,100       139,294
 Arch Coal, Inc........................................         7,200       138,150
 *#Arch Communications Group, Inc......................        17,600        20,900
 Arctic Cat, Inc.......................................        20,100       209,794
 *Ardent Software, Inc.................................        14,138       248,740
 *Area Bancshares Corp.................................         1,000        27,031
 Argonaut Group, Inc...................................        21,500       533,469
 *#Argosy Gaming Corp..................................        20,600        50,212
 *Ariad Pharmaceuticals, Inc...........................        16,300        34,128
 *#Ariel Corp..........................................         9,300        24,994
 *Ark Restaurants Corp.................................         2,700        29,025
 *Arkansas Best Corp...................................        17,600       103,950
 Arm Financial Group, Inc. Class A.....................        19,100       410,650
 *Armco, Inc...........................................        97,100       382,331
 *Armor Holdings, Inc..................................        10,400       110,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Arnold Industries, Inc................................        23,400  $    334,912
 *Aronex Pharmaceuticals, Inc..........................        15,700        45,628
 *Arqule, Inc..........................................        12,800        77,200
 *Arrhythmia Research Technology, Inc..................         1,800         2,025
 *Arrow Automotive Industries, Inc.....................         1,000         1,375
 Arrow Financial Corp..................................         4,042       106,355
 Arrow International, Inc..............................        20,900       592,384
 *Artecon, Inc.........................................         4,200         7,875
 *Artesyn Technologies, Inc............................        38,900       657,653
 *Arthrocare Corp......................................         8,000       125,000
 *Artisoft, Inc........................................        13,100        39,709
 *#Artra Group, Inc....................................         6,000        16,500
 *Arts Way Manufacturing Co., Inc......................           200         1,162
 *Asahi/Amer, Inc......................................         2,400        11,100
 *Asante Technologies, Inc.............................         7,200        15,975
 *Ascent Entertainment Group, Inc......................        26,800       219,425
 *Ashworth, Inc........................................        13,300        76,475
 *Aspen Technology, Inc................................        23,900       333,853
 *Assisted Living Concepts, Inc........................        13,800       172,500
 *Associated Group, Inc. Class A.......................           200         7,487
 *Astea International, Inc.............................        12,100        24,200
 *Astec Industries, Inc................................         7,200       371,700
 Astro-Med, Inc........................................         4,500        24,187
 *Astronics Corp.......................................         2,612        28,079
 *Asyst Technologies, Inc..............................        10,900       221,747
 Atalanta Sosnoff Capital Corp.........................         7,700        68,819
 *Atchison Casting Corp................................         9,200        86,250
 *Athey Products Corp..................................         2,940         9,555
 *Atlantic American Corp...............................        17,000        70,125
 *Atlantic Bank and Trust Co...........................         2,000        27,875
 *Atlantic Coast Airlines, Inc.........................        17,100       432,844
 *Atlantic Premium Brands, Ltd.........................         2,000         4,000
 *Atlantis Plastics, Inc...............................         3,300        26,400
 *Atlas Air, Inc.......................................        20,200       934,250
 Atrion Corp...........................................         1,950        16,697
 *#Atrix Labs, Inc.....................................        10,200       114,112
 *Atwood Oceanics, Inc.................................        12,300       230,625
 *Au Bon Pain, Inc. Class A............................        11,100        69,028
 *Audiovox Corp. Class A...............................        13,900        89,481
 *Audits & Surveys Worldwide, Inc......................         5,100        11,475
 *Ault, Inc............................................         3,900        26,203
 *Aura Systems, Inc....................................        48,000        64,500
 *Aurora Biosciences Corp..............................         6,000        30,375
 *Auspex Systems, Inc..................................        25,000        93,750
 Authentic Fitness Corp................................        23,000       368,000
 *#Autobond Acceptance Corp............................         5,900        22,862
 Autocam Corp..........................................         4,560        63,982
 *Autocyte, Inc........................................         9,000        35,156
 *Autoimmune, Inc......................................        13,100        25,381
 *Autologic Information International, Inc.............         2,300         9,487
 *Automobile Protection Corp...........................        10,500        95,156
 *Autonomous Technologies Corp.........................         9,500        44,234
 *Autote Corp. Class A.................................        28,758        59,313
 Avado Brands, Inc.....................................        33,200       254,187
 *Avalon Holding Corp. Class A.........................         1,550        12,109
 *Avanir Pharmaceuticals Class A.......................        25,300        65,227
 *Avant Corp...........................................        32,700       546,703
 *Avant Immunotherapeutics, Inc........................        29,975        39,342
 *Avatar Holdings, Inc.................................         5,500        88,687
 *Avatex Corp..........................................         6,300         4,725
 *Avecor Cardiovascular, Inc...........................         6,200        75,562

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Avert, Inc............................................         1,300  $      6,012
 *Aviall, Inc..........................................        17,700       214,612
 *Aviation Sales Co....................................        12,457       460,909
 *Avid Technology, Inc.................................        22,100       526,947
 *Avigen, Inc..........................................         6,600        22,481
 *Avondale Financial Corp..............................         2,800        38,150
 *Avondale Industries, Inc.............................        11,600       319,000
 *Avteam, Inc. Class A.................................         7,000        38,500
 *Aware, Inc...........................................        18,000       361,125
 *Axent Technologies, Inc..............................        24,800       650,225
 *Axiohm Transaction Solutions, Inc....................         5,832        27,337
 *Axsys Technologies, Inc..............................         2,500        34,922
 *Axys Pharmaceuticals, Inc............................        30,100       170,253
 *Aydin Corp...........................................         3,100        30,031
 *Aztar Corp...........................................        45,200       228,825
 Aztec Manufacturing Co................................         5,000        49,687
 *BA Merchant Services, Inc. Class A...................        10,500       175,875
 *BCT International, Inc...............................         2,700         6,159
 *BEI Electronics, Inc.................................         6,000        10,500
 BEI Technologies, Inc.................................         5,100        62,475
 *BFX Hospitality Group, Inc...........................         4,600         7,475
 BHA Group Holdings, Inc. Class A......................         5,856        80,886
 *BI, Inc..............................................         6,400        47,200
 *BLC Financial Services, Inc..........................         5,000        11,250
 BMC Industries, Inc...................................        26,700       165,206
 *BRC Holdings, Inc....................................        12,700       241,300
 BSB Bancorp, Inc......................................         8,600       248,325
 BT Financial Corp.....................................         9,470       261,609
 *BTG, Inc.............................................         7,900        52,337
 *BTU International, Inc...............................         6,500        22,953
 *#BWAY Corp...........................................         4,800        78,300
 *Back Bay Restaurant Group, Inc.......................         2,700        23,962
 Badger Meter, Inc.....................................         1,800        65,250
 *Badger Paper Mills, Inc..............................         1,000         8,000
 Bairnco Corp..........................................         8,300        59,137
 Baker (J.), Inc.......................................        12,500        61,328
 *Baker (Michael) Corp.................................         3,900        36,075
 *Balanced Care Corp...................................         2,000        14,000
 Balchem Corp..........................................         1,800        12,262
 Baldor Electric Co....................................        11,733       233,927
 Baldwin Piano & Organ Co..............................         1,300        13,000
 *Baldwin Technology, Inc. Class A.....................        12,100        69,575
 *Ballantyne Omaha, Inc................................        11,550        88,069
 Ballard Medical Products..............................        27,400       595,950
 *#Bally Total Fitness Holding Corp....................        23,675       560,802
 *Baltek Corp..........................................         1,500        15,750
 Bancfirst Ohio Corp...................................         5,100       148,537
 *Bancinsurance Corp...................................         4,100        22,294
 Bancorp Connecticut, Inc..............................         4,100        73,031
 *BancTec, Inc.........................................        20,896       275,566
 Bandag, Inc...........................................         9,800       346,675
 Bandag, Inc...........................................         3,000        96,562
 *Bangor Hydro-Electric Co.............................         6,500        78,812
 Bank of Granite Corp..................................         9,450       269,620
 *Bank Plus Corp.......................................        17,400        72,862
 *Bank United Financial Corp. Class A..................        15,300       131,006
 Bank West Financial Corp..............................         1,600        16,300
 BankAtlantic Bancorp, Inc. Class A....................         8,600        58,050
 BankAtlantic Bancorp, Inc. Class B....................        12,171        96,607
 BankNorth Group, Inc. DE..............................        12,500       415,625
 *Banner Aerospace, Inc................................        18,200       161,525
 *Banyan System, Inc...................................        18,100       141,406
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Barnes Group, Inc.....................................        17,900  $    553,781
 *Barnett, Inc.........................................        14,600       185,237
 *Barnwell Industries, Inc.............................           400         4,625
 *Barra, Inc...........................................        12,200       317,962
 *Barrett Business Services, Inc.......................         4,100        36,259
 *Barringer Technologies, Inc..........................         5,500        47,008
 *Barry (R.G.) Corp....................................         8,832       104,880
 *#Base Ten Systems, Inc. Class A......................         8,600        25,666
 *Basin Exploration, Inc...............................        12,500       144,531
 Bassett Furniture Industries, Inc.....................        11,800       297,950
 Battle Mountain Gold Co...............................        97,900       458,906
 Bay State Gas Co......................................         7,600       300,200
 #Bay View Capital Corp................................        18,200       381,062
 *Bayard Drilling Technologies, Inc....................        10,296        51,480
 *Baycorp Holdings, Ltd................................         5,500        26,125
 Bayonne Bancshares, Inc...............................         6,400       105,600
 *Bayou Steel Corp. Class A............................         9,600        44,400
 *Be Aerospace, Inc....................................        20,500       486,234
 Beauticontrol Cosmetics, Inc..........................         5,400        32,400
 *Beazer Homes USA, Inc................................         6,000       143,250
 *Bel Fuse, Inc. Class A...............................         1,750        48,891
 *Bel Fuse, Inc. Class B...............................         1,750        41,453
 *Belco Oil & Gas Corp.................................        31,600       177,750
 Belden, Inc...........................................        19,900       335,812
 *Bell and Howell Co...................................        21,000       708,750
 *Bell Industries, Inc.................................         7,620        79,534
 *Bell Microproducts, Inc..............................         8,800        81,125
 *Bellwether Exploration Co............................        14,100        78,431
 *Ben & Jerry's Homemade, Inc. Class A.................         5,100       101,841
 *Benchmark Electronics, Inc...........................         9,300       232,500
 *Benihana, Inc........................................         1,000        10,875
 *Bentley Pharmaceuticals, Inc.........................         3,160         5,135
 *Benton Oil & Gas Co..................................        29,600       111,000
 Berkshire Gas Co......................................         1,000        23,000
 *Berlitz International, Inc...........................         4,700       139,237
 Berry Petroleum Corp. Class A.........................        19,000       247,000
 *Big 4 Ranch, Inc.....................................         3,200             0
 *Big Flower Holdings, Inc.............................        16,800       410,550
 *Billing Information Concepts Corp....................        33,900       426,928
 Bindley Western Industries, Inc.......................        17,766       686,212
 Binks Sames Corp......................................         1,500        22,500
 *Bio Technology General Corp..........................        48,300       321,497
 *#Bio Vascular, Inc...................................         8,100        33,919
 *Bioanalytical Systems, Inc...........................         4,000        18,750
 *Biocryst Pharmaceuticals, Inc........................        14,000        92,750
 *Biofield Corp........................................         9,000        15,750
 *Bio-Logic Systems Corp...............................         2,100         6,562
 *#Biomatrix, Inc......................................         9,400       456,487
 *Bionx Implants, Inc..................................         6,300        57,487
 *Bio-Plexus, Inc......................................         2,700         7,425
 *Bio-Rad Laboratories, Inc. Class A...................         8,300       176,375
 *Biosite Diagnostics, Inc.............................        10,000        82,500
 *Biosource International, Inc.........................         8,700        26,236
 *Biospecifics Technologies Corp.......................         3,000        11,906
 *#Biospherics, Inc....................................         6,500        37,375
 Birmingham Steel Corp.................................        31,800       155,025
 *Black Box Corp.......................................        15,300       536,456
 *Black Hawk Gaming & Development, Inc.................         3,600        29,925
 Black Hills Corp......................................        19,550       482,641
 Blair Corp............................................         6,700       118,087

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Blanch (E.W.) Holdings, Inc...........................        11,500  $    460,719
 Blimpie International.................................         8,600        18,812
 *Blonder Tongue Laboratories, Inc.....................         7,500        59,062
 *Bluegreen Corp.......................................        18,395       126,466
 Bob Evans Farms, Inc..................................         1,400        33,994
 *Boca Research, Inc...................................         7,900        16,787
 *#Bogen Communications International, Inc.............         1,400         9,494
 *Bolder Technologies Corp.............................         8,600        77,131
 *Bolle, Inc...........................................         4,161        13,913
 *Bolt Technology Corp.................................         4,500        33,750
 *Bombay Co., Inc......................................        37,900       187,131
 *Bonded Motors, Inc...................................         1,800        12,487
 *Bone Care International, Inc.........................         2,250        24,328
 *Bontex, Inc..........................................           200           403
 *Bon-Ton Stores, Inc..................................        10,800        83,700
 *Books-a-Million, Inc.................................        15,400       453,337
 *Boole & Babbage, Inc.................................        25,362       802,866
 *Borg-Warner Security Corp............................        23,500       430,344
 Boston Acoustics, Inc.................................         3,750        93,398
 *Boston Beer Company, Inc. Class A....................         6,300        53,550
 *Boston Biomedical, Inc...............................         3,300         9,281
 *Boston Chicken, Inc..................................        27,200        18,275
 *Boston Communications Group, Inc.....................        11,000       110,344
 Bostonfed Bancorp, Inc................................         3,800        70,300
 Bowne & Co., Inc......................................        34,600       579,550
 *Boyd Gaming Corp.....................................        61,800       224,025
 *Bradley Pharmaceuticals, Inc. Class A................         1,500         1,852
 Brady (W.H.) Co. Class A..............................        20,700       531,731
 *Brauns Fashions Corp.................................         3,200        26,000
 *Brazos Sportswear, Inc...............................           230           144
 *#Breed Technologies, Inc.............................        36,800       248,400
 Brenton Banks, Inc....................................        17,088       306,516
 *Brewer (C.) Homes, Inc. Class A......................         1,800           534
 *Bridgeport Macs, Inc.................................         5,100        40,481
 Bridgford Foods Corp..................................         4,075        52,848
 *Brightpoint, Inc.....................................        46,700       707,797
 *Brilliant Digital Entertainment, Inc.................         7,000        16,187
 *Brite Voice Systems, Inc.............................        12,100        96,800
 *Britesmile, Inc......................................         6,100         7,244
 Broad National Bancorporation.........................         3,326        61,947
 *Broadband Technologies, Inc..........................        10,600        48,031
 *Broadvision, Inc.....................................        24,200       645,081
 *Broadway & Seymour, Inc..............................         8,300        24,381
 *Brookdale Living Communities.........................         8,600       144,050
 #Brooke Group, Ltd....................................        18,400       345,000
 *Brooks Automation, Inc...............................         8,000       126,500
 *Brookstone, Inc......................................         8,000       120,500
 *Brooktrout Technology, Inc...........................         9,300       145,312
 *Brothers Gourmet Coffees, Inc........................         6,771           271
 *Brown & Sharpe Manufacturing Co. Class A.............        11,500        76,187
 *Brown (Tom), Inc.....................................        26,300       264,644
 Brown Group, Inc......................................        18,000       322,875
 *Brunswick Technologies, Inc..........................         4,600        24,150
 Brush Wellman, Inc....................................        14,900       240,262
 *Brylane, Inc.........................................        16,600       263,525
 Bryn Mawr Bank Corp...................................           800        22,100
 *Buckeye Technology, Inc..............................        22,400       436,800
 *Buckhead America Corp................................           900         4,837
 *Buckle, Inc..........................................        19,800       507,375
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Budget Group, Inc....................................        20,200  $    252,500
 *Buffets, Inc.........................................        45,686       533,955
 *Builders Transport, Inc..............................         1,800            11
 *Building Materials Holding Corp......................        10,600       131,506
 *Bull Run Corp. GA....................................        21,300        71,222
 Burlington Coat Factory Warehouse Corp................        17,180       249,110
 *Burlington Industries, Inc...........................        40,000       417,500
 *Burr Brown Corp......................................        28,062       662,088
 *Bush Boake Allen, Inc................................        17,400       593,775
 Bush Industries, Inc. Class A.........................         9,000       147,375
 *Business Resource Group..............................         2,400         6,900
 *Butler International, Inc............................         4,100        88,150
 Butler Manufacturing Co...............................         5,400       125,550
 C & D Technologies, Inc...............................         9,200       266,800
 *CATS Software, Inc...................................         6,200        26,931
 *C-COR Electronics, Inc...............................         6,800        97,325
 *C-Cube Microsystems, Inc.............................        33,400       876,750
 *#C-Phone Corp........................................         6,400        18,100
 *C.P. Clare Corp......................................         9,400        68,150
 *CB Richard Ellis Services, Inc.......................        18,900       335,475
 *CCA Industries, Inc..................................         4,300         6,181
 *CCC Information Services Group, Inc..................        24,100       265,853
 *CDI Corp.............................................        17,900       479,944
 *CE Software Holdings, Inc............................           580         2,646
 *CEM Corp.............................................         3,800        39,425
 *CET Environmental Services, Inc......................         3,500         4,812
 *CFI Proservices, Inc.................................         3,000        33,750
 *CFM Technologies, Inc................................         7,100        62,347
 CFSB Bancorp, Inc.....................................         2,415        56,224
 CFW Communications Co.................................        11,700       243,506
 *CKS Group, Inc.......................................        13,700       462,375
 *CMC Industries, Inc..................................         5,200        32,987
 CMI Corp. Class A.....................................        17,800       162,425
 CMP Media Group, Inc..................................        29,200       523,775
 *CMP Media, Inc. Class A..............................         6,400        74,800
 *CNA Surety Corp......................................        34,700       509,656
 *#CNET, Inc...........................................         4,500       237,516
 *CNS Income...........................................        16,600        78,850
 *CPAC, Inc............................................         5,020        47,376
 CPB, Inc..............................................         6,800       117,725
 *CPI Aerostructures, Inc..............................           200           312
 CPI Corp..............................................         8,000       171,000
 *CPS Systems, Inc.....................................         7,000         7,000
 *CSP, Inc.............................................         2,783        21,916
 *CSS Industries, Inc..................................         9,300       274,931
 *CTB International Corp...............................         2,000        17,000
 *#CTC Communications Corp. Class 1....................         9,000        64,969
 CTG Resources, Inc....................................         6,400       160,800
 CTS Corp..............................................        16,400       578,100
 *CUNO, Inc............................................        14,500       214,781
 CVB Financial Corp....................................        13,545       330,159
 *Cable Design Techologies Corp........................        27,225       501,961
 Cabot Oil & Gas Corp. Class A.........................        24,900       384,394
 *Cache, Inc...........................................         7,625        35,742
 *Caci International, Inc. Class A.....................         8,600       159,637
 *Cade Industries, Inc.................................        19,800        46,716
 *Cadiz, Inc...........................................        29,800       264,475
 Cadmus Communications Corp............................         5,800        94,975
 *Cadus Pharmaceutical Corp............................         8,700        22,566
 *Caere Corp...........................................        10,600       142,106
 Cagle's, Inc. Class A.................................         2,000        40,500

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Cal Dive International, Inc..........................         5,000  $     82,187
 *#Calcomp Technology, Inc.............................        33,000        48,469
 Calgon Carbon Corp....................................        28,900       209,525
 *Caliber Learning Network, Inc........................        10,000        48,750
 *#California Amplifier, Inc...........................         7,000        19,469
 *California Coastal Comm, Inc.........................         9,500        65,016
 *#California Culinary Academy, Inc....................         1,200         9,375
 *California Micro Devices Corp........................         8,400        22,575
 *California Microwave, Inc............................        15,000       183,750
 California Water Service Group........................        10,400       271,050
 *Callon Petroleum Co..................................         9,600       123,000
 *Calloways Nursery, Inc...............................         1,200         1,312
 Cal-Maine Foods, Inc..................................        10,800        53,662
 Calmat Co.............................................        20,900       642,675
 *Calumet Bancorp, Inc.................................         1,650        45,684
 Cambrex Corp..........................................        21,700       607,600
 *Cambridge Heart, Inc.................................        10,800        60,750
 *Cameron Ashley Building Products, Inc................         8,400       107,100
 Cameron Financial Corp................................         1,300        21,369
 *Candela Laser Corp...................................         3,800        21,850
 *Candies, Inc.........................................        13,800        39,459
 *Canisco Resources, Inc...............................           500         1,094
 *Cannon Express, Inc. Class A.........................           900         5,175
 *Cannondale Corp......................................         6,900        68,784
 *Cantel Industries, Inc. Class B......................         3,100        21,312
 Cape Cod Bank & Trust Co..............................         6,400       127,600
 *Capital Factors Holding, Inc.........................         1,100        19,112
 *Capital Pacific Holdings, Inc........................        11,600        34,075
 Capital Re Corp.......................................        17,000       335,750
 *Capital Senior Living Corp...........................         1,500        18,562
 Capitol Bancorp, Ltd..................................         3,089        79,349
 Capitol Transamerica Corp.............................        10,050       177,131
 Caraustar Industries, Inc.............................        22,900       610,428
 *Carbide/Graphite Group, Inc..........................         7,800        99,450
 Carbo Ceramics, Inc...................................         4,000        83,625
 *Cardiac Pathways Corp................................        10,000        47,187
 *Cardiotech International, Inc........................         2,101         2,758
 *Cardiovascular Diagnostics...........................         6,100        35,456
 *Cardiovascular Dynamics, Inc.........................         8,488        35,013
 *#Carematrix, Inc.....................................        15,800       442,400
 *Caretenders Healthcorp...............................         1,600         4,500
 *#Caribiner International, Inc........................        21,900       203,944
 *Carleton Corporation.................................         1,100         2,269
 *Carmike Cinemas, Inc. Class A........................         8,700       174,000
 Carolina First Corp...................................        15,710       390,295
 *Carreker-Antinori, Inc...............................        15,000        80,625
 *Carr-Gottstein Foods Co..............................         7,654        86,586
 *Carriage Services, Inc. Class A......................         8,600       218,225
 *#Carrington Laboratories, Inc........................         7,100        19,192
 *Carson, Inc..........................................           500         1,437
 Carter-Wallace, Inc...................................        32,900       583,975
 Cascade Corp..........................................        10,700       149,800
 Cascade Natural Gas Corp..............................         9,900       181,294
 *Casella Waste Systems, Inc. Class A..................        12,800       399,600
 Casey's General Stores, Inc...........................        36,800       508,300
 Cash America International, Inc.......................        22,600       381,375
 *Casino Data Systems..................................        14,400        28,350
 *Castle & Cooke, Inc..................................        17,200       268,750
 Castle (A.M.) & Co....................................        13,037       250,962
 *Castle Dental Centers, Inc...........................         1,700        10,678
 Castle Energy Corp....................................         2,400        45,900
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Catalina Lighting, Inc...............................         5,100  $     11,156
 *Catalyst International, Inc..........................        14,800       151,237
 *Catalytica, Inc......................................        31,700       569,609
 Cathay Bancorp, Inc...................................         1,100        42,247
 *Catherines Stores Corp...............................         6,300        65,756
 Cato Corp. Class A....................................        21,300       288,216
 Cavalier Homes, Inc...................................        18,060       195,274
 *Cec Entertainment Inc................................         7,200       213,300
 *Celadon Group, Inc...................................         6,000        78,937
 *Celebrity, Inc.......................................         5,200         3,900
 *Celeritek, Inc.......................................         5,000        15,000
 *Celestial Seasonings, Inc............................         6,600       164,587
 *Celgene Corp.........................................        14,200       118,925
 *#Cell Genesys, Inc...................................        28,452       137,814
 *Cell Pathways, Inc...................................         4,829        57,495
 *Cellegy Pharmaceuticals, Inc.........................         7,100        31,062
 *#Cellnet Data Systems, Inc...........................        41,900       243,544
 *Cellstar Corp........................................        59,000       383,500
 *#Cel-Sci Corp........................................         2,500         5,937
 Cenit Bancorp, Inc....................................         2,800        52,675
 *Centennial Bancorp...................................        13,694       242,641
 *Centennial Cellular Corp. Class A....................        12,400       497,162
 *Centennial Healthcare Corp...........................         9,500       145,766
 Centex Construction Products, Inc.....................         4,700       166,850
 *Centigram Communications Corp........................         5,200        38,675
 Central Co-Operative Bank Somerville, MA..............           700        12,294
 *Central Garden & Pet Co..............................        24,700       397,516
 Central Hudson Gas & Electric Corp....................        11,200       452,900
 *Central Reserve Life Corp............................         2,100        18,769
 *Central Sprinkler Corp...............................         4,000        36,000
 Central Vermont Public Service Corp...................        10,300       107,506
 Centris Group, Inc....................................        11,400       116,850
 *Centura Software Corp................................         8,600         9,944
 Century Aluminum Co...................................        18,000       153,281
 Century Bancorp Income Class A........................         1,000        19,750
 *Century Business Services, Inc.......................        46,800       631,800
 *Century Communications Corp. Class A.................         2,500        61,016
 *Cephalon, Inc........................................        28,600       217,181
 *Ceradyne, Inc........................................         6,900        28,031
 Cerberonics, Inc. Class A.............................           200         1,569
 *Cerion Technologies, Inc.............................         3,500         1,039
 *Cerner Corp..........................................        19,700       517,741
 *Cerprobe Corp........................................         7,300       105,394
 *Chad Therapeutics....................................         8,000        14,000
 Champion Industries, Inc..............................         8,462        84,884
 *Charming Shoppes, Inc................................        99,000       414,562
 *Chart House Enterprises, Inc.........................        10,600        53,000
 Chart Industries, Inc.................................        20,025       153,942
 *Charter Federal Savings Bank (Escrow)................         2,100             0
 Chartwell Re Corp.....................................         8,700       240,337
 Chase Corp............................................         4,500        58,500
 *Chase Industries, Inc................................         9,000       105,187
 *Chattem, Inc.........................................         9,200       391,575
 *Chaus (Bernard), Inc.................................         9,400        27,025
 *Check Technology Corp................................         4,400        13,750
 *Checkfree Holdings Corp..............................        12,000       196,500
 *Checkpoint System, Inc...............................        31,900       428,656
 *Cheesecake Factory, Inc..............................        18,050       465,916
 Chemed Corp...........................................         9,100       308,262

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Chemfab Corp.........................................         5,850  $    131,625
 Chemfirst, Inc........................................        13,600       256,700
 Chemical Financial Corp...............................         7,386       317,598
 *Cherry Corp. Class A.................................         3,000        44,062
 *Cherry Corp. Class B.................................         1,800        26,887
 *Chesapeake Biological Laboratories, Inc. Class A.....         3,600        15,975
 Chesapeake Energy Corp................................        94,570       130,034
 Chesapeake Utilities Corp.............................         3,700        64,750
 Chester Valley Bancorp................................           302         8,616
 Chic by His, Inc......................................         9,800        44,712
 Chicago Rivet & Machine Co............................           200         5,800
 *Chicos Fas, Inc......................................         8,200       179,887
 *#Childrens Broadcasting Corp.........................         4,700        14,834
 *Children's Comprehensive Services, Inc...............         8,650       107,855
 *Childrens PL Retail Stores, Inc......................        11,500       213,469
 *Childtime Learning Centers, Inc......................         3,300        46,612
 Chiquita Brands International, Inc....................        12,292       138,285
 *Chirex, Inc..........................................        10,600       192,787
 Chittenden Corp.......................................        14,366       434,571
 *Chock Full O' Nuts Corp..............................        10,130        67,111
 *Choice Hotels International, Inc.....................        12,000       137,250
 *Cholestech Corp......................................        10,300        42,487
 *Christiana Companies, Inc............................         9,000       187,594
 *Chromcraft Revington, Inc............................         3,400        56,525
 *Chronimed, Inc.......................................        12,100       123,647
 *Chrysalis International Corp.........................         9,100         3,555
 Church & Dwight Co., Inc..............................        17,500       604,844
 *Chyron Corp..........................................        27,600        74,175
 *Cidco, Inc...........................................        12,600        36,028
 Cilcorp, Inc..........................................         4,000       242,000
 *Cima Laboratories, Inc...............................         8,600        27,681
 *Ciprico, Inc.........................................         3,300        24,441
 Circle International, Inc.............................        14,700       245,306
 *Circon Corp..........................................         7,390       108,079
 *Circuit Systems, Inc.................................         2,600         9,628
 *Cirrus Logic, Inc....................................        61,200       755,437
 *Citadel Holding Corp.................................         5,300        19,544
 *Citation Computer System, Inc........................         2,200         5,087
 *Citation Corp........................................        16,100       225,400
 Citizens Banking Corp.................................         4,100       133,891
 *Citizens, Inc. Class A...............................        16,700        97,069
 City Holding Co.......................................         4,542       151,589
 *Civic Bancorp........................................         2,835        40,753
 Clarcor, Inc..........................................        24,350       458,084
 *Clarify, Inc.........................................        19,500       352,219
 *Clark (Dick) Productions, Inc........................         3,360        49,140
 *Clean Harbors, Inc...................................         9,300        15,984
 *Clearview Cinema Group, Inc..........................         2,000        47,750
 Cleveland Cliffs, Inc.................................        10,200       388,237
 *Cliffs Drilling Co...................................        14,300       226,119
 *Clintrials Research, Inc.............................        15,900        55,153
 *#Closure Medical Corp................................        11,900       276,675
 Coachmen Industries, Inc..............................        15,100       339,750
 *Coast Dental Services, Inc...........................         5,300        60,784
 *Coast Distribution System............................         4,000         8,000
 Coastal Bancorp, Inc..................................         5,250       100,406
 *Coastcast Corp.......................................         8,200        64,575
 *Cobra Electronic Corp................................         6,200        27,125
 Coca-Cola Bottling Co. Consolidated...................         5,200       303,225
 *#Cocensys, Inc.......................................        17,600        10,175
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Code-Alarm, Inc......................................           800  $        625
 *Coeur d'Alene Mines Corp. ID.........................        19,700        99,731
 *Coffee People, Inc...................................         3,000         6,187
 *Cognex Corp..........................................        33,300       548,409
 *Cognitronics Corp....................................         2,500        24,687
 *Cognizant Technology Solutions Corp..................         2,000        43,375
 *Coherent, Inc........................................        23,700       297,731
 *Cohesion Technologies, Inc...........................         6,300        24,806
 *Coho Energy, Inc.....................................        23,000       101,344
 *#Cohr, Inc...........................................         5,100        15,141
 Cohu, Inc.............................................         8,200       185,781
 *Coinmach Laundry Corp................................        12,600       206,325
 *#Coinstar, Inc.......................................        12,800        84,800
 *Cold Metal Products, Inc.............................         3,500         9,844
 *#Coldwater Creek, Inc................................         8,300       100,119
 *Cole (Kenneth) Productions, Inc. Class A.............         5,700       103,669
 *Cole National Corp. Class A..........................        15,300       236,194
 *Coleman, Inc.........................................         1,400        13,387
 *Collaborative Clinical Research, Inc.................         3,700        10,984
 Collagen Corp.........................................         6,300        60,637
 *Collagenex Pharmaceuticals, Inc......................         7,700        89,031
 *Collins & Aikman Corp................................        64,000       340,000
 Collins Industries, Inc...............................         6,500        27,828
 #Colonial Gas Co......................................         8,050       278,731
 *Colorado MEDtech, Inc................................         9,700        86,997
 *Columbia Banking System, Inc.........................         8,979       177,616
 *#Columbia Laboratories, Inc..........................        28,700       107,625
 *Columbus Energy Corp.................................         2,987        19,415
 Columbus McKinnon Corp................................        12,400       224,750
 *Com21, Inc...........................................         5,000        89,531
 *Comarco, Inc.........................................         3,400        76,925
 *Comdial Corp.........................................         6,900        62,316
 *Comforce Corp........................................        13,877        74,589
 *Command Systems, Inc.................................         2,000         5,281
 Commercial Bancshares, Inc............................         1,433        33,496
 Commercial Bank of New York...........................         4,200        60,112
 Commercial Intertech Corp.............................        11,400       180,262
 Commercial Metals Co..................................        13,400       339,187
 Commercial National Financial Corp....................         1,300        52,162
 *Commodore Applied Technologies, Inc. (Private
   Placement)..........................................        13,902         7,820
 Commonwealth Bancorp, Inc.............................        14,500       223,391
 Commonwealth Energy System............................        15,100       581,350
 Commonwealth Industries, Inc..........................        14,400       137,700
 *Commscope, Inc.......................................        38,000       577,125
 Communications Systems, Inc...........................         8,100       104,287
 Community Bank System, Inc............................         6,100       177,662
 #Community Bankshares, Inc............................           200         2,725
 Community Financial Corp..............................         1,200        15,600
 #Community Financial Group, Inc.......................         2,000        25,375
 Community First Brokerage Co..........................         1,200        49,050
 Community Savings Bankshares, Inc.....................         3,900        90,431
 Community Trust Bancorp, Inc..........................         8,040       187,432
 *Community West Bancshares............................         3,600        35,325
 *Comnet Cellular, Inc.................................        20,400       211,650
 *Compass International Services Corp..................         8,000        77,750
 *Compdent Corp........................................         8,100        84,291
 *Competitive Technologies, Inc........................         4,200        21,000
 *Complete Business Solutions, Inc.....................         8,322       205,449
 *#Comprehensive Care Corp.............................         2,500         8,906

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Comptek Research, Inc................................         3,200  $     28,400
 *Compucom Systems, Inc................................        44,100       168,131
 *#Computer Learning Centers, Inc......................        15,600        99,937
 *Computer Manangement Sciences, Inc...................        13,100       232,934
 *Computer Motion, Inc.................................         7,300        67,753
 *Computer Network Technology Corp.....................        22,100       155,391
 *Computer Outsourcing Services, Inc...................         2,900        28,637
 Computer Task Group, Inc..............................        18,700       504,900
 *Comshare, Inc........................................         8,900        38,381
 *Comstock Resources, Inc..............................        22,800        84,075
 *Comtech Telecommunications Corp......................         1,000         8,937
 *Concentra Corp.......................................         3,700        25,437
 *Concentra Managed Care, Inc..........................        44,000       511,500
 *Concord Camera Corp..................................         9,900        54,141
 *Concord Fabrics, Inc. Class A........................           700         4,375
 *Concurrent Computer Corp.............................        44,800       151,200
 *Condor Technology Solutions, Inc.....................         3,000        29,250
 *Conductus, Inc.......................................         4,900         7,503
 *Cone Mills Corp. NC..................................        27,900       127,294
 *Congoleum Corp. Class A..............................         3,200        28,600
 *Conmed Corp..........................................        15,075       410,794
 Connecticut Energy Corp...............................         9,200       257,025
 Connecticut Water Services, Inc.......................         3,600       100,125
 *Connitics Corp.......................................        15,500        62,484
 *Consep, Inc..........................................         4,300         5,375
 *Consilium, Inc.......................................         6,900        43,556
 *Conso Products Co....................................         5,000        29,219
 *Consolidated Delivery and Logistics, Inc.............         6,000        19,687
 *Consolidated Freightways Corp........................        20,700       260,044
 *Consolidated Graphics, Inc...........................         7,400       425,962
 *Consolidated Products, Inc...........................        18,661       386,049
 Consolidated Tokoma Land Co...........................         3,100        39,912
 *Consumer Portfolio Services, Inc.....................        13,100        56,494
 Consumers Water Co....................................         6,300       195,694
 *ContiFinancial Corp..................................        37,000       205,812
 *Continucare Corp.....................................        12,400        31,775
 *#Converse, Inc.......................................        13,900        30,406
 Cooker Restaurant Corp................................         9,200        52,900
 *Cooper Companies, Inc................................        13,400       284,750
 *Cooperative Bankshares, Inc..........................         1,400        20,825
 *Copart, Inc..........................................        10,500       248,062
 *Copley Pharmaceutical, Inc...........................        17,300       139,481
 *#Copytele, Inc.......................................        52,100        78,964
 *Cor Therapeutics, Inc................................        24,100       282,422
 *Coram Healthcare Corp................................        35,563        66,681
 *Core Materials Corp..................................         7,700        20,694
 *Core, Inc............................................         6,700        41,037
 *Cornell Corrections, Inc.............................         7,400       132,275
 *Corporate Express, Inc...............................        62,000       360,375
 *#Correctional Services Corp..........................         5,400        62,606
 *Corrpro Companies, Inc...............................         5,675        68,809
 *Cort Business Services Corp..........................        11,400       258,637
 Corus Bankshares, Inc.................................        14,600       533,812
 *Corvas International, Inc............................        12,600        34,650
 *Corvel Corp..........................................         1,000        37,250
 *Cosmetic Centers, Inc. Class C.......................           451           578
 *Cost Plus, Inc.......................................         8,800       292,600
 *Costilla Energy, Inc.................................         9,000        52,312
 *Cotelligent Group, Inc...............................        12,200       223,412
 Cotton States Life Insurance Co.......................         2,530        40,164
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Courier Corp..........................................         1,200  $     33,300
 *Covenant Transport, Inc. Class A.....................        12,600       220,106
 *Coventry Health Care, Inc............................        54,000       408,375
 Covest Bancshares, Inc................................         2,250        31,711
 *Coyote Network Systems, Inc..........................         2,172        34,752
 Craftmade International, Inc..........................         5,850        68,372
 *Craig (Jenny), Inc...................................        18,600       110,437
 *#Craig Corp..........................................         2,400        20,850
 *#Creative Biomolecules, Inc..........................        30,200        97,206
 *#Creative Computers, Inc.............................         9,100       343,809
 *Credence Systems Corp................................        19,450       382,314
 *Credit Acceptance Corp...............................        41,500       281,422
 *#Cree Research, Inc..................................        11,700       434,362
 *Crescent Operating, Inc..............................         5,000        19,141
 *Criticare Systems, Inc...............................         7,500        16,641
 Cross (A.T.) Co. Class A..............................        13,700        97,612
 Cross Timbers Oil Co..................................        39,850       453,294
 *Cross-Continent Auto Retailers, Inc..................        12,100       119,487
 *Crossman Communities, Inc............................         8,850       220,144
 *Crowley, Milner & Co.................................         1,000         4,687
 *Crown Central Petroleum Corp. Class A................         2,600        23,887
 *Crown Central Petroleum Corp. Class B................         4,700        43,475
 Crown Crafts, Inc.....................................         6,500        40,219
 *Crown Resources Corp.................................        12,400        24,800
 *Crown Vantage, Inc...................................         8,500        25,367
 *Crown-Andersen, Inc..................................         1,000         4,625
 *Cryolife, Inc........................................        12,100       137,637
 *Crystal Oil Co.......................................         1,200        46,650
 Cubic Corp............................................         8,000       164,000
 *Cubist Pharmaceuticals, Inc..........................         9,500        28,203
 Culp, Inc.............................................        13,518       118,282
 *Cunningham Graphics International, Inc...............         4,000        70,500
 *Curative Health Services, Inc........................        11,400       327,037
 Curtiss-Wright Corp...................................         9,200       343,850
 *CustomTracks Corp....................................        13,800       121,181
 *Cutter & Buck, Inc...................................         4,700       134,244
 *Cyanotech Corp.......................................        10,300        13,197
 *#Cybercash, Inc......................................        13,700       227,762
 *Cyberguard Corp......................................         6,100        18,681
 *Cyberonics, Inc......................................        15,500       168,562
 *Cyberoptics Corp.....................................         3,800        61,275
 *Cybex Corp...........................................         5,850       243,141
 *Cybex International, Inc.............................         8,700        41,869
 *#Cygnus, Inc.........................................        18,000        86,625
 *Cylink Corp..........................................        28,300       227,284
 *Cymer, Inc...........................................        28,600       429,894
 *Cypros Pharmaceutical Corp...........................        15,700        60,837
 *Cyrk, Inc............................................        13,200       115,087
 *Cytel Corp...........................................         2,142         6,560
 *Cytrx Corp...........................................         3,800         2,731
 *#Cytyc Corp..........................................        15,200       300,200
 *D & K Healthcare Resources, Inc......................         3,200        62,700
 *D A Consulting Group, Inc............................         7,000        94,062
 D&N Financial Corp....................................         7,480       172,274
 *DBT Online, Inc......................................        16,580       282,896
 *DII Group, Inc.......................................        24,900       519,009
 *DM Management Co.....................................         8,500       124,312
 *DNAP Holding Corp....................................         1,270         4,286
 *DRS Technologies, Inc................................         3,900        35,831

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *DSP Communications, Inc..............................        39,100  $    584,056
 *DSP Group, Inc.......................................         7,400       151,006
 *DSP Technology, Inc..................................           800         6,325
 DT Industries, Inc....................................        10,200       190,612
 *DVI, Inc.............................................        12,200       215,787
 *Dailey International, Inc............................         4,900         4,823
 *Daily Journal Corp...................................           200         7,200
 Dain Rauscher Corp....................................        14,800       551,300
 *Dairy Mart Convenience Stores, Inc. Class A..........         1,600         7,000
 *Daisytek International Corp..........................        18,700       291,019
 *Daktronics, Inc......................................         2,400        26,100
 *Dal-Tile International, Inc..........................        38,300       330,337
 *Damark International, Inc. Class A...................         7,200        49,725
 Dames & Moore, Inc....................................        16,200       207,562
 *Dan River, Inc. (GA) Class A.........................        18,200       147,875
 Daniel Industries, Inc................................        15,660       171,281
 *Danielson Holding Corp...............................         2,000         7,250
 *#Daou Systems, Inc...................................        15,900        59,128
 *Darling International, Inc...........................         9,900        32,794
 *Data Broadcasting Corp...............................        32,645       344,813
 *#Data Dimensions, Inc................................        11,600       148,262
 *Data General Corp....................................        44,200       801,125
 *Data I/O Corp........................................         4,900         7,962
 *Data Processing Resources Corp.......................        10,200       239,062
 *Data Race, Inc.......................................         5,000        14,922
 Data Research Association, Inc........................         4,400        60,225
 *Data Systems & Software, Inc.........................         5,200        15,925
 *Data Systems Network Corp............................           165           206
 *#Data Transmission Network Corp......................        10,100       276,172
 *Datakey, Inc.........................................         1,000         3,125
 *Datamarine International, Inc........................           200           575
 *Dataram Corp.........................................         1,400        29,750
 *Datascope Corp.......................................        14,000       306,250
 *Datastream Systems, Inc..............................        16,900       174,281
 *Dataware Technologies, Inc...........................         7,400        27,981
 *Datawatch Corp.......................................         4,600         7,259
 *Dataworks Corp.......................................        12,774       100,595
 *Datron Systems, Inc..................................         2,100        13,125
 *Datum, Inc...........................................         3,900        29,616
 *Dave and Busters, Inc................................        11,700       225,956
 *Davel Communications Group, Inc......................         2,500        48,437
 *Davox Corp...........................................        12,850        91,958
 *#Daw Technologies, Inc...............................         7,400         5,203
 *Dawson Geophysical Co................................         3,200        29,400
 *Daxor Corp...........................................         3,400        44,837
 *Day Runner, Inc......................................         9,700       215,219
 *Dayton Superior Corp. Class A........................         5,100        99,450
 Deb Shops, Inc........................................        12,200       131,150
 *Deckers Outdoor Corp.................................         7,900        16,294
 Decorator Industries, Inc.............................         2,162        18,377
 Defiance, Inc.........................................         7,600        50,825
 *Del Global Technologies Corp.........................         6,883        68,400
 Del Laboratories, Inc.................................        16,117       418,035
 *Delco Remy International, Inc........................         2,000        21,625
 *Delia's, Inc.........................................        12,000       100,125
 *Delta Financial Corp.................................        14,800        81,400
 Delta Natural Gas Co., Inc............................         1,400        25,900
 Delta Woodside Industries, Inc........................        24,700       123,500
 *Deltek Systems, Inc..................................        16,100       287,284
 Deltic Timber Corp....................................        12,800       256,000
 *Denamerica Corp......................................        12,100        12,100
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dendrite International, Inc..........................        21,400  $    418,637
 *#Dense-Pac Microsystems, Inc.........................        13,700        16,269
 *Department 56, Inc...................................        15,800       544,112
 *Depotech Corp........................................        11,500        28,031
 *Designs, Inc.........................................        14,800         9,712
 *Detection Systems, Inc...............................         3,800        36,100
 *Detrex Corp..........................................           500         3,125
 *Detroit Diesel Corp..................................        25,100       519,256
 *Devcon International Corp............................         4,000         8,437
 *Dewolfe Companies, Inc...............................           200         1,175
 *Diagnostic Health Services, Inc......................        10,200        26,297
 Diagnostic Products Corp..............................        11,700       302,737
 *Dialogic Corp........................................        14,600       326,675
 *#Diametrics Medical, Inc.............................        21,000        87,937
 *Diamond Home Services, Inc...........................         7,300        23,497
 *Diamond Multimedia Systems, Inc......................        33,800       220,756
 *Diamond Technology Partners, Class A.................         8,200       114,287
 *Dianon Systems, Inc..................................         4,700        37,453
 *Diatide, Inc.........................................         9,500        56,406
 *Digene Corp..........................................        12,700        69,453
 *Digi International, Inc..............................        12,200       156,694
 *Digital Biometrics, Inc..............................        11,700        21,206
 *Digital Generation Systems, Inc......................        11,000        43,656
 *#Digital Lightwave, Inc..............................        19,400        41,528
 *Digital Link Corp....................................         8,900        47,977
 *Digital Microwave Corp...............................        53,700       312,131
 *Digital Power Corp...................................         1,000         2,250
 Dime Community Bancorp, Inc...........................        11,200       301,000
 Dimon, Inc............................................        41,500       339,781
 *Diodes, Inc..........................................         2,600        14,625
 *Dionex Corp..........................................        20,500       631,016
 *Discount Auto Parts, Inc.............................        14,900       371,569
 *Diversified Corporate Resources, Inc.................         2,200        12,650
 Dixie Group, Inc......................................         9,400        65,947
 *Dixon Ticonderoga Co.................................         1,700        15,087
 *Documentum, Inc......................................        14,200       599,062
 *Dollar Thrifty Automotive Group, Inc.................         2,000        25,000
 *Dominion Homes, Inc..................................         4,400        39,600
 Donegal Group, Inc....................................         3,200        43,600
 *Donna Karan International, Inc.......................        19,400       145,500
 Donnelly Corp. Class A................................         5,875        88,859
 *Donnkenny, Inc.......................................        11,300        12,359
 *Dorsey Trailers, Inc.................................         3,000         2,625
 Dover Downs Entertainment, Inc........................         2,000        22,000
 Downey Financial Corp.................................        18,676       485,576
 *Dress Barn, Inc......................................        20,800       307,450
 *Drew Industries, Inc.................................         9,400       115,150
 *Drexler Technology Corp..............................         7,100        75,437
 Dreyer's Grand Ice Cream, Inc.........................        27,200       368,050
 *Dril-Quip, Inc.......................................         2,000        28,875
 *Drug Emporium, Inc...................................        10,500        46,922
 *Drypers Corp.........................................         2,500         7,070
 *DuPont Photomasks, Inc...............................        13,700       510,325
 *Duckwall-Alco Stores, Inc............................         2,800        36,925
 *Ducommun, Inc........................................         8,900       148,519
 Duff & Phelps Credit Rating Co........................         3,200       166,800
 *#Dunn Computer Corp..................................         9,400        48,616
 *Dura Automotive Systems, Inc.........................         7,700       222,819
 *Dura Pharmaceuticals, Inc............................        15,000       194,531
 *Durakon Industries, Inc..............................         5,200        55,250
 *#Duramed Pharmaceuticals, Inc........................        16,100        70,437

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dwyer Group, Inc.....................................         4,100  $      7,559
 *Dycom Industries, Inc................................        17,400       684,037
 Dyersburg Corp........................................        12,000        39,750
 *Dynamic Healthcare Technologies, Inc.................        13,700         7,492
 *Dynamic Materials Corp...............................         2,000        10,812
 *Dynamics Research Corp...............................         5,477        35,943
 *Dynatech Corp........................................         5,100        13,069
 E'town Corp...........................................         6,500       273,812
 *E-Z-Em, Inc. Class A.................................         2,000        13,500
 *E-Z-Em, Inc. Class B.................................         4,462        25,099
 *E. Spire Communications, Inc.........................        37,900       304,977
 *EA Engineering Science & Technology, Inc.............         5,625         6,943
 *ECC International Corp...............................         7,300        20,987
 *ECCS, Inc............................................         1,700         3,347
 *EEX Corp.............................................        12,000        42,750
 *EFI Electronics Corp.................................           800           875
 *EFTC Corp............................................        13,700        51,589
 *EIS International, Inc...............................         9,100        16,209
 *ELXSI Corp...........................................         1,800        18,562
 EMC Insurance Group, Inc..............................        10,300       128,106
 *ESCO Electronics Corp. Trust Receipts................        10,100        99,737
 *ESSEF Corp...........................................         7,744       126,808
 Eagle Bancshares, Inc.................................         4,600        83,950
 *Eagle Food Centers, Inc..............................        10,300        32,831
 *Eagle Geophysical, Inc...............................         7,700        43,312
 *#Eagle Hardware & Garden, Inc........................        26,200       740,150
 *#Eagle Point Software Corp...........................         4,500        43,312
 *Eagle USA Airfreight, Inc............................        18,300       345,412
 Easco, Inc............................................         8,200        69,187
 *East/West Communications, Inc........................         2,200         2,887
 Eastern Co............................................         3,300        85,387
 *Eastern Environment Services, Inc....................        13,400       290,612
 Eastern Utilities Associates..........................        18,100       446,844
 *Eateries, Inc........................................         2,800        12,950
 *Echelon International Corp...........................         2,100        48,037
 *Eclipse Surgical Technologies, Inc...................        15,200       104,025
 *Eco Soil Systems, Inc................................        17,900       158,862
 *#Ecogen, Inc.........................................         7,240        11,312
 Ecology & Environment, Inc. Class A...................           900         9,112
 *Edac Technologies Corp...............................         3,500        17,062
 *Edelbrock Corp.......................................         3,600        60,975
 *Edify Corp...........................................        15,000       122,812
 *Edison Control Corp..................................         1,000         7,250
 Edo Corp..............................................         4,200        36,225
 *Education Management Corp............................        13,000       593,125
 Educational Development Corp..........................         1,800         4,669
 *Educational Insights, Inc............................         2,700         5,231
 *EduTrek International, Inc...........................         3,900        24,984
 *Effective Management Systems, Inc....................         1,400         3,062
 *Egghead, Inc.........................................        24,300       622,687
 *Einstein/Noah Bagel Corp.............................        30,700        65,237
 *Ekco Group, Inc......................................        17,400        64,162
 *El Paso Electric Co..................................        51,200       473,600
 *Elantec Semiconductor, Inc...........................         8,300        30,606
 *Elcom International, Inc.............................        24,700        43,997
 Elcor Corp............................................        13,450       415,269
 *Elcotel, Inc.........................................        10,500        59,062
 *Electric Fuel Corp...................................        12,200        38,506
 *#Electric Lightwave, Inc.............................         7,000        42,766
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Electro Rent Corp....................................        22,700  $    261,050
 *Electro Scientific Industries, Inc...................        10,000       300,000
 *Electroglas, Inc.....................................        17,700       253,331
 *Electromagnetic Sciences, Inc........................         9,000       122,062
 *Electronic Processing, Inc...........................         1,500        15,844
 *Electronic Retailing System International, Inc.......         2,300         7,187
 Ellett Brothers, Inc..................................         4,000        17,500
 *Embrex, Inc..........................................         6,500        36,562
 *Emcee Broadcast Products, Inc........................         2,000         3,500
 *Emcon................................................         6,700        20,519
 *#Emcor Group, Inc....................................         9,700       159,444
 *Emeritus Corp........................................        12,500       118,750
 *#Emisphere Technologies, Inc.........................         8,600       113,144
 *Emmis Broadcasting Corp. Class A.....................        11,800       404,887
 *Empi, Inc............................................         5,400       123,356
 Empire District Electric Co...........................        14,900       325,937
 Empire Federal Bancorp, Inc...........................         2,000        26,625
 *Employee Solutions, Inc. Class B.....................        31,800        74,034
 *Emulex Corp..........................................         4,250       119,664
 *En Pointe Technologies, Inc..........................         5,300        25,423
 *#Enamelon, Inc.......................................         9,100        63,416
 *Encad, Inc...........................................        10,400        60,450
 *Encore Med Corp......................................         5,000        18,594
 *Encore Wire Corp.....................................        12,925       171,256
 *Endocardial Solutions, Inc...........................         8,100        53,662
 *Endosonics Corp......................................        13,700       119,875
 Energen Corp..........................................        29,200       525,600
 *#Energy Biosystems Corp..............................         7,100         5,103
 *Energy Conversion Devices, Inc.......................         9,500        58,484
 *Energy Research Corp.................................         2,500        33,125
 Energy West, Inc......................................           200         1,869
 Energynorth, Inc......................................         3,000        85,500
 Energysouth, Inc......................................         3,000        62,156
 Enesco Group, Inc.....................................        14,700       354,637
 Engineered Support Systems, Inc.......................         2,800        45,500
 *#Engineering Animation, Inc..........................        10,400       407,550
 *Engineering Measurements Co..........................         1,250         5,781
 Engle Homes, Inc......................................        11,200       151,900
 *Enlighten Software Solutions, Inc....................         1,600         4,500
 Ennis Business Forms, Inc.............................        14,000       147,000
 *Enstar, Inc..........................................         1,300        10,481
 *Enterprise Software, Inc.............................         3,725        25,493
 *#Entremed, Inc.......................................        11,200       277,200
 *Envirogen, Inc.......................................           616         1,156
 *Environmental Elements Corp..........................         4,600        18,687
 *Environmental Technologies Corp......................         3,700         3,758
 *Environmental Tectonics Corp.........................         1,500        16,500
 *Envoy Corp...........................................        19,100       762,806
 *Enzo Biochem, Inc....................................        23,840       314,390
 *Enzon, Inc...........................................        35,400       423,694
 *#Epitope, Inc........................................        12,200        69,387
 *#Epl Technologies, Inc...............................        10,300        52,466
 *#Equimed, Inc........................................         2,250           141
 *Equinox Systems, Inc.................................         4,150        44,353
 *Equitex, Inc.........................................         1,200         8,775
 *Equitrac Corp........................................         1,300        21,856
 *Equity Corp. International...........................        19,100       494,212
 *Equity Marketing, Inc................................         4,200        42,262
 *Equity Oil Co........................................        10,200        12,112
 *Ergo Science Corp....................................        12,800        16,600
 Eskimo Pie Corp.......................................         2,000        22,312

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Espey Manufacturing & Electronics Corp...............           400  $      5,175
 *Ess Technology, Inc..................................        41,100       264,581
 *Esterline Technologies Corp..........................        15,600       325,650
 *Etec Systems, Inc....................................        19,900       655,456
 Ethyl Corp............................................        83,500       485,344
 *Evans & Sutherland Computer Corp.....................         8,000       154,500
 *Evans Systems, Inc...................................         2,150        24,456
 *Evans, Inc...........................................         1,000           562
 Evergreen Bancorp, Inc. DE............................         7,000       206,062
 *Evergreen Resources, Inc.............................         9,400       177,425
 *Exabyte Corp.........................................        20,200       149,606
 *Exactech, Inc........................................         2,100        16,209
 *Exar Corp............................................         8,400       147,000
 *Excalibur Technologies Corp..........................        12,500        83,594
 Excel Industries, Inc.................................        10,300       182,825
 *Excel Technology, Inc................................        10,100       100,684
 Executive Risk, Inc...................................         6,800       367,200
 *Executive Telecard, Ltd..............................        16,200        29,869
 *Executone Information Systems, Inc...................        28,800        53,550
 Exide Corp............................................        19,200       334,800
 *Exogen, Inc..........................................         9,400        31,725
 *Expert Software, Inc.................................         5,500         7,391
 *Exponent, Inc........................................         4,300        26,203
 Ezcorp, Inc. Class A Non-Voting.......................         9,300        70,622
 F & M Bancorp (MD)....................................         5,769       194,163
 F & M Bancorporation, Inc.............................         3,751       119,798
 F & M National Corp...................................        19,000       572,375
 FBL Financial Group, Inc. Class A.....................        20,000       490,000
 FCB Financial Corp....................................         2,000        61,875
 FCNB Corp.............................................         5,477       130,763
 FDP Corp..............................................         3,250        35,141
 *FEI Co...............................................        16,100       133,831
 FFLC Bancorp..........................................         2,000        32,875
 FFY Financial Corp....................................         2,500        81,406
 *FLIR Systems, Inc....................................        11,500       222,094
 FNB Rochester Corp....................................         2,500        52,187
 *FPIC Insurance Group, Inc............................         8,300       303,469
 *FRP Properties, Inc..................................         2,500        61,250
 FSF Financial Corp....................................         1,800        27,000
 *FSI International, Inc...............................        20,500       157,594
 *FTI Consulting, Inc..................................         3,000         9,094
 *FYI, Inc.............................................        10,600       333,900
 Fab Industries, Inc...................................         4,500        89,156
 *Factory Card Outlet Corp.............................         6,600        15,469
 *Factset Research Systems, Inc........................         4,100       166,562
 Fair, Isaac & Co., Inc................................        12,500       503,125
 *Fairchild Corp. Class A..............................        14,600       234,512
 *Fairfield Communities, Inc...........................        47,000       508,187
 Falcon Products, Inc..................................         6,100        69,769
 *#Family Golf Centers, Inc............................        23,250       477,352
 *Fansteel, Inc........................................         5,700        34,556
 *Farm Family Holdings, Inc............................         3,000       105,000
 Farmer Brothers Co....................................           200        42,100
 *Farr Co..............................................         6,225        64,973
 Farrel Corp...........................................         3,400         7,544
 *#Faxsav, Inc.........................................        12,000        92,250
 *Featherlite Manufacturing, Inc.......................         5,400        32,062
 Fedders Corp..........................................        17,000        94,562
 Fedders Corp. Class A.................................         7,700        38,981
 Federal Screw Works...................................         1,800        88,087
 *#Female Health Co....................................         9,300        14,531
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Ferrofluidics Corp...................................         4,331  $     12,722
 *Fibermark, Inc.......................................         6,100        78,919
 *Fiberstars, Inc......................................         2,000         7,875
 Fidelity Bancorp, Inc. Delaware.......................         1,300        30,428
 Fidelity Federal Bancorp..............................         1,100         4,125
 Fidelity Financial of Ohio, Inc.......................         3,900        51,309
 Fidelity National Financial, Inc......................        14,536       476,962
 *Filenes Basement Corp................................        17,400        35,344
 *Filenet Corp.........................................        31,500       266,766
 Financial Bancorp., Inc...............................         1,000        38,375
 *Financial Federal Corp...............................        13,325       357,277
 Fingerhut Companies, Inc..............................        14,600       162,425
 *Finish Line, Inc. Class A............................        18,900       170,100
 *Finishmaster, Inc....................................         8,000        50,000
 *Finlay Enterprises, Inc..............................         2,000        16,312
 *Firearms Training Systems, Inc.......................        18,600        44,175
 First Albany Companies, Inc...........................         2,401        26,561
 *First American Health Concepts, Inc..................         1,100         4,434
 First Bancorp.........................................           400        11,550
 First Bell Bancorp, Inc...............................         4,600        71,587
 *First Cash, Inc......................................         3,400        38,144
 First Charter Corp....................................        14,480       249,327
 First Coastal Bankshares, Inc.........................         3,000        65,531
 First Commonwealth Financial Corp.....................        19,900       487,550
 *First Consulting Group, Inc..........................        10,000       236,250
 First Defiance Financial Corp.........................         6,959       103,298
 First Essex Bancorp...................................         5,300        97,056
 First Federal Bancshares of Arkansas, Inc.............         3,400        71,825
 First Federal Capital Corp............................        18,500       302,359
 First Federal Savings & Loan Association of East
   Hartford, CT........................................         2,000        54,875
 First Financial Bancorp...............................         8,960       301,000
 First Financial Bankshares, Inc.......................         5,513       202,093
 First Financial Holdings, Inc.........................        12,200       234,850
 First Franklin Corp...................................           300         4,406
 First Georgia Holdings, Inc...........................           675         5,906
 First Indiana Corp....................................        10,657       205,813
 *First Investors Financial Services Group, Inc........         5,000        25,781
 First Keystone Financial, Inc.........................         1,000        15,250
 First Liberty Financial Corp..........................        10,450       226,308
 *First Mariner Bank Corp..............................         3,100        44,175
 First Merchants Corp..................................         7,050       197,841
 First Midwest Bancorp, Inc............................         3,308       128,909
 First Midwest Financial, Inc..........................         1,400        24,412
 First Mutual Bancorp, Inc.............................         2,200        39,187
 First Mutual Savings Bank.............................         2,335        34,441
 First Northern Capital Corp...........................         7,700       101,062
 First Oak Brook Bancshares, Inc. Class A..............         1,400        27,825
 First Philson Financial Corp..........................         1,200        36,900
 *First Republic Bank..................................         7,000       180,687
 First Savings Bancorp, Inc. North Carolina............         2,400        53,850
 *First Sierra Financial, Inc..........................        11,200        99,400
 First Source Corp.....................................        13,787       454,971
 *First Team Sports, Inc...............................         2,900         4,305
 *First Virtual Holdings, Inc..........................        10,800        50,625
 First Washington Bancorp, Inc.........................        10,560       218,460
 First Western Bancorp, Inc............................        10,025       313,281
 First Years, Inc......................................         9,300       156,937

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *FirstFed Financial Corp. DE..........................        19,100  $    339,025
 *#Firstplus Financial, Inc............................        24,000        60,000
 *Firstspartan Financial Corp..........................         1,000        31,250
 *Firstwave Technologies, Inc..........................         3,600        13,725
 *Fischer Imaging Corp.................................         7,000        17,281
 *Fisher Scientific, International, Inc................        19,700       364,450
 Flag Financial Corp...................................         4,700        51,553
 Flamemaster Corp......................................           247         1,104
 *Flander Corp.........................................        23,100        93,122
 Fleming Companies, Inc................................        38,400       386,400
 Flexsteel Industries, Inc.............................         6,200        78,662
 *Florida Panthers Holdings, Inc. Class A..............        31,400       351,287
 Florida Public Utilities Co...........................         1,000        17,000
 Florida Rock Industries, Inc..........................        15,500       454,344
 *Florsheim Group, Inc.................................         8,400        45,150
 *Flow International Corp..............................        13,800       147,487
 *Fluor Daniel/GTI, Inc................................         1,265        10,357
 Flushing Financial Corp...............................        10,500       166,031
 Foamex International, Inc.............................        20,500       237,672
 *Foilmark, Inc........................................         1,600         3,050
 *Foodarama Supermarkets, Inc..........................           600        19,350
 *Foodmaker, Inc.......................................        35,400       685,875
 *Foothill Independent Bancorp.........................         3,389        47,658
 *Footstar, Inc........................................         9,000       219,375
 *Forcenergy, Inc......................................        24,716       100,409
 Foremost Corp. of America.............................        24,700       504,806
 Forest City Enterprises, Inc. Class A.................         7,800       191,100
 Forest City Enterprises, Inc. Class B.................         3,900        98,841
 *Forest Oil Corp......................................        40,540       344,590
 *Forrester Resh, Inc..................................         4,900       156,187
 *Forte Software, Inc..................................        17,700        89,053
 *Fortune Natural Resources Corp.......................         6,100         5,337
 *Forward Air Corp., Inc...............................         4,100        66,369
 *Fossil, Inc..........................................        18,800       522,287
 *Foster (L.B.) Co. Class A............................        20,900       100,581
 *Foster Wheeler Corp..................................        16,000       274,000
 *Fountain Powerboat Industries, Inc...................         3,800        18,406
 *Four Kids Entertainment, Inc.........................         2,100        25,594
 *Four Media Co........................................         8,900        59,241
 *Fourth Shift Corp....................................         8,900        38,103
 Frankfort First Bancorp, Inc..........................           850        13,281
 Franklin Bank National Associaton Southfield, MI......         2,789        29,633
 *Franklin Covey Co....................................        21,900       410,625
 Franklin Electric Co., Inc............................         3,200       208,100
 *Franklin Electronic Publishers, Inc..................         6,500        64,594
 Freds, Inc. Class A...................................         9,500       133,594
 Freedom Securities Corp...............................         8,500       151,937
 *#French Fragrances, Inc..............................        12,300        78,797
 Frequency Electronics, Inc............................         6,250        68,750
 *Fresh America Corp...................................         3,300        46,406
 *Fresh Choice, Inc....................................         3,900         6,216
 *#Friede Goldman International........................        22,000       272,937
 *Friedman Billings Ramsey Group, Inc. Class A.........        12,100        72,600
 Friedman Industries, Inc..............................         7,162        34,915
 *Friedmans, Inc. Class A..............................        13,100       128,953
 Frisch's Restaurants, Inc.............................        13,983       157,309
 *Fritz Companies, Inc.................................        36,300       349,387
 Frontier Adjusters of America, Inc....................         1,000         2,312
 Frontier Insurance Group, Inc.........................        26,190       371,571
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Frontier Oil Corp....................................        28,100  $    158,062
 Frozen Food Express Industries, Inc...................        15,207       117,854
 *#Fuisz Technologies, Ltd.............................        20,000       245,000
 Fuller (H.B.) Co......................................        12,600       546,525
 *Funco, Inc...........................................         4,200        67,987
 Furon Co..............................................        18,300       314,531
 *Fusion Medical Technologies, Inc.....................         6,400        37,600
 G & K Services, Inc. Class A..........................         6,400       322,800
 *G-III Apparel Group, Ltd.............................         5,200         9,587
 GA Financial, Inc.....................................         5,700        90,487
 GBC Bancorp...........................................        12,700       315,119
 *GC Companies, Inc....................................         6,900       277,725
 *GP Strategies Corp...................................         9,580       137,712
 *GRC International, Inc...............................         9,100        61,994
 *GT Interactive Software Corp.........................        61,000       364,094
 *GTS Duratek, Inc.....................................        10,100        59,969
 *GZA Geoenvironmental Technologies, Inc...............         1,700         7,437
 *Gadzooks, Inc........................................         8,200        60,987
 Gainsco, Inc..........................................        17,700       117,262
 *Galey & Lord, Inc....................................        10,600       114,612
 *Galileo Corp.........................................         7,200        24,525
 Gallagher (Arthur J.) & Co............................        13,100       607,512
 *Gantos, Inc..........................................         4,550         4,123
 Garan, Inc............................................         3,042        82,609
 *Garden Fresh Restaurant Corp.........................         3,700        57,812
 *Garden Ridge Corp....................................        16,300       126,325
 *#Gardenburger, Inc...................................         8,700        91,350
 *Gardner Denver Machinery, Inc........................        14,500       230,187
 *Gart Sports Co.......................................           676         6,464
 *Gasonics International, Inc..........................        12,150        94,542
 *Gaylord Container Corp. Class A......................        56,600       297,150
 *Geerling & Wade, Inc.................................         2,600        16,941
 *Gehl Co..............................................         4,500        62,719
 *#Geltex Pharmaceuticals, Inc.........................        15,000       357,187
 Gencor Industries, Inc................................         4,900        54,512
 *Gene Logic, Inc......................................         2,196         9,196
 *Genelabs Technologies, Inc...........................        35,600        94,562
 *Genemedicine, Inc....................................        11,500        31,984
 General Binding Corp..................................        10,700       393,894
 General Chemical Group, Inc...........................        11,000       187,000
 *General Cigar Holdings, Inc. Class A.................        11,200       109,900
 *General Cigar Holdings, Inc. Class B.................         9,780        95,966
 *General Communications, Inc. Class A.................        42,200       174,075
 *General Datacomm Industries, Inc.....................        19,400        70,325
 General Electric Co...................................         7,264       657,392
 General Employment Enterprises, Inc...................         2,695        16,844
 General Housewares Corp...............................         2,300        25,444
 *#General Magic, Inc..................................        25,900       138,403
 General Magnaplate Corp...............................           400         1,900
 *General Scanning, Inc................................        11,300        65,152
 *General Semiconductor, Inc...........................        34,100       345,262
 *General Surgical Innovations, Inc....................        10,600        32,462
 *Genesco, Inc.........................................        26,000       144,625
 Genesee Corp. Class B.................................           200         4,962
 *Genesis Health Ventures, Inc.........................        35,200       336,600
 *Geneva Steel Co. Class A.............................        11,900         8,925
 *Genicom Corp.........................................         8,800        25,575
 *Genlyte Group, Inc...................................        12,100       231,034
 *Genome Therapeutics Corp.............................        16,900        55,453
 Genovese Drug Stores, Inc. Class A....................         4,312       130,168

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Genrad, Inc..........................................        28,900  $    469,625
 *Gensia Sicor, Inc....................................        96,400       442,837
 *Gensym Corp..........................................         5,300        15,983
 *Genzyme Corp. Tissue Repair..........................        12,000        37,125
 *Genzyme Transgenics Corp.............................        16,400        95,325
 Geon Co...............................................        21,000       467,250
 Georgia Gulf Corp.....................................        28,500       534,375
 *Geoscience Corp......................................         3,800        40,375
 *Geotel Communications Corp...........................        23,800       658,219
 *Geoworks.............................................        12,400        35,262
 Gerber Scientific, Inc................................        18,600       470,812
 *#Geron Corp..........................................         9,700       108,519
 *Getchell Gold Corp...................................        30,800       504,350
 *Getty Petroleum Marketing, Inc.......................        12,100        42,350
 Getty Realty Corp. (Holding Co.)......................        10,400       135,850
 *Giant Cement Holding, Inc............................         7,900       189,106
 *Giant Group, Ltd.....................................         2,200        15,537
 Giant Industries, Inc.................................         8,200        97,887
 *Gibraltar Packaging Group, Inc.......................         3,000         2,156
 *Gibraltar Steel Corp.................................        11,100       219,225
 *Gibson Greetings, Inc................................        14,800       163,262
 *#Giga-Tronics, Inc...................................         1,600         4,400
 *Gilead Sciences, Inc.................................        27,000       841,219
 *Gish Biomedical, Inc.................................         2,400         7,500
 Glacier Bancorp, Inc..................................         2,544        54,060
 *Glacier Water Services, Inc..........................         1,200        29,850
 Glatfelter (P.H.) Co..................................        35,800       460,925
 Gleason Corp..........................................         8,000       153,000
 *Glenayre Technologies, Inc...........................        62,000       385,562
 *Gliatech, Inc........................................         8,900       218,050
 *Global Direct Mail Corp..............................        32,900       645,662
 *Global Industrial Technologies, Inc..................        18,800       157,450
 *Global Motorsport Group, Inc.........................         2,600        49,969
 *Global Payment Technologies, Inc.....................         4,400        36,987
 *Globe Business Resources, Inc........................         2,700        31,978
 *Go Video, Inc........................................        12,200        35,075
 Gold Banc Corp........................................         9,600       159,600
 *Golden Books Family Entertainment, Inc...............        24,600        15,759
 Golden Enterprises, Inc...............................        11,000        61,875
 *Good Guys, Inc.......................................        12,700        74,612
 *Goodys Family Clothing...............................        33,300       373,584
 Gorman-Rupp Co........................................         6,775       110,517
 *Gottschalks, Inc.....................................        10,700        80,250
 *Government Technology Services, Inc..................         4,200        20,081
 Graco, Inc............................................        18,100       502,275
 *Gradall Industries, Inc..............................         8,600       115,562
 *Gradco Systems, Inc..................................         5,875        17,809
 *Graham Corp..........................................         1,000         8,000
 *Graham-Field Health Products, Inc....................        27,760        86,750
 *Grand Casinos, Inc...................................        37,900       360,050
 Grand Premier Financial, Inc..........................        19,801       253,083
 Granite Construction, Inc.............................        24,825       802,158
 Granite State Bankshares, Inc.........................         4,100        83,537
 Gray Communications Systems, Inc......................         3,300        58,781
 *Great Plains Software................................         5,000       196,875
 Great Southern Bancorp, Inc...........................         4,200       103,425
 *Great Train Store Co., Inc...........................         2,600         4,550
 Greater Bay Bancorp...................................         7,358       251,552
 *Green Mountain Coffee, Inc...........................         1,700         9,934
 Green Mountain Power Corp.............................         3,600        43,650
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Green Star Financial Corp............................         3,900  $     53,259
 *Greenbriar Corp......................................         6,760        24,505
 Greenbrier Companies, Inc.............................        12,700       177,800
 Grey Advertising, Inc.................................           200        71,800
 *Grey Wolf, Inc.......................................        82,500        82,500
 *Greyhound Lines, Inc.................................        53,900       323,400
 *Griffin Land & Nurseries, Inc. Class A...............         2,200        28,050
 *Griffon Corp.........................................        51,500       495,687
 *Gristede's Sloans, Inc...............................         1,200         2,700
 *Group 1 Software, Inc................................         5,350        47,147
 *Grow Biz International, Inc..........................         3,800        44,412
 *Grubb & Ellis Co.....................................        35,800       302,062
 *Gryphon Holdings, Inc................................         5,400        99,900
 Guarantee Life Companies, Inc.........................         7,400       138,287
 *Guaranty Federal Bancshares, Inc.....................           200         2,350
 *Guess, Inc...........................................        42,950       161,062
 *Guest Supply, Inc....................................         4,300        44,881
 Guilford Mills, Inc...................................        23,250       335,672
 *Guilford Pharmaceuticals, Inc........................        17,500       245,000
 *Gulf Island Fabrication, Inc.........................        10,500        81,375
 *Gulfmark Offshore, Inc...............................         5,500        89,203
 *#Gumtech International, Inc..........................         4,800        33,000
 *Gundle/SLT Environmental, Inc........................        13,700        51,375
 *Gymboree Corp........................................        21,700       143,762
 *HCIA, Inc............................................         9,500        45,867
 *#HD Vest, Inc........................................         2,200        16,225
 *HEI, Inc.............................................         2,000        10,375
 HF Financial Corp.....................................         3,100        45,144
 *#HMI Industries, Inc.................................         5,400         8,859
 HMN Financial, Inc....................................         4,300        58,587
 *#HMT Technology Corp.................................        39,100       445,984
 *#HORIZON Pharmacies, Inc.............................         3,900        37,537
 *HPSC, Inc............................................         2,100        19,294
 *HS Resources, Inc....................................        16,700       145,081
 *HTE, Inc.............................................         2,400        21,750
 HUBCO, Inc............................................         5,249       141,887
 *Ha-Lo Industries, Inc................................        20,000       638,750
 Hach Co...............................................         5,725        60,828
 Hach Co. Class A......................................         5,725        59,397
 *Hadco Corp...........................................        11,900       417,244
 *Haemonetics Corp.....................................        23,900       539,244
 Haggar Corp...........................................         6,800        86,275
 *Hagler Bailly, Inc...................................         6,200       112,375
 *Hahn Automotive Warehouse, Inc.......................         2,163         6,759
 *Hain Food Group, Inc.................................        10,500       215,250
 Halifax Corp..........................................         1,000         7,250
 *Hall Kinion Associates, Inc..........................         5,500        41,164
 *Hallmark Capital Corp................................         2,100        26,906
 *#Halsey Drug Co., Inc................................        12,200        14,487
 *Halter Marine Group, Inc.............................        25,900       179,681
 *Hambrecht & Quist Group, Inc.........................        19,200       465,600
 *Hamilton Bancorp, Inc................................         9,000       231,469
 *Hammons (John Q.) Hotels, Inc. Class A...............         4,800        20,700
 *Hampshire Group, Ltd.................................         1,400        16,887
 *Hampton Industries, Inc..............................         2,640        17,490
 Hancock Fabrics, Inc..................................        20,100       169,594
 Hancock Holding Co....................................         6,805       307,926
 *Handleman Co.........................................        29,600       355,200
 *Hanger Orthopedic Group, Inc.........................        16,400       393,600
 *Hanover Compressor Co................................         5,000       113,125
 *Hanover Direct, Inc..................................        93,300       227,419

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Harbinger Corp.......................................        37,900  $    325,703
 Harbor Federal Bancorp, Inc...........................           770        16,459
 Harbor Florida Bancshares, Inc........................        27,800       303,194
 *Harding Lawson Associates Group, Inc.................         5,000        34,375
 Hardinge Brothers, Inc................................         7,850       149,395
 *Harken Energy Corp...................................       110,500       310,781
 Harland (John H.) Co..................................        28,000       427,000
 Harleysville Group, Inc...............................        26,100       552,994
 Harleysville National Corp PA.........................         5,335       198,062
 Harman International Industries, Inc..................        14,800       631,775
 Harmon Industries, Inc................................         9,450       231,525
 *Harmonic Lightwaves, Inc.............................         9,100       114,319
 *Harnischfeger Industries, Inc........................        24,000       240,000
 *Harolds Stores, Inc..................................         2,308        16,733
 Harris Financial, Inc.................................        30,600       438,919
 *Harry's Farmers Market, Inc. Class A.................         2,100         3,609
 *Hartmarx Corp........................................        42,900       252,037
 *Harvey Entertainment Co..............................         2,700        21,769
 Harvey's Casino Resorts...............................         5,900       157,825
 Haskel International, Inc.............................         3,800        42,987
 Hastings Manufacturing Co.............................           700        12,775
 *Hathaway Corp........................................         2,900         3,127
 *Hauser, Inc..........................................         9,400        42,594
 Haven Bancorp, Inc....................................         7,000       116,594
 Haverty Furniture Co., Inc............................         8,100       157,950
 Haverty Furniture Co., Inc. Class A...................           200         3,900
 *Hawaiian Airlines, Inc...............................        27,100        84,687
 Hawkins Chemical, Inc.................................         9,245        97,072
 *Hawthorne Financial Corp.............................         1,300        21,450
 *Hayes Corp...........................................           100            13
 *Health Management Systems, Inc.......................        15,800       108,625
 *Health Power, Inc....................................         1,900         6,769
 *Health Risk Management, Inc..........................         4,100        44,203
 *Health Systems Design Corp...........................         5,100        26,137
 *Healthcare Recoveries, Inc...........................        14,600       239,075
 *Healthcare Services Group, Inc.......................         8,250        75,797
 *Healthcor Holdings...................................         3,000           797
 *Healthdyne Information Enterprises, Inc..............        19,800        58,781
 Healthplan Services Corp..............................        15,098       150,980
 *Heartland Express, Inc...............................        26,976       453,534
 *#Heartport, Inc......................................        22,500       158,906
 *Hecla Mining Co......................................        49,600       207,700
 *Hector Communications Corp...........................         1,200         9,750
 Heico Corp............................................         5,515       134,773
 Heico Corp. Class A...................................         2,507        50,140
 Heilig-Meyers Co......................................        51,650       361,550
 *Heist (C.H.) Corp....................................         2,100        13,650
 Helix Technology Corp.................................        29,600       357,050
 *Hello Direct, Inc....................................         5,000        40,937
 *Hemasure, Inc........................................         6,600        17,531
 Henry Jack & Associates, Inc..........................        13,150       660,377
 Herbalife International, Inc. Class A.................         8,800       103,950
 Herbalife International, Inc. Class B.................        12,200       118,569
 *Heska Corp...........................................        13,000        77,187
 *Hexcel Corp..........................................        33,300       305,944
 *Hf Bancorp, Inc......................................         5,000        79,844
 *Hi-Shear Industries, Inc.............................           500         1,297
 *Hi-Shear Technology Corp.............................         5,300        26,500
 *Hi-Tech Pharmacal, Inc...............................         3,100        15,112
 *#Hibbett Sporting Goods, Inc.........................         4,100       128,381
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *High Plains Corp.....................................        14,800  $     27,287
 *Highlands Insurance Group, Inc.......................        12,900       164,475
 *Highway Master Communications, Inc...................        22,300        34,844
 Hilb Rogal Hamilton Co................................        11,500       217,781
 Hilite Industries, Inc................................         1,900        16,981
 *Hirsch International Corp. Class A...................         5,500        18,219
 *Hoenig Group, Inc....................................         6,400        49,600
 *Holiday RV Superstores, Inc..........................         3,000         6,281
 Holly Corp............................................         5,100        82,875
 *Hollywood Casino Corp. Class A.......................        18,600        25,284
 *Hollywood Entertainment Corp.........................        32,100       769,397
 *Hollywood Park, Inc..................................        23,700       226,631
 *Hologic, Inc.........................................        12,000       154,125
 *Holopak Technologies, Inc............................         2,500         7,656
 *Holophane Corp.......................................         9,850       225,319
 Home Bancorp..........................................         1,700        47,175
 *Home Choice Holdings, Inc............................         4,900        77,787
 Home Federal Bancorp..................................         2,025        53,662
 Home Port Bancorp, Inc................................           600        13,575
 *Home Products International, Inc.....................         7,200        65,250
 *Homebase, Inc........................................        34,050       195,787
 *Homegold Financial, Inc..............................         7,700         7,098
 *Homestead Village, Inc...............................        34,400       225,750
 *#Hondo Oil and Gas Co................................        10,500           367
 Hooper Holmes, Inc....................................        12,600       294,525
 Horizon Bancorp, Inc..................................           400        14,450
 Horizon Financial Corp................................         6,753        91,588
 Horton (D.R.), Inc....................................         2,720        51,340
 *Hospitality Worldwide Services, Inc..................         9,100        39,812
 *Host Marriott Services Corp..........................        30,500       333,594
 *Hot Topic, Inc.......................................         3,400        74,587
 *Houston Exploration Co...............................        19,100       334,250
 *Hovnanian Enterprises, Inc. Class A..................        15,000       121,875
 *Hovnanian Enterprises, Inc. Class B..................         1,150         9,344
 Howell Corp...........................................         2,100         7,612
 *Howtek, Inc..........................................         3,600         3,712
 *Hub Group, Inc. Class A..............................         5,200        97,825
 Hudson General Corp...................................           700        40,425
 *Hudson Hotels Corp...................................         3,100         6,297
 *Hudson Technologies, Inc.............................         4,600        11,644
 Huffy Corp............................................        11,200       162,400
 Hughes Supply, Inc....................................        15,000       416,250
 Hunt (J.B.) Transport Services, Inc...................        23,600       446,187
 Hunt Corp.............................................        10,200       139,612
 Huntco, Inc. Class A..................................         3,000        15,375
 *Hurco Companies, Inc.................................         4,400        27,225
 *Hutchinson Technology, Inc...........................        17,800       551,244
 *Hvide Marine, Inc. Class A...........................         7,000        42,000
 *Hycor Biomedical, Inc................................         5,600         7,000
 *Hypercom Corp........................................         5,000        58,750
 *Hyperion Solutions Corp..............................        17,935       581,206
 *Hyseq, Inc...........................................        11,500        54,984
 *#I-Stat Corp.........................................        10,000        69,062
 *ICC Technologies, Inc................................        23,400        88,481
 *ICF Kaiser International, Inc........................        17,900        30,206
 *ICOS Corp............................................        35,900       779,703
 *ICT Group, Inc.......................................        10,400        25,675
 *ICU Medical, Inc.....................................         5,900       109,334
 *IDEC Pharmaceuticals Corp............................        17,800       599,637
 *IDEXX Laboratories, Inc..............................        25,700       664,987
 *IDT Corp.............................................        20,400       395,887

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *IEC Electronics Corp.................................         6,700  $     40,200
 IFR Systems, Inc......................................         7,200        41,400
 *#IGEN, Inc...........................................        13,700       372,041
 *#IGI, Inc............................................         6,200        11,625
 *IHOP Corp............................................         6,700       265,278
 *II-VI, Inc...........................................         6,200        50,375
 *IMC Mortgage Co......................................        28,700        17,937
 IMCO Recycling, Inc...................................        15,400       230,037
 *#IMR Global Corp.....................................        23,100       496,650
 ISB Financial Corp. LA................................         5,400       137,531
 *ISOCOR...............................................         5,900        10,878
 *ITC Learning Corp....................................         2,800         8,794
 *ITEQ, Inc............................................        25,354        61,008
 *ITI Technologies, Inc................................         7,500       198,984
 *ITLA Capital Corp....................................         5,800       102,225
 *IVI Checkmate Corp...................................        12,793        73,160
 *Ibis Technology Corp.................................         4,700        45,825
 Ico, Inc..............................................        14,320        36,471
 *#Identix, Inc........................................        22,700       227,000
 *Ikos Systems, Inc....................................         6,100        20,016
 *#Image Entertainment, Inc............................        11,700        61,059
 *Imation Corp.........................................        36,600       594,750
 *#Imatron, Inc........................................        71,200       116,812
 *Imclone Systems, Inc.................................        21,900       231,319
 *Immucor, Inc.........................................         6,500        57,687
 *Immulogic Pharmaceutical Corp........................        16,200        24,806
 *Immune Response Corp. DE.............................        20,600       269,087
 *#Immunogen, Inc......................................         8,500        22,578
 *#Immunomedics, Inc...................................        33,800       100,872
 *Impath, Inc..........................................         5,500       210,203
 *Impco Technologies, Inc..............................         4,900        68,600
 *Imperial Credit Industries, Inc......................        28,850       293,909
 Imperial Holly Corp...................................        24,351       210,027
 *In Focus Systems, Inc................................        20,000       167,500
 *Inacom Corp..........................................        13,800       286,350
 Independence Holding Co...............................         2,500        33,437
 Independent Bank Corp. MA.............................        12,100       192,087
 Independent Bank East.................................         4,307        93,139
 Indiana Energy, Inc...................................        27,066       612,368
 *Individual Investor Group, Inc.......................         5,100        14,184
 Industrial Bancorp, Inc...............................         4,100        80,462
 *Industrial Data Systems Corp.........................         5,000        36,250
 *Industrial Distribution Group, Inc...................         6,000        41,625
 *Industrial Holdings, Inc.............................         9,000        89,437
 Industrial Scientific Corp............................           700        17,237
 *Inference Corp. Class A..............................         6,400        50,000
 *Infinium Software, Inc...............................        11,200        71,750
 *Infocure Corp........................................         4,300        86,537
 *#Infonautics Corp. Class A...........................         8,500        48,875
 *Information Advantage, Inc...........................         6,468        51,542
 *Information Resource Engineering, Inc................         3,800        31,884
 *Information Resources, Inc...........................        24,900       208,537
 *Information Storage Devices, Inc.....................         9,500        69,172
 *Infoseek Corp........................................        11,000       374,000
 *Infousa, Inc.........................................        14,600        78,931
 *Infousa, Inc. Class B................................        22,100       128,456
 *Infu-tech, Inc.......................................         2,000         6,594
 Ingles Market, Inc. Class A...........................         8,100        97,706
 *#Inhale Therapeutic Systems..........................        14,100       454,725
 *Innerdyne, Inc.......................................        19,600        26,644
 *Innodata Corp........................................           600         3,637
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Innoserv Technologies, Inc. (Escrow Shares)..........           200  $          0
 *Innovative Gaming Corp. of America...................         6,800         9,031
 #Innovex, Inc.........................................        13,200       208,312
 *#Inprise Corp........................................        45,800       253,331
 *Input Software, Inc..................................         5,600        38,500
 *Input/Output, Inc....................................        40,100       328,319
 *Insight Enterprises, Inc.............................        14,375       606,445
 *Insignia Financial Group, Inc........................        18,733       254,066
 *Insilco Holding Co...................................           192         4,584
 *#Insite Vision, Inc..................................         9,800        14,087
 *Insituform East, Inc.................................         1,700         2,497
 *Insituform Technologies, Inc. Class A................        24,210       316,243
 *Inso Corp............................................        13,400       360,544
 *Inspire Insurance Solutions, Inc.....................        16,500       550,687
 Insteel Industries, Inc...............................         6,800        38,250
 Instron Corp..........................................         9,600       126,000
 *Insurance Auto Auctions, Inc.........................         9,000       102,375
 *Integra Lifesciences Corp............................         8,750        40,195
 *Integra, Inc.........................................         5,900        11,800
 *Integrated Circuit Systems, Inc......................         9,600       137,400
 *Integrated Device Technology, Inc....................        74,000       437,062
 *Integrated Measurement System, Inc...................         6,800        72,675
 *Integrated Orthopedics, Inc..........................         5,800        18,487
 *Integrated Process Equipment Corp....................        15,700       164,359
 *Integrated Silicon Solution, Inc.....................        17,300        56,766
 *Integrated Systems Consulting Group, Inc.............         7,200       127,350
 *Integrated Systems, Inc..............................        21,200       213,987
 *Intellicall, Inc.....................................         8,900        15,575
 *Intelligent Medical Imaging, Inc.....................         8,000         5,875
 *Intelligent Systems Corp.............................         3,600         6,975
 *#Intelligroup, Inc...................................        10,800       173,137
 *Intensiva Healthcare Corp............................         9,000        84,656
 Intercargo Corp.......................................         5,400        57,037
 Interchange Financial Services Corp. Saddle Brook.....         5,170        86,597
 *Interdigital Communications Corp.....................        43,500       206,625
 *Interface Systems, Inc...............................         3,400        14,556
 Interface, Inc. Class A...............................        19,000       236,906
 *Interferon Sciences, Inc.............................        12,175         9,512
 *Intergraph Corp......................................        48,400       313,087
 *Interlake Corp.......................................        21,600        74,250
 *Interlink Computer Sciences, Inc.....................         5,600        22,050
 *Interlink Electronics................................         4,700        11,309
 *Interlinq Software Corp..............................         3,100        22,862
 *Interlott Technologies, Inc..........................         1,600        11,800
 *Intermagnetics General Corp..........................        11,754        75,666
 Intermet Corp.........................................        23,000       316,250
 International Aluminum Corp...........................         2,100        62,475
 *International Computex, Inc..........................           800         3,800
 *International Manufacturing Services, Inc............         6,600        50,944
 *International Microcomputer Software, Inc............         3,900        32,297
 International Multifoods Corp.........................        16,900       429,894
 *International Rectifier Corp.........................        46,200       433,125
 *International Remote Imaging Systems, Inc............         3,000         2,812
 International Shipholding Corp........................         4,325        67,578
 *International Technology Corp........................        28,080       286,065

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *International Telecommunication Data Systems, Inc....        14,900  $    372,966
 *International Thoroughbred Breeders, Inc.............         5,800         1,160
 *International Total Services, Inc....................         7,000        32,812
 *#Interneuron Pharmaceuticals, Inc....................        37,500       116,016
 *Interphase Corp......................................         4,200        33,994
 Interpool, Inc........................................        24,850       360,325
 *Interpore International..............................        12,900        68,531
 Interstate Johnson Lane, Inc..........................         3,700       114,469
 *Interstate National Dealers Services, Inc............         3,000        26,250
 *Intertan, Inc........................................        11,500        76,906
 Inter-Tel, Inc........................................        24,100       581,412
 *Intervisual Books, Inc. Class A......................         1,000         1,344
 *Intervoice, Inc......................................        11,300       290,622
 Interwest Bancorp.....................................        10,300       251,384
 *Intevac, Inc.........................................        10,900        87,200
 Invacare Corp.........................................        25,300       608,781
 *#Investment Technology Group, Inc....................        16,500       868,313
 Investors Financial Services Corp.....................         8,099       466,705
 Investors Title Co....................................         1,400        31,500
 *Invision Technologies, Inc...........................         9,500        62,047
 *Invivo Corp..........................................         1,600        23,800
 *Ionics, Inc..........................................        14,500       455,844
 *Iridex Corp..........................................         5,800        23,200
 *Iron Mountain, Inc...................................        12,000       352,500
 Iroquois Bancorp......................................           400         7,775
 Irwin Financial Corp..................................        16,000       461,000
 *Irwin Naturals/4Health, Inc..........................        16,700       102,288
 Isco, Inc.............................................        38,935       199,542
 *#Isis Pharmaceuticals, Inc...........................        24,100       270,372
 *Isle of Capri Casinos, Inc...........................        19,600        63,394
 *#Isolyser Co., Inc...................................        34,010        48,358
 *#Itron, Inc..........................................        13,200        87,863
 *Ivex Packaging Corp..................................        23,000       448,500
 *Iwerks Entertainment, Inc............................         9,824        11,206
 *J & J Snack Foods Corp...............................         8,100       165,544
 J & L Specialty Steel, Inc............................        34,900       218,125
 *J. Alexander's Corp..................................         4,300        15,319
 *JDA Software Group, Inc..............................        20,700       164,306
 JLG Industries, Inc...................................        39,300       645,994
 *JLK Direct Distribution, Inc. Class A................         5,600        61,250
 *#JMAR Industries, Inc................................        13,800        35,578
 *JPM Co...............................................         5,600        71,225
 JSB Financial, Inc....................................         5,000       263,750
 *JWGenesis Financial Corp.............................         2,500        18,281
 *Jackpot Enterprises, Inc.............................         8,000        77,500
 Jacksonville Bancorp, Inc.............................         1,600        26,650
 *Jaclyn, Inc..........................................         1,300         4,916
 *Jaco Electronics, Inc................................         1,973         9,063
 *Jacobs Engineering Group, Inc........................        21,300       802,744
 *Jacobson Stores, Inc.................................         4,100        34,209
 *#Jakks Pacific, Inc..................................         4,100        38,950
 *Jan Bell Marketing, Inc..............................        23,300       107,763
 *Jason, Inc...........................................        16,187       131,519
 *Jean Philippe Fragrances, Inc........................         7,150        43,347
 Jeffbanks, Inc........................................         2,843        64,323
 Jefferies Group, Inc..................................        11,000       510,125
 Jefferson Savings Bancorp, Inc........................         3,200        45,200
 *Jenna Lane, Inc......................................         1,800         4,106
 *Jennifer Convertibles, Inc...........................         1,300         2,548
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Jetfax, Inc..........................................         5,000  $      8,906
 *Jevic Transportation, Inc............................         4,400        33,688
 *Jo-Ann Stores Inc Cl A...............................         4,500        70,875
 *Jo-Ann Stores, Inc. Class B..........................         3,400        54,188
 *Johnson Worldwide Associates, Inc. Class A...........         6,700        63,441
 *Johnston Industries, Inc.............................         8,100        31,894
 *Johnstown American Industries, Inc...................         8,800       134,475
 *Jones Intercable, Inc................................         2,300        72,163
 *Jones Intercable, Inc. Class A.......................        24,900       778,125
 *Jos. A. Bank Clothiers, Inc..........................         5,400        39,319
 *Joule, Inc...........................................         1,500         4,219
 *Jps Packaging Company................................         3,300        12,994
 *Jumbosports, Inc.....................................        18,000         6,188
 Juno Lighting, Inc....................................        16,700       394,538
 *Just for Feet, Inc...................................        31,200       709,800
 *Just Toys, Inc.......................................           800           500
 Justin Industries, Inc................................        23,800       303,450
 *K & G Men's Center, Inc..............................         8,200        77,388
 K Swiss, Inc. Class A.................................         2,400        67,800
 *#K-Tel International, Inc............................         5,300        77,181
 *K-Tron International, Inc............................         6,200       118,575
 *K-V Pharmaceutical Co. Class A.......................         8,800       187,000
 *K-V Pharmaceutical Co. Class B.......................         8,300       178,450
 K2, Inc...............................................        14,900       169,488
 *KBK Capital Corp.....................................         5,000        43,125
 KCS Energy, Inc.......................................        23,800        95,200
 *#KFX, Inc............................................        12,000        21,000
 *KLLM Transport Services, Inc.........................         3,500        29,750
 *KTI, Inc.............................................         6,700       141,328
 *KVH Industries, Inc..................................         4,300         6,584
 *Kaiser Aluminum Corp.................................        71,200       467,250
 *Kaiser Ventures, Inc.................................         9,700        93,363
 Kaman Corp. Class A...................................        20,700       331,847
 *Kaneb Services, Inc..................................        29,000       132,313
 *Karrington Health, Inc...............................         4,800        60,150
 Katy Industries, Inc..................................         5,800       113,825
 *Katz Digital Technologies, Inc.......................         3,500        30,188
 Kaye Group, Inc.......................................         3,000        20,625
 Keithley Instruments, Inc.............................         1,000         7,000
 *#Kelley Oil & Gas Corp...............................        69,600        66,338
 *Kellstrom Industries, Inc............................         8,900       220,553
 Kellwood Co...........................................        19,300       521,100
 *Kemet Corp...........................................        59,000       829,688
 *Kennametal, Inc......................................        12,000       255,750
 *#Kensey Nash Corp....................................         6,700        59,881
 *Kent Electronics Corp................................        24,500       347,594
 Kentek Information Systems, Inc.......................         4,900        31,544
 *Kentucky Electric Steel, Inc.........................         1,800         5,963
 Kentucky First Bancorp, Inc...........................           200         2,700
 *#Keravision, Inc.....................................        11,400       140,719
 *#Kevco, Inc..........................................         5,500        46,750
 Kewaunee Scientific Corp..............................         2,000        21,750
 *Key Energy Group, Inc................................        16,500       103,125
 *Key Production Co., Inc..............................        10,400        80,600
 *Key Technology, Inc..................................         3,300        21,038
 *Key Tronic Corp......................................        13,000        58,500
 *Keystone Automotive Industries, Inc..................        14,140       271,753
 *Keystone Consolidated Industries, Inc................         6,873        47,681
 Kimball International, Inc. Class B...................        24,400       463,600
 *Kimmins Corp.........................................         3,400         8,925

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Kinark Corp..........................................         4,200  $     10,763
 *Kinnard Investment, Inc..............................         4,200        19,425
 *Kinross Gold Corp....................................        34,587        86,468
 *Kirby Corp...........................................        17,100       339,863
 *Kit Manufacturing Co.................................           300         1,575
 *Kitty Hawk, Inc......................................        13,400       140,281
 Klamath First Bancorp, Inc............................         9,400       167,438
 #Knape & Vogt Manufacturing Co........................         2,900        54,738
 *Knight Transportation, Inc...........................        11,900       230,563
 *Koala Corp...........................................         1,200        19,800
 Kollmorgen Corp.......................................         9,000       171,000
 *Komag, Inc...........................................        49,600       358,050
 *Koo Koo Roo Enterprises, Inc.........................        21,564        15,162
 *Kopin Corp...........................................         9,100       131,097
 *Koss Corp............................................         2,100        23,888
 *Krauses Furniture, Inc...............................        12,000        16,500
 *Kronos, Inc..........................................         7,500       322,500
 *Krug International Corp..............................         1,048         2,162
 Kuhlman Corp..........................................        15,099       420,885
 *Kulicke & Soffa Industries, Inc......................        21,000       357,000
 *LBP, Inc.............................................         3,200         9,600
 *LCA-Vision, Inc......................................         3,536         4,807
 *LCC International, Inc. Class A......................         5,700        22,444
 LCS Industries, Inc...................................         5,100        67,256
 *LLEX Oncology, Inc...................................        11,100       155,400
 *LLX Resorts, Inc.....................................         2,900         8,700
 LNR Property Corp.....................................         9,600       187,200
 LSB Bancshares, Inc. NC...............................         5,156        99,253
 LSB Industries, Inc...................................        10,700        36,781
 LSI Industries, Inc...................................         7,267       155,332
 *LTV Corp.............................................        51,000       280,500
 *LTX Corp.............................................        31,800       104,344
 *LXR Biotechnology, Inc...............................        14,600        13,688
 *La Jolla Pharmceutical Co............................        17,900        58,175
 *LaBarge, Inc.........................................        14,500        50,750
 LaCrosse Footwear, Inc................................         3,000        28,875
 Lab Holdings, Inc.....................................         3,500        57,969
 Labone, Inc...........................................        11,800       169,256
 *Labor Ready, Inc.....................................        24,975       544,767
 *Laboratory Corp. of America Holdings, Inc............        42,500        55,781
 Laclede Gas Co........................................        15,100       378,444
 *Laclede Steel Co.....................................         2,700           844
 *Ladd Furniture, Inc..................................         7,066       125,422
 *Lakeland Industries, Inc.............................         2,000        15,250
 Lakeview Financial Corp...............................         4,500        98,719
 *Lam Research Corp....................................        36,400       649,513
 *Lamalie Associates, Inc..............................         7,000        40,906
 *Lamson & Sessions Co.................................        10,200        57,375
 Lance, Inc............................................        28,400       560,013
 *Lancer Corp..........................................         8,100        81,506
 *Landair Corp.........................................         4,100        20,244
 Landamerica Financial Group, Inc......................         4,950       303,497
 Landauer, Inc.........................................         7,700       219,450
 *Landec Corp..........................................        10,400        42,900
 *Landrys Seafood Restaurants, Inc.....................        27,277       223,330
 *Lands End, Inc.......................................        11,000       248,188
 *Landstar Systems, Inc................................         9,100       368,550
 *Lanvision Systems, Inc...............................         7,300         7,870
 *Larscom, Inc.........................................         4,000         8,625
 *Laser Vision Centers, Inc............................         3,500        61,797
 *LaserSight Corporation...............................        11,300        61,620
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lason, Inc...........................................         8,400  $    516,600
 *Lattice Semiconductor Corp...........................        14,800       546,213
 Lawson Products, Inc..................................        10,300       236,256
 Lawter International, Inc.............................        30,600       252,450
 *Layne Christensen Co.................................         9,100        95,550
 *Lazare Kaplan International, Inc.....................         6,800        52,700
 *Leap Group, Inc......................................        10,900        47,347
 *Learning Tree International, Inc.....................        19,800       165,206
 Learonal, Inc.........................................        13,350       302,044
 *Leasing Solutions, Inc...............................         6,700        26,381
 *Lechters, Inc........................................        15,500        46,742
 *Lecroy Corp..........................................         5,100        87,019
 *Lectec Corp..........................................         1,902         6,419
 Lesco, Inc............................................         7,725       116,841
 *Level 8 Systems, Inc.................................         5,600        41,125
 *Level One Communications, Inc........................        23,925       740,927
 Lexford Residential Trust.............................         5,400       105,300
 *Lexington Global Asset Managers, Inc.................         3,600        17,325
 Libbey, Inc...........................................        15,800       486,838
 Liberty Homes, Inc. Class A...........................           200         2,388
 *#Life Medical Sciences, Inc..........................         8,900         4,450
 *Life Quest Medical, Inc..............................         1,000         1,938
 Life Technologies, Inc................................        18,900       705,206
 Life USA Holdings, Inc................................        26,800       345,050
 *Lifecore Biomedical, Inc.............................        11,100        88,106
 *Lifeline Systems, Inc................................         4,100       106,088
 Lifetime Hoan Corp....................................         9,762       107,077
 *Ligand Pharmaceuticals, Inc. Class B.................        35,277       353,872
 *Lightbridge, Inc.....................................        12,600        55,125
 Lillian Vernon Corp...................................         6,600       101,063
 Lilly Industry, Inc. Class A..........................        20,500       383,094
 *Lincoln Electric Holdings............................        17,600       411,950
 *Lindal Cedar Homes, Inc..............................         4,482         8,964
 Lindberg Corp.........................................         8,200       108,906
 Lindsay Manufacturer Co...............................        12,100       181,500
 *Lion Brewery, Inc....................................         1,500         6,703
 *Liposome Co., Inc....................................        34,200       309,403
 Liqui Box Corp........................................         2,500       118,438
 Litchfield Financial Corp.............................         6,000       107,625
 *Lithia Motors, Inc. Class A..........................         4,100        70,597
 *#Littlefield, Adams & Co.............................           900         4,078
 *Littlefuse, Inc......................................        18,900       439,425
 *Lodgenet Entertainment Corp..........................        10,400        72,475
 *Loehmanns, Inc.......................................         7,100        19,303
 *Logans Roadhouse, Inc................................         6,100       127,338
 *Logic Devices, Inc...................................         5,600         8,750
 *Logility, Inc........................................         8,000        39,000
 *Lojack Corp..........................................        17,000       158,313
 Lone Star Industries, Inc.............................         6,000       454,125
 *Lone Star Steakhouse Saloon..........................        39,000       298,594
 *Lone Star Technologies, Inc..........................        21,800       212,550
 Longview Fibre Co.....................................        46,500       526,031
 *Loronix Information Systems, Inc.....................         3,300         6,961
 *Louis Dreyfus Natural Gas Corp.......................        37,052       479,360
 Luby's Cafeterias, Inc................................        18,900       300,038
 Lufkin Industries, Inc................................         4,600        90,563
 *Lumen Technologies, Inc..............................        22,510       170,232
 *Lumisy, Inc..........................................         9,100        38,391
 *Lunar Corp...........................................         8,150        86,594
 *Lund International Holdings, Inc.....................         2,200        15,263
 *Lydall, Inc. DE......................................        16,900       214,419

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lynch Corp...........................................         2,200  $    172,700
 M.A. Hanna Co.........................................        15,000       210,938
 *M.H. Meyerson & Co., Inc.............................         2,500         3,359
 M/A/R/C, Inc..........................................         3,027        39,446
 MAF Bancorp, Inc......................................        22,050       562,275
 *MAI Systems Corp.....................................         8,100        26,325
 MDC Holdings, Inc.....................................        15,000       275,625
 *MEMC Electronic Materials, Inc.......................        36,500       344,469
 #MFB Corp.............................................         1,000        21,250
 *MFRI, Inc............................................         3,000        16,875
 *MGI Pharma, Inc......................................        11,400       111,863
 MI Schottenstein Homes, Inc...........................         7,000       152,688
 *MIM Corp.............................................         9,000        42,469
 MMI Companies, Inc....................................        16,200       264,263
 *MRV Communications, Inc..............................        22,600       149,019
 *MS Carriers, Inc.....................................        11,000       272,250
 *MTI Technology Corp..................................         5,900        23,047
 MTS Systems Corp......................................        16,700       215,013
 *MVSI, Inc............................................        11,000        18,219
 MYR Group, Inc........................................         3,110        34,988
 *#Mackie Designs, Inc.................................        10,100        68,964
 *MacNeal-Schwendler Corp..............................        12,200        67,100
 *Macromedia, Inc......................................        34,300       957,184
 *Madden (Steven), Ltd.................................        10,100        66,913
 Madison Gas & Electric Co.............................        14,450       330,544
 *Magainin Pharmaceuticals, Inc........................        19,400        66,081
 *Magellan Health Services, Inc........................        28,400       266,250
 *Magnetek, Inc........................................        25,800       293,475
 *#Magnum Hunter Resources, Inc........................        19,400        70,325
 *Mail-Well, Inc.......................................        13,000       168,188
 *Main Street & Main, Inc..............................         7,950        28,446
 Maine Public Service Co...............................           700        11,025
 Mainstreet Bankgroup, Inc.............................         9,300       402,516
 *#Malibu Entertainment Worldwide, Inc.................        24,000        36,000
 *Mallon Resources Corp................................         4,900        39,200
 *Managed Care Solutions, Inc..........................         2,866        12,539
 *Manatron, Inc........................................         1,102         4,684
 *Manchester Equipment Co., Inc........................         6,000        15,750
 Manitowoc Co., Inc....................................        13,900       552,525
 *Manugistic Group, Inc................................        31,400       275,731
 *Mapics, Inc..........................................        16,700       319,388
 *Mapinfo Corp.........................................         4,800        66,300
 *Marcam Solutions, Inc................................         2,700        18,056
 Marcus Corp...........................................        17,175       259,772
 *Marine Drilling Companies, Inc.......................        43,000       373,563
 *Marine Transport Corp................................         3,540         7,412
 *Mariner Post-Acute Network, Inc......................        62,460       269,359
 *Marisa Christina, Inc................................         6,700         8,584
 Maritrans, Inc........................................         9,700        64,263
 *Mark VII, Inc........................................         4,800        83,700
 *Market Facts, Inc....................................         8,000       197,250
 *Marlton Technologies, Inc............................         5,000        23,750
 Marsh Supermarkets, Inc. Class A......................         1,600        25,500
 Marsh Supermarkets, Inc. Class B......................         3,100        43,788
 *Marshall Industries..................................        16,400       426,400
 *#Martek Biosciences Corp.............................        13,400       107,200
 *Marten Transport, Ltd................................         4,200        54,600
 *Marvel Enterprises, Inc..............................        10,200        62,475
 Massbank Corp. Reading, MA............................         2,433        95,799
 *Mastec, Inc..........................................        22,200       516,150
 Matec Corp............................................         1,100         4,263
 *Material Sciences Corp...............................        20,500       184,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Mathsoft, Inc........................................         6,300  $     17,916
 *Matlack Systems, Inc.................................         7,500        58,125
 *Matria Healthcare, Inc...............................        33,200        63,288
 *Matritech, Inc.......................................        21,800        47,006
 *Matrix Pharmaceutical, Inc...........................        19,600        64,313
 *Matrix Service Co....................................         7,500        36,797
 Matthews International Corp. Class A..................        12,000       354,750
 *Matthews Studio Equipment Group......................         8,800        23,650
 *Mattson Technology, Inc..............................        13,300        90,606
 *#Maverick Tube Corp..................................        13,900        79,491
 *Max & Ermas Restaurants, Inc.........................         2,037        15,787
 *Maxco, Inc...........................................         1,900        14,250
 *Maxicare Health Plans, Inc...........................        14,300        83,566
 *Maxim Group, Inc.....................................        12,200       238,663
 *#Maxim Pharmaceuticals, Inc..........................         7,800       117,975
 *Maxwell Shoe Company, Inc............................         8,000        96,000
 *Maxwell Technologies, Inc............................         5,700       151,406
 *Maxxam, Inc..........................................         5,200       253,825
 *Maxxim Medical, Inc..................................        12,000       327,000
 *Maynard Oil Co.......................................         3,100        30,225
 *Mays (J.W.), Inc.....................................           200         1,603
 *Mazel Stores, Inc....................................         6,400        76,400
 *McClain Industries, Inc..............................           266         1,239
 McGrath Rent Corp.....................................        12,100       244,269
 *McMoran Exploration Co...............................         7,896       126,336
 *McWhorter Technologies, Inc..........................         7,200       170,100
 *Meade Instruments Corp...............................         5,500        59,469
 *Meadow Valley Corp...................................         2,200        10,863
 Meadowbrook Insurance Group, Inc......................         6,900       109,106
 *Measurement Specialties, Inc.........................         2,500        10,000
 *Mechanical Dynamics, Inc.............................         4,300        29,831
 *Mecon, Inc...........................................         5,400        41,513
 Medalliance, Inc. Escrow..............................         3,800             0
 *Medaphis Corp........................................        70,400       203,500
 *Medar, Inc...........................................         5,400         7,003
 *Medarex, Inc.........................................        23,300        95,384
 *Medco Research, Inc..................................         9,500       192,375
 Medford Bancorp, Inc..................................         7,000       128,625
 *Media 100, Inc.......................................         7,000        29,750
 *Media Arts Group, Inc................................        11,300       165,969
 *Media Logic, Inc.....................................         2,400           750
 *Medialink Worldwide, Inc.............................         4,200        91,350
 *Medical Action Industries, Inc.......................         5,200        14,706
 *Medical Alliance, Inc................................         5,200        11,538
 *Medical Assurance, Inc...............................        18,743       564,633
 *Medical Graphics Corp................................         1,500         1,359
 *Medical Manager Corp.................................        19,400       549,869
 *Medical Resources, Inc...............................         5,283        12,052
 *Medicalcontrol, Inc..................................         1,500        11,484
 *Medicore, Inc........................................         3,800         5,463
 *Medirisk, Inc........................................         5,600        26,338
 Medpartners, Inc......................................       122,000       549,000
 *#Medplus, Inc........................................         4,500        10,406
 *Medquist Inc.........................................        19,800       604,519
 *Medstone International, Inc..........................         4,800        36,600
 *Megabios Corp........................................         9,300        55,219
 *Melita International Corp............................         9,000       135,281
 *Memberworks, Inc.....................................        12,200       295,088
 *Mens Warehouse, Inc..................................        19,800       500,569
 Mentor Corp. MN.......................................        25,900       482,388
 *Mentor Graphics Corp.................................        58,900       509,853
 Merchants Bancorp, Inc................................         2,100        61,688

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Merchants Bancshares, Inc.............................         2,700  $     69,863
 Merchants Group, Inc..................................         1,300        27,788
 Merchants New York Bancorp, Inc.......................           800        28,600
 *Mercury Air Group, Inc...............................         5,800        37,338
 *Mercury Interactive Corp.............................        14,000       643,125
 *Meridian Data, Inc...................................         7,100        16,197
 Meridian Diagnostics, Inc.............................        12,900        74,981
 Meridian Insurance Group, Inc.........................         2,700        46,913
 *Meridian Medical Technology, Inc.....................         2,400        18,375
 *Meridian Resource Corp...............................        59,172       229,292
 *Merisel, Inc.........................................        11,900        34,398
 *Merit Medical Systems, Inc...........................         5,200        28,600
 *Merix Corp...........................................         5,200        25,838
 Merrill Corp..........................................        13,200       228,525
 *Merrimac Industries, Inc.............................           660         4,455
 *Mesa Air Group, Inc..................................        30,100       239,859
 *Mesa Labs, Inc.......................................         2,700        11,306
 *Mesaba Holdings, Inc.................................        16,350       308,606
 *Mestek, Inc..........................................         4,200        80,850
 *Meta Group, Inc......................................         9,000       218,531
 *Metacreations Corp...................................        21,300       171,731
 *Metal Management, Inc................................        27,421        84,834
 *Metals USA, Inc......................................        12,000       111,750
 *Metatec Corp. Class A................................         5,300        30,806
 *Met-Coil Systems Corp................................         1,000         4,000
 Methode Electronics, Inc. Class A.....................        30,800       412,913
 Methode Electronics, Inc. Class B.....................           500         6,875
 Met-Pro Corp..........................................        11,175       152,259
 *Metra Biosystems, Inc................................        10,100        10,100
 *#Metricom, Inc.......................................        16,700       119,509
 *Metrika System Corp..................................         3,000        25,875
 Metris Companies, Inc.................................         1,100        36,850
 *Metro Networks, Inc..................................        11,600       448,050
 *Metro One Telecommunications, Inc....................         9,900       111,684
 *Metrocall, Inc.......................................        36,985       164,121
 *Metrologic Instruments, Inc..........................         3,300        44,963
 *Metromedia International Group, Inc..................        41,500       184,156
 *Metrotrans Corp......................................         1,600         8,600
 Metrowest Bank MA.....................................        12,800        86,800
 *Metzler Group, Inc...................................        12,900       536,963
 *Michael Anthony Jewelers, Inc........................         5,800        17,400
 Michael Foods, Inc....................................        17,758       447,835
 *Michaels Stores, Inc.................................        18,400       331,200
 *Micrel, Inc..........................................        17,700       717,403
 *Micrion Corp.........................................         3,300        22,791
 *Micro Focus Group P.L.C..............................         9,955       107,327
 *Micro Linear Corp....................................         9,600        46,200
 *Micro Warehouse, Inc.................................        27,700       758,288
 *Microage, Inc........................................        18,150       318,759
 *Microcide Pharmaceuticals, Inc.......................         9,300        48,244
 *Microdyne Corp.......................................        10,300        36,694
 *Micrografx, Inc......................................         8,200        80,463
 *Micros Systems, Inc..................................        14,400       403,200
 *Micros to Mainframes, Inc............................         3,100         6,781
 *Microsemi Corp.......................................        10,600       128,525
 *Microtest, Inc.......................................         7,900        21,478
 *Micro-Therapeutics, Inc..............................         4,200        31,500
 *Microtouch Systems, Inc..............................         7,300        98,550
 *Microware Systems Corp...............................        11,600        30,088
 *Microwave Power Dynamics, Inc........................        10,100        62,494
 Mid America Banccorp..................................         7,510       193,402
 *Mid Atlantic Medical Services, Inc...................        56,800       504,100
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Midcoast Energy Resources, Inc........................         4,500  $     93,375
 *Middleby Corp........................................        10,300        40,556
 Middlesex Water Co....................................         3,400        84,363
 Midland Co............................................         3,300        82,088
 *Midway Games, Inc....................................        33,070       336,901
 *Midwest Express Holdings, Inc........................        11,275       312,881
 *Midwest Grain Products, Inc..........................         7,600       103,550
 Mikasa, Inc...........................................        16,400       178,350
 *Mikohn Gaming Corp...................................         8,400        34,125
 *#Milestone Scientific, Inc...........................         6,900         7,763
 *Millennium Pharmaceuticals, Inc......................        26,600       540,313
 *Miller Building Systems, Inc.........................         1,600        13,050
 *Miller Industries, Inc...............................        40,200       193,463
 *Miltope Group, Inc...................................        11,000        13,063
 Mine Safety Appliances Co.............................         1,900       124,213
 *Minimed, Inc.........................................         1,900       136,681
 Minntech Corp.........................................         4,700        58,309
 Minuteman International, Inc..........................         1,000        10,875
 *#Miravant Medical Technologies.......................        12,600       193,725
 Mississippi Chemical Corp.............................        24,642       388,112
 *Mitcham Industries, Inc..............................         6,900        40,969
 *Mity-Lite, Inc.......................................         2,200        34,238
 Mobile America Corp...................................         4,900        24,806
 *Mobile Mini, Inc.....................................         5,500        49,672
 *#Modacad, Inc........................................         4,700        92,531
 Modern Controls, Inc..................................         6,450        35,173
 *Modtech, Inc.........................................         9,000       172,688
 *Molecular Biosystems, Inc............................        14,700        49,613
 *Molecular Devices Corp...............................         5,600       100,100
 *Monaco Coach Corp....................................         6,650       205,319
 *Monarch Casino and Resort, Inc.......................         6,300        34,256
 *Monarch Dental Corp..................................         7,700        86,625
 Monarch Machine Tool Co...............................         1,700        12,113
 *Mondavi (Robert) Corp. Class A.......................         6,400       234,000
 *Monro Muffler Brake, Inc.............................         6,641        52,713
 Monterey Bay Bancorp, Inc.............................         2,125        30,414
 *#Monterey Pasta Co...................................         3,400         4,994
 *Moog, Inc. Class A...................................         4,200       121,800
 *Moog, Inc. Class B...................................           600        19,800
 *Moore Medical Corp...................................         2,700        38,813
 Moore Products Co.....................................         2,200        51,975
 Morgan Keegan, Inc....................................        29,400       588,000
 *Morgan Products, Ltd.................................         9,100        21,613
 Morrison Health Care, Inc.............................         9,833       179,452
 *Morrison Knudsen Corp................................        46,700       449,488
 *Morrow Snowboards, Inc...............................         1,000         1,016
 *Morton Industrial Group, Inc. Class A................         1,000        13,938
 *Morton's Restaurant Group, Inc.......................         5,300       105,338
 *Mosaix, Inc..........................................         9,200        71,013
 *#Mossimo, Inc........................................        13,500        40,500
 *Mother's Work, Inc...................................         2,200        25,850
 *Motivepower Industries, Inc..........................        16,000       487,000
 *Motor Car Parts & Accessories, Inc...................         5,100        68,531
 *Motor Club of America................................           700         9,975
 Movado Group, Inc.....................................         9,050       179,303
 *Movie Gallery, Inc...................................        11,500        58,219
 *Moviefone, Inc. Class A..............................         3,400        41,863
 Mueller (Paul) Co.....................................         2,200        87,588
 *Multi Color Corp.....................................         1,000         7,563
 *Multiple Zones International, Inc....................        11,000       147,125
 *Musicland Stores Corp................................        31,800       538,613

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Mutual Savings Bank FSB
   Bay City, MI........................................         3,000  $     24,938
 Myers Industries, Inc.................................        14,461       325,373
 *Mylex Corp...........................................        16,200       134,663
 *Myriad Genetics, Inc.................................         8,400        92,925
 *Mysoftware Co........................................         4,000        43,375
 *N & F Worldwide Corp.................................        16,600       157,700
 *NABI, Inc............................................        37,600       102,225
 *NAI Technologies, Inc................................         6,387        10,978
 NBT Bancorp...........................................        10,084       251,475
 *NBTY, Inc............................................        45,200       276,144
 NCH Corp..............................................         3,900       218,400
 *NCI Building Systems, Inc............................        13,200       323,400
 *NCS Healthcare, Inc..................................        11,700       240,947
 *NFO Worldwide, Inc...................................        10,000       126,250
 NN Ball & Roller, Inc.................................        12,300        76,106
 *NPC International, Inc...............................        19,800       222,750
 *NPS Pharmaceuticals, Inc.............................         8,600        60,738
 *NS Group, Inc........................................        22,700       123,431
 NUI Corp..............................................        10,100       245,556
 NYMAGIC, Inc..........................................         7,600       159,600
 *Nanometrics, Inc.....................................         5,900        47,384
 *Napco Security Systems, Inc..........................         4,850        20,309
 *#Napro Biotherapeutics, Inc..........................         9,500        12,172
 Nash Finch Co.........................................        10,200       149,175
 *Nashua Corp..........................................         4,800        80,100
 *Nastech Pharmaceutical Co., Inc......................         4,500        16,875
 *Nathans Famous, Inc..................................         1,900         7,778
 *National Beverage Corp...............................        14,800       147,075
 *National City Bancorp................................         6,189       165,556
 National City Bankshares, Inc.........................         4,466       171,130
 National Computer Systems, Inc........................        24,800       816,850
 *National Dentex Corp.................................         3,000        50,813
 *National Discount Brokers Group, Inc.................        10,500        95,813
 *National Home Centers, Inc...........................         3,000         4,688
 *National Home Health Care Corp.......................         3,115        14,602
 National Information Group............................         3,600        65,925
 *National Media Corp..................................        22,900       211,825
 National Penn Bancshares, Inc.........................        10,528       343,805
 National Presto Industries, Inc.......................         5,100       210,694
 *National Processing, Inc.............................        30,300       183,694
 *National Record Mart, Inc............................         2,900        40,419
 *National Research Corp...............................         4,500        27,563
 *National RV Holdings, Inc............................        20,700       556,313
 *National Standard Co.................................         6,500        22,750
 National Steel Corp. Class B..........................        23,000       168,188
 National Technical Systems, Inc.......................         4,900        26,644
 *National Techteam, Inc...............................        14,600        99,463
 *National Vision Association, Ltd.....................        18,400        80,500
 *National Western Life Insurance Co. Class A..........         1,000       118,375
 *Natural Alternatives International, Inc..............         4,500        45,703
 *Natural Microsystems Corp............................         8,700        97,059
 *Natural Wonders, Inc.................................         5,700        22,088
 Natures Sunshine Products, Inc........................        14,759       229,226
 *Navarre Corp.........................................        11,000       165,344
 *Navigators Group, Inc................................         3,200        49,800
 Nelson (Thomas), Inc..................................        11,400       150,338
 *Neogen Corp..........................................         3,700        26,594
 *Neopath, Inc.........................................        13,100        90,881
 *#Neopharm, Inc.......................................         8,000        70,000
 *Neorx Corp...........................................        17,225        25,030
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Neose Technologies, Inc..............................         7,300  $     91,706
 *#Neotherapeutics, Inc................................         3,300        28,256
 *Netmanage, Inc.......................................        52,645       157,112
 *Netopia, Inc.........................................         9,600        85,200
 *Netrix Corp..........................................        10,300        26,394
 *#Netspeak Corp.......................................        11,300       123,241
 *Network Computing Devices, Inc.......................        13,900        98,603
 *Network Equipment Technologies, Inc..................        18,800       209,150
 *Network Peripherals, Inc.............................         9,700        44,256
 *Network Six, Inc.....................................           275         1,134
 *Neurobiological Technologies, Inc....................         2,700         1,645
 *Neurocrine Biosciences, Inc..........................        16,300       112,572
 *Neurogen Corp........................................        11,500       197,656
 *New Brunswick Scientific Co., Inc....................         3,158        21,711
 *#New Century Financial Corp..........................         5,100        48,291
 New England Business Services, Inc....................        11,000       352,000
 #New England Community Bancorp, Inc. Class A..........         4,770        95,400
 New Hampshire Thrift BancShares, Inc..................           200         3,450
 *New Horizons Worldwide, Inc..........................         4,400        86,625
 New Jersey Resources Corp.............................        12,800       498,400
 *New Mexico & Arizona Land Co.........................         2,772        40,194
 Newcor, Inc...........................................         2,940        10,382
 Newmil Bancorp, Inc...................................         3,500        41,125
 *Newpark Resources, Inc...............................        58,000       427,750
 Newport Corp..........................................         6,800       114,750
 *Newsedge Corp........................................        13,750       116,445
 *#Nexstar Pharmaceuticals, Inc........................        25,696       260,172
 *Nexthealth, Inc......................................         3,400         2,869
 *#Niagara Corp........................................         7,400        51,106
 *Nichols Research Corp................................        11,950       253,938
 *Nine West Group......................................        32,300       403,750
 *Nitches, Inc.........................................           785         2,306
 *Nitinol Medical Technologies, Inc....................         9,000        39,938
 *Nobel Education Dynamics, Inc........................         3,600        23,175
 *Nobility Homes.......................................         2,250        36,281
 *Noel Group, Inc......................................         8,000         9,500
 Noland Co.............................................           200         4,475
 *Noodle Kidoodle, Inc.................................         4,900        36,750
 Nordson Corp..........................................         4,800       228,000
 Norrell Corp..........................................        24,500       390,469
 *Norstan, Inc.........................................         8,400       129,150
 *Nortek, Inc..........................................         6,400       174,800
 North Carolina Natural Gas Corp.......................         9,100       293,475
 North Central Bancshares, Inc.........................         2,700        47,588
 *North Face, Inc......................................        13,000       162,500
 Northeast Bancorp.....................................           900         9,113
 Northern Technologies International...................         2,700        16,875
 *Northfield Laboratories, Inc.........................        11,300       150,431
 #Northland Cranberries, Inc. Class A..................        16,400       228,575
 Northrim Bank.........................................         1,615        20,995
 Northwest Bancorp, Inc................................        42,200       422,000
 Northwest Natural Gas Co..............................        19,350       549,661
 *Northwest Pipe Co....................................         4,200        67,725
 *Northwest Teleproductions, Inc.......................           200           116
 Northwestern Corp.....................................        14,900       352,013
 *Northwestern Steel & Wire Co.........................        18,500        24,859
 *Norton McNaughton, Inc...............................         6,000        17,625
 *Novacare, Inc........................................        58,000       181,250
 *Novadigm, Inc........................................        14,000       106,750

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Novametrix Medical Systems, Inc......................         6,100  $     41,175
 *Novavax, Inc.........................................         8,700        18,488
 *Noven Pharmaceuticals, Inc...........................        19,300       104,341
 *Novitron International, Inc..........................         1,430         3,352
 *Nu Horizons Electronics Corp.........................         7,900        47,647
 *Nuevo Energy Co......................................        16,200       239,963
 *Numerex Corp. Class A................................         8,300        23,084
 *Nutramax Products, Inc...............................         3,300        19,388
 *#Nutrition for Life International, Inc...............         2,500         5,234
 *O'Charleys, Inc......................................        20,750       278,828
 *O'Reilly Automotive, Inc.............................        17,000       770,844
 O'Sullivan Corp.......................................        13,000       126,750
 *O'Sullivan Industries Holdings, Inc..................        12,800       128,800
 *O.I. Corp............................................         2,600        14,788
 *OAO Technology Solutions, Inc........................           700         2,461
 *ODS Networks, Inc....................................        15,200        51,775
 OEA, Inc..............................................        18,500       241,656
 *OEC Medical Systems, Inc.............................        10,000       275,625
 *OMI Corp.............................................        35,400       110,625
 *ORBIT/FR, Inc........................................         1,200         3,488
 *OSI Pharmaceutical, Inc..............................        18,300        73,200
 *OSI Systems, Inc.....................................         1,700        13,494
 *OTR Express, Inc.....................................           200         1,025
 *Oacis Healthcare Holdings Corp.......................         9,500        30,578
 Oak Hill Financial, Inc...............................         1,000        20,344
 *Oak Industries, Inc..................................        12,500       385,938
 *Oak Technology, Inc..................................        37,700       149,033
 *Object Design, Inc...................................        24,300       151,116
 *Objective Systems Integrators, Inc...................        29,400       119,897
 *Objectshare, Inc.....................................         8,300         8,689
 *Ocal, Inc............................................         2,300         7,511
 Ocean Financial Corp..................................        12,400       194,525
 *Oceaneering International, Inc.......................        20,700       257,456
 *Odetics, Inc. Class A................................           300         2,381
 *Odwalla, Inc.........................................         3,500        27,672
 *Offshore Logistics, Inc..............................        19,700       240,709
 Oglebay Norton Co.....................................         4,400       114,675
 Oil-Dri Corp. of America..............................         4,000        59,000
 *Old Dominion Freight Lines, Inc......................         7,200        91,350
 Olsten Corp...........................................        25,300       189,750
 *#Olympic Steel, Inc..................................        10,000        59,375
 Omega Financial Corp..................................         7,150       218,969
 *#Omega Health System, Inc............................         6,100        25,544
 *#Omniamerica, Inc....................................        10,500       258,891
 *#Omnipoint Corp......................................        35,400       316,388
 *Omtool, Ltd..........................................        17,000        48,344
 *On Assignment, Inc...................................         9,700       345,563
 *On Command Corp......................................        13,900       113,806
 *On Technology Corp...................................         1,700         2,816
 *On-Point Technology Systems, Inc.....................         7,900        13,578
 *#Oncor, Inc..........................................        20,800         1,144
 *One Price Clothing Stores, Inc.......................         9,400        43,181
 Oneida, Ltd...........................................        15,050       274,663
 *#Onhealth Network Company............................         3,800        22,088
 *#Onsale, Inc.........................................        16,200     1,003,388
 *Ontrack Data International, Inc......................         7,900        58,016
 *Onyx Acceptance Corp.................................         4,800        31,500
 *Onyx Pharmacueticals, Inc............................         9,000        59,625
 *#Open Market, Inc....................................        39,200       684,775
 *Opinion Research Corp................................         1,700        10,147
 *Opta Food Ingredients, Inc...........................         9,000        38,813
 *Optek Technology, Inc................................         5,600       100,800
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Opti, Inc............................................        12,000  $     48,375
 *#Optical Cable Corp..................................        16,700       228,581
 Optical Coating Laboratory, Inc.......................         9,600       181,200
 *Optical Sensors, Inc.................................         7,100        10,317
 *Optika Imaging Systems, Inc..........................         5,900        16,963
 *Option Care, Inc.....................................         7,600         7,838
 Orange & Rockland Utilities, Inc......................         8,700       489,375
 *Orange Co., Inc......................................         9,400        66,388
 *Oravax, Inc. (Private Placement).....................         5,500         2,422
 *Orbit International Corp.............................         3,800         6,769
 *Orcad, Inc...........................................         7,400        62,438
 Oregon Steel Mills, Inc...............................        23,200       294,350
 *Oregon Trail Financial Corp..........................         4,200        56,306
 *#Organogenesis, Inc..................................        26,576       355,454
 *#Oriole Homes Corp. Class A Convertible..............           800         2,400
 *Oriole Homes Corp. Class B...........................         2,000         5,750
 *Orleans Homebuilders, Inc............................         2,000         4,000
 *Oroamerica, Inc......................................         4,400        39,325
 *Orphan Medical, Inc..................................         4,585        29,946
 *Ortel Corp...........................................        10,100       111,731
 *Orthologic Corp......................................        22,800        89,775
 Oshkosh B'Gosh, Inc. Class A..........................        16,200       384,750
 Oshkosh Truck Corp. Class B...........................         4,800       142,200
 *Oshman's Sporting Goods, Inc.........................         4,100        18,450
 *Osmonics, Inc........................................        11,300       118,650
 *Osteotech, Inc.......................................         6,200       207,894
 *Ostex International, Inc.............................        10,000         5,313
 Ottawa Financial Corp.................................         3,025        66,550
 Otter Tail Power Co...................................        10,200       402,263
 *Outlook Group Corp...................................         1,800         7,425
 Overseas Shipholding Group, Inc.......................        11,200       177,100
 Owens & Minor, Inc....................................        27,500       470,938
 Owosso Corp...........................................         3,600        17,550
 *Oxford Health Plans, Inc.............................        27,900       309,516
 Oxford Industries, Inc................................         7,800       225,225
 *#Oxigene, Inc........................................         6,900        61,669
 *P&F Industries, Inc. Class A.........................         1,300        10,197
 *P-Com, Inc...........................................        39,100       144,792
 *PAM Transportation Services, Inc.....................         6,600        46,406
 *PC Quote, Inc........................................         3,600         7,200
 *PC Service Source, Inc...............................         4,900        20,213
 *#PHP Healthcare Corp.................................        11,000         8,250
 *PIA Merchandising Services, Inc......................           500         1,500
 *PICO Holdings, Inc...................................        29,309        95,254
 *PJ America, Inc......................................        23,500       459,719
 *PLM International, Inc...............................         5,100        29,963
 *PMR Corp.............................................         6,700        49,203
 *PPT Vision, Inc......................................         4,200        22,575
 *PRI Automation, Inc..................................        17,800       429,425
 PS Group Holdings, Inc................................         3,000        33,375
 *PSC, Inc.............................................         8,900        97,622
 *PSW Technologies, Inc................................         8,000        23,500
 PXRE Corp.............................................        12,120       268,913
 *#Pacific Aerospace and Electroncis, Inc..............        12,200        37,744
 *Pacific Crest Capital, Inc...........................         1,060        15,569
 *Pacific Gateway Exchange, Inc........................        15,300       686,588
 *Pacific Pharmaceuticals, Inc.........................         3,200           784
 *Pacific Sunwear of California, Inc...................        18,900       280,547
 *Pagasus Systems, Inc.................................         5,900       129,431
 *Pagemart Wireless, Inc. Class A......................        27,500       163,281

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Paging Network, Inc..................................        24,000  $    147,750
 *Palatin Technologies, Inc............................            62           227
 *Palm Harbor Homes, Inc...............................        19,169       495,998
 *Pameco Corp..........................................         5,300        73,206
 *Pamida Holdings Corp.................................         4,000        15,000
 Pamrapo Bancorp, Inc..................................         1,300        32,175
 Panaco, Inc...........................................        18,100        22,059
 Pancho's Mexican Buffet, Inc..........................         5,000         4,609
 *Par Technology Corp..................................         7,500        50,156
 *Paracelsus Healthcare Corp...........................        44,100        93,713
 *Paragon Trade Brands, Inc............................         7,100        19,969
 *Parallel Petroleum Corp..............................        12,800        21,200
 *Parexel International Corp...........................         6,800       177,438
 *Paris Corp...........................................           200           425
 Park Electrochemical Corp.............................        10,300       197,631
 *Parker Drilling Co...................................        74,200       278,250
 *#Parkervision, Inc...................................         8,000       192,000
 *Park-Ohio Holdings Corp..............................         7,934       130,663
 Parkvale Financial Corp...............................         3,050        67,481
 *Parlex Corp..........................................         3,900        37,050
 *Parlux Fragrances, Inc...............................         8,100        10,631
 *#Pathogenesis Corp...................................        13,000       625,625
 Patina Oil & Gas Corp.................................        13,834        39,773
 Patrick Industries, Inc...............................         4,700        70,794
 *Patterson Energy, Inc................................        27,280       127,023
 *Paul Harris Stores, Inc..............................         8,300       113,606
 *Paula Financial, Inc.................................         5,700        54,863
 *#Paul-Son Gaming Corp................................         2,000        15,438
 *Paxar Corp...........................................        44,015       462,158
 *Paxson Communications Corp...........................        47,200       342,200
 *Payless Cashways, Inc................................           159           241
 *Paymentech, Inc......................................        36,200       574,675
 *#Peapod, Inc.........................................        15,300       131,484
 *Pediatric Services of America, Inc...................         4,800        19,050
 *Pediatrix Medical Group, Inc.........................        12,000       644,250
 *Peerless Group, Inc..................................         3,400        25,925
 Peerless Manufacturing Co.............................           200         2,250
 *Pegasus Communications Corp. Class A.................         3,400        56,100
 *#Pegasystems, Inc....................................        16,500       107,766
 Penford Corp..........................................         6,600        99,206
 Penn Engineering & Manufacturing Corp. Class A........           600        12,825
 Penn Engineering & Manufacturing Corp. Non-voting.....         7,500       171,563
 *Penn National Gaming, Inc............................        12,600       105,131
 *Penn Traffic Co......................................         9,300        20,925
 *Penn Treaty American Corp............................         7,000       197,750
 Penn Virginia Corp....................................         8,200       177,838
 Penn-America Group, Inc...............................         8,450        91,894
 Penncorp Financial Group, Inc.........................        23,300        26,213
 Pennfed Financial Services, Inc.......................         6,800        93,925
 Pennsylvania Enterprises, Inc.........................         7,000       172,813
 *#Penske Motorsports, Inc.............................        11,400       267,900
 *Pentacon, Inc........................................         5,000        21,563
 *Penwest Pharmaceuticals Company......................         6,600        55,894
 Peoples Bancor........................................        32,700       327,000
 Peoples Bancorp, Inc..................................           300         6,113
 Peoples Bancshares, Inc. Massachusetts................         2,500        50,234
 *Peoples Choice TV Corp...............................         6,350         2,778
 *Peoples Telephone Co., Inc...........................        13,950        61,903
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Perceptron, Inc......................................         7,050  $     53,756
 *Peregrine Systems, Inc...............................        14,400       531,450
 *Performance Food Group Co............................         9,800       238,569
 *Performance Technologies, Inc........................         5,800        72,138
 *Perini Corp..........................................         3,700        21,044
 *Periphonics Corp.....................................        11,900       131,644
 *Perrigo Co...........................................        67,200       567,000
 *Personnel Group of America, Inc......................        29,500       486,750
 *Petco Animal Supplies, Inc...........................        18,956       188,968
 *Petrocorp, Inc.......................................         6,900        53,475
 *Petroglyph Energy, Inc...............................         1,000         4,563
 *Petroleum Development Corp...........................        13,600        46,963
 Petroleum Heat & Power Co., Inc. Class A..............        13,500        14,133
 *Pharmaceutical Marketing Services, Inc...............        12,600       129,938
 *#Pharmaceutical Products Development Service Co......        16,570       475,352
 *Pharmaceutical Resources, Inc........................        24,200        81,675
 *Pharmacopeia, Inc....................................        15,000       129,375
 *Pharmacyclics........................................         9,800       172,725
 *Pharmchem Laboratories, Inc..........................         4,400        14,713
 *Pharmerica, Inc......................................        55,900       227,967
 *Phar-Mor, Inc........................................         9,200        71,875
 *#Pharmos Corp........................................         6,200        11,238
 Philadelphia Suburban Corp............................        20,666       523,108
 *#Philadelphia Consolidated Holding Corp..............         9,800       205,188
 *Phillips (R.H.), Inc.................................         3,900        11,944
 Phillips-Van Heusen Corp..............................        23,900       167,300
 *Phoenix Gold International, Inc......................         1,000         1,844
 *Phoenix International, Ltd...........................         6,650       106,400
 Phoenix Investment Partners, Ltd......................        34,100       289,850
 *Phoenix Network, Inc. Escrow.........................        10,200             0
 *Phoenix Technologies, Ltd............................        16,987       119,440
 *Phonetel Technologies, Inc...........................        13,200           825
 *Photo Control Corp...................................         1,000         1,438
 *Photon Dynamics, Inc.................................         6,500        29,453
 *Photran Corp.........................................         1,100         2,234
 *Photronics, Inc......................................        22,000       442,063
 *Phycor, Inc..........................................        46,200       284,419
 *Phymatrix Corp.......................................        30,000        76,875
 *Physician Computer Network, Inc......................        46,100         2,881
 *Physician Reliance Network, Inc......................        45,700       424,153
 Piccadilly Cafeterias, Inc............................         7,500        80,156
 *Picturetel Corp......................................        39,700       280,381
 *Pierce Leahy Corp....................................        13,200       325,050
 *Piercing Pagoda, Inc.................................         6,300        92,925
 *Pilgrim America Capital Corp.........................         3,600        79,875
 Pilgrim Pride Corp....................................        24,000       582,000
 Pillowtex Corp........................................        12,717       429,199
 *Pinkertons, Inc......................................        13,750       275,000
 *Pinnacle Systems, Inc................................         7,800       261,788
 Pioneer Group, Inc....................................        22,900       413,631
 Pioneer Standard Electronics, Inc.....................        24,900       267,675
 Pitt-Des Moines, Inc..................................         7,200       175,500
 Pittston Co. Burlington Group.........................        20,800       180,700
 Pittston Co. Minerals Group...........................         7,700        21,175
 *Plains Resources, Inc................................        13,700       243,175
 *Planar Systems, Inc..................................         8,600        70,950
 *Planet Hollywood, Inc................................       106,500       319,500
 *Plasma-Therm, Inc....................................         9,800        37,975

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Platinum Software Corp...............................        25,500  $    272,531
 *Play By Play Toys and Novelties, Inc.................         5,900        43,328
 *Playboy Enterprises, Inc. Class A....................         2,800        37,625
 *Playboy Enterprises, Inc. Class B....................        14,300       220,756
 *Playcore, Inc........................................         3,936        19,680
 *Players International, Inc...........................        27,550       162,717
 *Playtex Products, Inc................................        19,000       294,500
 *Plexus Corp..........................................        11,700       350,634
 *Pluma, Inc...........................................         6,600         8,663
 Poe & Brown, Inc......................................        12,150       425,250
 Pogo Producing Co.....................................        16,917       196,660
 *Polk Audio, Inc......................................           500         6,875
 *#Polycom, Inc........................................        26,500       472,031
 *Polymedica Industries, Inc...........................         7,100        75,438
 *Polymer Group, Inc...................................        32,500       345,313
 *Pomeroy Computer Resource, Inc.......................        10,375       201,988
 *Pool Energy Services Co..............................        18,900       212,034
 Pope & Talbot, Inc....................................        13,400       132,325
 *Porta Systems Corp...................................         6,680        10,438
 *Positive Response Television, Inc. Escrow............         1,400             0
 *#Possis Medical, Inc.................................         8,600        74,175
 *Powell Industries, Inc...............................         5,300        53,331
 *Powercerv Corp.......................................        10,600        26,169
 *Powerhouse Technologies, Inc.........................         8,700       101,681
 *Power-One, Inc.......................................           500         2,953
 *Powertel, Inc........................................        24,300       328,809
 *Powerwave Technologies, Inc..........................        13,700       193,941
 *Praegitzer Industries, Inc...........................         9,500        76,594
 *Precision Response, Corp.............................        19,400       163,081
 *Precision Standard, Inc..............................           950         4,394
 Premier Bancshares, Inc...............................         2,100        49,088
 *#Premier Laser Systems, Inc. Class A.................         9,900        27,844
 Premier National Bancorp..............................         5,580       101,138
 *Premiere Technologies, Inc...........................        41,300       205,209
 *Premisys Communications, Inc.........................        22,800       339,863
 *Premiumwear, Inc.....................................           800         5,950
 *Pre-Paid Legal Services, Inc.........................        19,200       499,200
 Presidential Life Corp................................        26,400       476,850
 *Presstek, Inc........................................        28,900       225,781
 *Price Communications Corp............................        20,766       206,362
 Price Enterprises, Inc................................         3,914        21,282
 *Pricesmart, Inc......................................         3,500        55,125
 *Pride International, Inc.............................        20,100       152,006
 *Prima Energy Corp....................................         3,500        47,906
 *Primadonna Resorts, Inc..............................        26,000       190,125
 *Primark Corp.........................................        14,700       367,500
 Prime Bancorp, Inc....................................         8,730       163,688
 *Prime Hospitality Corp...............................        39,100       342,125
 *Prime Medical Services, Inc..........................        15,300       118,097
 Primesource Corp......................................         2,581        17,744
 *Primix Solutions, Inc................................         8,600        20,156
 *Primus Telecommunications Group, Inc.................        25,229       321,670
 *Printrak International, Inc..........................        10,100        80,800
 *Printronix, Inc......................................         5,925        79,247
 *Printware, Inc.......................................         3,900        11,456
 *Prism Solutions, Inc.................................        15,300        30,361
 *Procom Technology, Inc...............................         8,400        92,138
 *Procyte Corp.........................................         3,600         1,856
 *Profit Recovery Group International, Inc.............        20,000       673,750
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Programmers Paradise, Inc............................         3,400  $     36,869
 Progress Financial Corp...............................         3,667        52,828
 *Progress Software Corp...............................        15,450       389,630
 *Project Software & Development, Inc..................         8,800       264,550
 *ProMedCo Management Company..........................        22,700       119,175
 *Protein Design Labs, Inc.............................        14,800       321,900
 *Protocol Systems, Inc................................         8,500        64,547
 Providence & Worcester Railroad Co....................           800        10,400
 Providence Energy Corp................................         5,300       111,631
 *Provident American Corp..............................         8,500        87,656
 Provident Bankshares Corp.............................        18,618       496,868
 *Provident Financial Holdings, Inc....................         3,300        54,450
 *Proxim, Inc..........................................         8,700       197,925
 *Proxymed, Inc........................................         9,900        97,763
 *Psinet, Inc..........................................        40,900       768,153
 Psychemedics Corp.....................................        20,000       100,000
 Public Service Co. of North Carolina..................        18,200       442,488
 Pulaski Furniture Corp................................         1,300        26,163
 *Pulsepoint Communications Corp.......................         3,575        10,446
 *Puma Technology, Inc.................................         8,500        29,484
 *Pure World, Inc......................................         6,800        63,325
 *Pyramid Breweries, Inc...............................         5,700         8,194
 *Q Logic Corp.........................................         5,200       531,700
 *QC Optics, Inc.......................................         1,900         2,969
 *QEP Co., Inc.........................................         1,300         9,506
 *QMS, Inc.............................................         9,600        39,600
 *QRS Corp.............................................         6,000       250,875
 *Qad, Inc.............................................        16,300        72,586
 *Quad Systems Corp....................................         3,600         9,506
 *#QuadraMed Corp......................................         1,406        33,656
 Quaker Chemical Corp..................................         7,900       135,781
 *Quaker City Bancorp, Inc.............................         2,187        37,042
 *Quaker Fabric Corp...................................        14,050       100,106
 Quaker State Corp.....................................        26,600       380,713
 *Quality Dining, Inc..................................        14,000        34,563
 *Quality Semiconductor, Inc...........................         5,200        16,250
 *Quality Systems, Inc.................................         4,200        19,688
 Quanex Corp...........................................        11,300       202,694
 Queens County Bancorp.................................        18,000       535,500
 *Quest Diagnostics, Inc...............................        30,200       539,825
 *Quest Educational Corporation........................         6,600        67,650
 *Quickturn Design Systems, Inc........................        14,200       158,419
 *Quidel Corp..........................................        21,300        43,266
 *#Quigley Corp........................................        12,000        82,688
 *Quiksilver, Inc......................................         9,600       232,800
 *Quintel Entertainment, Inc...........................        14,900        23,980
 *Quipp, Inc...........................................         1,400        24,413
 Quixote Corp..........................................         5,900        77,806
 *R & B, Inc...........................................         5,700        50,231
 *RCM Technologies, Inc................................         8,200       148,113
 *RDO Equipment Co. Class A............................         5,500        50,875
 *RF Monolithics, Inc..................................         3,400        36,444
 RLI Corp..............................................         9,425       341,067
 *RMH Teleservices, Inc................................         5,700         8,906
 RPC, Inc..............................................        45,400       351,850
 *RTI International Metals, Inc........................        17,100       257,569
 *RTW, Inc.............................................        10,800        49,950
 *Racing Champions Corp................................        14,400       210,600
 *Radiant Systems, Inc.................................        12,800        90,400
 *Rag Shops, Inc.......................................         2,300         6,325
 *Ragan (Brad), Inc....................................         3,800       148,200
 *Ragen Mackenzie Group, Inc...........................         5,100        64,706

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Railamerica, Inc.....................................         8,800  $     63,525
 *Railtex, Inc.........................................         6,600        79,613
 *Rainbow Technologies, Inc............................         9,000       141,188
 *Rainforest Cafe, Inc.................................        23,000       160,281
 *Ralcorp Holdings, Inc................................        29,300       512,750
 *Rally's Hamburgers, Inc..............................        18,300        13,439
 Ramapo Financial Corp.................................         6,500        45,094
 *Ramsay Health Care, Inc..............................         8,700        18,488
 *Ramtron International Corp...........................        28,800        25,200
 Range Resources Corp..................................        16,100        67,419
 *Rare Hospitality International, Inc..................        10,881       135,332
 Raritan Bancorp, Inc. DE..............................           300        10,425
 Raven Industries, Inc.................................         2,600        44,850
 *Rawlings Sporting Goods, Inc.........................         7,000        80,063
 *Raytech Corp. DE.....................................         2,400         7,350
 *Raytel Med Corp......................................         6,200        30,613
 *Reading Entertainment, Inc...........................         2,000        17,875
 *Read-Rite Corp.......................................        49,000       659,969
 *Recoton Corp.........................................         8,966       168,113
 *#Recovery Engineering, Inc...........................         4,000        27,250
 *#Recycling Industries, Inc...........................        12,700        16,867
 *Red Brick Systems, Inc...............................         8,800        27,363
 *Red Roof Inns, Inc...................................         7,600       129,200
 *#Redhook Ale Brewery, Inc............................         6,900        30,188
 Redwood Empire Bancorp................................         2,300        40,250
 *Reeds Jewelers, Inc..................................           440         1,980
 *Refac Technology Development Corp....................         7,000        52,500
 Regal Beloit Corp.....................................        18,800       470,000
 *Regeneron Pharmaceuticals, Inc.......................        23,300       190,769
 Regis Corp............................................        21,350       716,559
 *Rehabcare Group, Inc.................................         5,750       102,961
 *Rehabilicare, Inc....................................         7,500        22,500
 *Reliability, Inc.....................................         4,800        26,850
 Reliance Bancorp, Inc.................................         7,700       225,706
 Reliance Steel and Aluminum Co........................        15,000       459,375
 Reliv International, Inc..............................         7,750        23,734
 *Relm Wireless Corp...................................         4,100         5,894
 *Remec, Inc...........................................        21,000       288,750
 *Remedy Corp..........................................        26,300       279,438
 *Remington Oil & Gas Corp. Class A....................           400         1,750
 *Remington Oil and Gas Corp. Class B..................        14,000        55,125
 *Renaissance Worldwide, Inc...........................        12,000        85,125
 *#Reno Air, Inc.......................................        10,400        74,913
 *Rental Service Corp..................................        21,300       451,294
 *Renters Choice, Inc..................................        20,000       483,750
 *Rentrak Corp.........................................         9,300        25,720
 *#Rent-Way, Inc.......................................         8,700       235,988
 *Repligen Corp........................................         6,100        10,103
 *Reptron Electronics, Inc.............................         4,600        20,413
 Republic Bancorp, Inc.................................        19,391       322,981
 *Republic Bankshares, Inc.............................         7,500       133,125
 *Republic First Bancorp, Inc..........................         4,940        50,635
 Republic Group, Inc...................................         9,370       161,047
 Republic Security Financial Corp......................        35,182       394,698
 *#Res-Care, Inc.......................................        16,850       409,666
 *Research Partners International, Inc.................         5,600        14,000
 *Resound Corp.........................................        18,500        96,547
 Resource America, Inc.................................        18,200       221,244
 Resource Bancshares Mortgage Group, Inc...............        21,408       297,036
 *Respironics, Inc.....................................        29,248       554,798
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Response Oncology, Inc...............................        10,456  $     47,706
 *Restrac, Inc.........................................         5,100        34,744
 *Rex Stores Corp......................................         6,600        79,200
 *Rexhall Industries, Inc..............................         1,157         8,786
 *Rexx Environmental Corp..............................           800         1,800
 *Ribi Immunochem Research, Inc........................        16,400        43,563
 *Ribozyme Pharmaceuticals.............................         6,700        36,013
 Richardson Electronics, Ltd...........................        10,000        85,625
 *Richey Electronics, Inc..............................         7,800        79,463
 *Riddell Sports, Inc..................................         7,255        25,393
 *Ride, Inc............................................         5,400         5,738
 Riggs National Corp...................................        17,900       374,222
 *Right Management Consultants, Inc....................         5,300        76,353
 *Right Start, Inc.....................................         5,200         8,613
 *Rightchoice Managed Care, Inc. Class A...............         2,400        21,900
 *Rimage Corp..........................................         3,000        43,875
 *Rio Hotel & Casino, Inc..............................        19,800       308,138
 Rival Co..............................................         7,500        79,922
 *Riverside Group, Inc.................................         1,000         1,750
 Riverview Bancorp, Inc................................         4,900        59,413
 Rivianna Foods, Inc...................................        12,500       252,344
 *Riviera Holdings Corporation.........................         2,500        12,969
 *Roadhouse Grill, Inc.................................         6,900        33,745
 Roadway Express, Inc..................................        16,400       248,563
 Roanoke Electric Steel Corp...........................         8,400       122,850
 Robbins & Myers, Inc..................................         8,800       176,000
 *Roberds, Inc.........................................         3,500         7,547
 *Roberts Pharmaceutical Corp..........................        25,000       612,500
 *Robertson-Ceco Corp..................................        14,518       116,144
 Robinson Nugent, Inc..................................         2,400         9,225
 *Robocom Systems, Inc.................................           800           975
 *#Robotic Vision Systems, Inc.........................        22,400       101,500
 *Rochester Medical Corp...............................         4,900        63,853
 *Rock Bottom Restaurants, Inc.........................         6,500        37,984
 *Rockford Industries, Inc.............................         3,500        39,266
 *Rockshox, Inc........................................        15,100        39,638
 Rock-Tenn Co. Class A.................................        20,100       327,881
 *Rocky Mountain Chocolate Factory.....................         1,900        10,153
 *Rocky Shoes & Boots, Inc.............................         3,500        24,719
 *Rofin-Sinar Technologies, Inc........................        11,100       110,653
 *Rogers Corp..........................................        10,000       271,250
 *Rogue Wave Software, Inc.............................         9,300        79,922
 Rohn Industries, Inc..................................        47,600       133,131
 Rollins Truck Leasing Corp............................        48,300       579,600
 Rollins, Inc..........................................        29,400       501,638
 *Romac International, Inc.............................         2,300        32,128
 Roper Industries, Inc.................................        17,100       317,419
 *#Ross Systems, Inc...................................        18,600        61,613
 *Rottlund, Inc........................................         2,300         9,775
 Rouge Industries, Inc. Class A........................        12,100        99,825
 Rowe Furniture Corp...................................        12,200       128,863
 *Royal Appliance Manufacturing Co.....................        19,500        90,188
 Royal Bancshares of Pennsylvania Class A..............         2,649        44,205
 *Royal Energy, Inc....................................         2,300         8,769
 *Royal Precision, Inc.................................           550         1,891
 Ruby Tuesday, Inc.....................................        29,500       549,438
 Ruddick Corp..........................................        23,300       455,806
 *Rural Cellular Corp. Class A.........................         7,300        77,563
 *Rural/Metro Corp.....................................        13,000       131,625
 *Rush Enterprises, Inc................................         4,700        45,091

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Russ Berrie & Co., Inc................................        20,100  $    454,763
 *Rwd Technologies, Inc................................        13,400       269,256
 *Ryans Family Steak Houses, Inc.......................        35,600       401,613
 *Ryerson Tull, Inc. Class A...........................         4,800        53,100
 Ryland Group, Inc.....................................        11,600       308,125
 *S&K Famous Brands, Inc...............................         3,500        34,125
 S&T Bancorp, Inc......................................        16,200       434,363
 *S3, Inc..............................................        43,500       231,094
 *SBE, Inc.............................................         1,900        16,150
 *SBS Technologies, Inc................................         4,500        79,031
 *SCP Pool Corp........................................         9,300       141,825
 *SCPIE Holdings, Inc..................................        10,200       312,375
 *SDL, Inc.............................................        11,100       247,669
 *SED International Holdings, Inc......................         9,450        44,297
 SEMCO Energy, Inc.....................................        11,102       179,714
 *SEMX Corp............................................         5,200        13,650
 *SGV Bancorp, Inc.....................................         1,400        18,375
 SI Handling, Inc......................................         2,025        26,325
 SIS Bancorp, Inc......................................         4,900       227,084
 SJNB Financial Corp...................................         1,300        37,050
 SJW Corp..............................................         1,600        98,000
 SL Industries, Inc....................................         9,200       112,700
 *SLI, Inc.............................................        26,600       585,200
 *SM&A Corp............................................         5,000        61,250
 *SMC Corp.............................................         5,600        24,500
 *SOS Staffing Services, Inc...........................        11,400        85,856
 *SPS Technologies, Inc................................         7,200       412,200
 *SPSS, Inc............................................         7,200       135,000
 *SRS Labs, Inc........................................         9,600        29,700
 *SSE Telecom, Inc.....................................         3,500         7,219
 *STB Systems, Inc.....................................        14,375        84,678
 *STM Wireless, Inc. Class A...........................         4,900        26,797
 *SYNC Research, Inc...................................        15,400        14,919
 *#Sabratek Corp.......................................         8,400       141,488
 *Safeguard Health Enterprises, Inc....................         4,400        22,000
 *Safety 1st, Inc......................................         5,900        30,975
 *Safety Components International, Inc.................         4,100        54,069
 *Safety-Kleen Corp....................................        61,900       212,781
 *Saga Communications, Inc. Class A....................         7,010       133,190
 Salient 3 Communications, Inc. Class A................         2,400        25,125
 *Salton/Maxim Housewares, Inc.........................        11,800       221,988
 *Samsonite Corp.......................................         5,918        38,467
 *San Filippo (John B.) & Son, Inc.....................         5,000        18,906
 *#Sanchez Computer Associates, Inc....................         9,300       281,325
 Sanderson Farms, Inc..................................        11,000       175,313
 *Sandisk Corp.........................................        27,900       328,697
 *Sands Regent Casino Hotel............................         2,000         1,875
 Sandwich Bancorp, Inc.................................           900        55,238
 *#Sangstat Medical Corp...............................        12,800       307,200
 *Santa Cruz Operation, Inc............................        30,700       139,109
 *Satcon Technology Corp...............................         8,100        55,941
 *Saucony, Inc. Class A................................         1,000         6,344
 *Saucony, Inc. Class B................................         1,500         9,750
 *Savoir Technology Group, Inc.........................         9,900        83,531
 *#Sawtek, Inc.........................................        19,200       416,400
 Sbarro, Inc...........................................        18,700       486,200
 *Scan-Optics, Inc.....................................        14,900        51,684
 *ScanSource, Inc......................................         2,900        54,375
 Schawk, Inc. Class A..................................         6,200        89,125
 *Scheid Vineyards, Inc................................         2,300        10,781
 *#Schick Technologies, Inc............................         9,000       134,719
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Schieb (Earl), Inc...................................         2,200  $     11,550
 *Schlotzskys, Inc.....................................         5,200        53,300
 *Schmitt Industries, Inc..............................         5,700        19,950
 Schnitzer Steel Industries, Inc. Class A..............         4,400        81,125
 *Scholastic Corp......................................        10,800       513,675
 *#Schuff Steel Company................................         4,500        28,969
 *Schuler Homes, Inc...................................        20,100       140,072
 Schulman (A.), Inc....................................        28,500       610,078
 Schultz Sav-O Stores, Inc.............................         2,550        41,119
 Schweitzer-Maudoit Int'l, Inc.........................        12,900       235,425
 *#Sciclone Pharmaceuticals, Inc.......................        13,700        17,339
 *Scientific Games Holdings Corp.......................         8,700       165,300
 Scientific Technologies, Inc..........................         6,700        38,525
 *Scios-Nova, Inc......................................        34,487       259,730
 Scope Industries, Inc.................................         3,500       227,500
 Scotsman Industries, Inc..............................         8,900       183,006
 *Scott Technologies, Inc. Class A.....................        12,400       191,038
 *Scott Technologies, Inc. Class B.....................         2,500        37,969
 *Scotts Co. Class A...................................        13,100       474,056
 Scott's Liquid Gold, Inc..............................         7,100        10,650
 *Seachange International, Inc.........................        11,000        82,500
 Seacoast Banking Corp. Class A........................         1,500        42,469
 *Seacor Smit, Inc.....................................         6,500       310,375
 *Seamed Corp..........................................         4,900        64,925
 *Seattle Filmworks, Inc...............................        16,800        53,025
 #Seaway Food Town, Inc................................           600         9,113
 *Secom General Corp...................................           700           263
 Second Bancorp, Inc...................................           600        14,719
 *Secure Computing Corp................................        12,800       236,400
 *Security Dynamics Technologies, Inc..................        49,800       764,119
 *Security First Technologies Corp.....................         8,400       152,513
 *Segue Software, Inc..................................         6,400       141,000
 *Seibels Bruce Group, Inc.............................         5,400        22,444
 *Seitel, Inc..........................................        20,400       272,850
 Selas Corp. of America................................         5,500        44,688
 Selective Insurance Group, Inc........................        26,200       496,163
 *#Selfcare, Inc.......................................        11,400        29,213
 *Semitool, Inc........................................        11,600        79,025
 *Semtech Corp.........................................        13,100       386,450
 *Seneca Foods Corp. Class A...........................           200         2,463
 *Seneca Foods Corp. Class B...........................         1,100        13,475
 *Sensormatic Electronics Corp.........................        34,000       276,250
 *Sequa Corp. Class A..................................         3,600       229,050
 *Sequa Corp. Class B..................................         1,700       126,650
 *Sequent Computer Systems, Inc........................        39,100       496,081
 *Sequus Pharmaceuticals, Inc..........................        25,600       506,400
 *Sergagen Inc. (Escrow Shares)........................         8,300             0
 *Serologicals Corp....................................        10,950       327,131
 *Service Experts, Inc.................................        11,500       340,688
 *#Service Merchandise Co., Inc........................        67,800        80,513
 *Servico, Inc.........................................        21,900       142,350
 *Servotronics, Inc....................................           900         6,581
 Sevenson Environmental Services, Inc..................         2,080        16,640
 *Shaman Pharmaceuticals...............................        14,000        37,188
 *Sharper Image Corp...................................         7,600       160,313
 *Shaw Group, Inc......................................        13,700       121,588
 *Sheffield Medical Technologies, Inc..................         7,000        10,500
 Shelby Williams Industries, Inc.......................         5,800        68,150
 *Sheldahl, Inc........................................         6,900        44,419
 *Shells Seafood Restaurants, Inc......................         1,300         6,094

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Sheridan Healthcare, Inc.............................         6,500  $     52,406
 *Shiloh Industries, Inc...............................         6,500        94,656
 *Shiva Corp...........................................        24,200       141,419
 *Shoe Carnival, Inc...................................         9,200        89,988
 *Sholodge, Inc........................................         3,600        25,425
 *Shoney's, Inc........................................        45,000        75,938
 *Shopko Stores, Inc...................................        19,400       625,650
 Shoreline Financial Corp..............................         2,646        68,961
 *Shorewood Packaging Corp.............................        21,650       320,691
 *Showscan Entertainment, Inc..........................         2,800           644
 *#Shuffle Master, Inc.................................         6,300        43,706
 *Sierra Health Services, Inc..........................        22,427       513,018
 Sierrawest Bancorp....................................         3,570        92,374
 Sifco Industries, Inc.................................         7,000        99,750
 *Sight Resource Corp..................................         6,100        12,486
 *Sigma Designs, Inc...................................         7,900        24,317
 *Sigmatron International, Inc.........................         1,400         4,813
 *#Signal Apparel Co., Inc. Class A....................         6,200        10,463
 Signal Corporation....................................         4,502       153,631
 *Signal Technology Corp...............................         5,100        15,619
 *Silgan Holdings, Inc.................................        13,300       356,606
 *#Silicon Gaming, Inc.................................         9,600        18,900
 *Silicon Storage Technology, Inc......................        18,300        42,891
 *Silicon Valley Bancshares............................        18,500       457,875
 *Silicon Valley Group, Inc............................        29,600       364,450
 *Siliconix, Inc.......................................         4,000        76,750
 *Silverleaf Resorts, Inc..............................         4,500        51,188
 *Simione Central Holdings, Inc........................         6,600        13,613
 Simmons First National Corp. Class A..................         4,550       184,844
 *Simon Transportation Services, Inc...................         2,000        12,688
 Simpson Industries, Inc...............................        17,350       181,633
 *Simula, Inc..........................................         8,900        63,969
 *Sipex Corp...........................................        14,200       460,613
 *Sirena Apparel Group, Inc............................         3,400        21,250
 *Sitel Corp...........................................        69,800       174,500
 *Sizzler International, Inc...........................        11,500        33,781
 Skaneateles Bancorp, Inc..............................           900        12,431
 Sky Financial Group, Inc..............................        30,274       917,687
 Skyline Corp..........................................         6,600       214,500
 *SkyMall, Inc.........................................         6,800        31,663
 Skywest, Inc..........................................        19,300       522,909
 Smart & Final Food, Inc...............................        16,900       179,563
 *Smart Modular Technologies, Inc......................        27,000       564,469
 *#Smartalk Teleservices, Inc..........................        23,300       117,592
 *Smartflex Systems, Inc...............................         3,800        27,313
 Smith (A.O.) Corp.....................................        12,750       317,156
 Smith (A.O.) Corp. Convertible Class A................         3,750        91,875
 *Smithway Motor Express Corp. Class A.................         2,000        17,875
 Smucker (J.M.) Co. Class A............................        10,100       234,825
 Smucker (J.M.) Co. Class B............................        13,000       287,625
 Snyder Oil Corp.......................................        37,600       484,100
 *Sodak Gaming, Inc....................................        17,400       141,919
 *Softech, Inc.........................................         3,500        13,891
 *Softnet Systems, Inc.................................         7,336       120,127
 *Software Spectrum, Inc...............................         2,400        42,150
 *Sola International, Inc..............................        22,100       350,838
 Somerset Group, Inc...................................           312         5,753
 *Sonic Corp...........................................        14,850       293,288
 *#Sonic Solutions.....................................         6,100        25,544
 *Sonosight, Inc.......................................         3,633        34,059
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Sonus Pharmaceuticals, Inc..........................         7,800  $     58,988
 *Sound Advice, Inc....................................         1,422         3,200
 *#Source Media, Inc...................................         9,600       158,100
 South Jersey Industries, Inc..........................         8,648       223,227
 *Southern Energy Homes, Inc...........................        10,625        73,047
 *#Southern Mineral Corp...............................         8,200         8,969
 *Southern Pacific Funding Corp........................        19,600         1,078
 *Southern Union Co....................................        26,708       542,526
 *Southwall Technologies, Inc..........................         5,400        25,481
 Southwest Bancorp, Inc................................         1,500        42,094
 Southwest Gas Corp....................................        22,000       522,500
 Southwest National Corp...............................           200        14,125
 Southwest Securities Group, Inc.......................        10,257       201,935
 Southwest Water Co....................................         2,730        40,609
 Southwestern Energy Co................................        21,900       164,250
 *Spacehab, Inc........................................         8,900        77,319
 *Spacelabs Medical, Inc...............................         8,500       149,813
 *Spacetec IMC Corp....................................         5,700        13,448
 *Spaghetti Warehouse, Inc.............................         5,000        36,563
 Span-American Medical System, Inc.....................         2,400        12,900
 Spartan Motors, Inc...................................        14,000        87,938
 Spartech Corp.........................................        23,200       462,550
 *Sparton Corp.........................................         7,200        41,400
 *Spatial Technology, Inc..............................         2,000         6,250
 *Special Devices, Inc.................................         5,500       180,984
 *Specialty Equipment Co., Inc.........................        14,600       340,363
 *#SpectraLink Corp....................................        17,000        55,781
 *Spectran Corp........................................         4,900        26,950
 *Spectranetics Corp...................................        14,602        30,117
 *Spectrian Corp.......................................         8,700       114,731
 *Spectrum Control, Inc................................        10,600        44,719
 *#SpectRx, Inc........................................         5,400        36,450
 *Speedfam International, Inc..........................        15,300       230,934
 *Speizman Industries, Inc.............................         2,300        12,938
 *Spelling Entertainment Group, Inc....................        13,700       100,181
 *Spice Entertainment Companies, Inc...................         6,500        33,820
 *Spiegel, Inc. Class A Non-Voting.....................        12,500        49,414
 *#Spire Corp..........................................         3,200        10,400
 *Sport Chalet, Inc....................................         2,700        18,563
 *Sport Supply Group, Inc..............................         5,800        40,600
 *Sport-Haley, Inc.....................................         2,200        22,825
 *Sports Authority, Inc................................        25,300       164,450
 *Sports Club Co., Inc.................................        17,700        86,288
 *Sportsman's Guide, Inc...............................         4,000        24,750
 *Spyglass, Inc........................................        11,000       257,469
 St. Francis Capital Corp..............................         2,900       121,891
 St. John Knits, Inc...................................        16,200       324,000
 St. Joseph Light & Power Co...........................        54,400       969,000
 St. Mary Land & Exploration Co........................         9,900       187,791
 St. Paul Bancorp, Inc.................................        21,020       444,704
 *Staar Surgical Co....................................         9,400        82,838
 *Stac, Inc............................................        21,500       108,844
 *Staff Leasing, Inc...................................        22,400       202,300
 *#Staffmark, Inc......................................        19,900       463,297
 *Stage II Apparel Corp................................         1,700         1,913
 Standard Commercial Corp..............................        10,329        83,923
 *Standard Management Corp.............................         5,000        33,125
 *Standard Microsystems Corp...........................        12,300        90,713
 Standard Motor Products, Inc. Class A.................         9,200       209,875
 Standard Pacific Corp. DE.............................        26,500       258,375
 Standard Products Co..................................        13,300       247,713

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Standex International Corp............................        10,500  $    245,438
 *Stanford Telecommunications, Inc.....................        13,800       154,388
 *Stanley Furniture, Inc...............................         6,600       111,788
 *Star Multi Care Services, Inc........................         4,085         6,128
 *Starcraft Corp.......................................         2,500         6,094
 *Starmet Corp.........................................        13,000       115,375
 Starrett (L.S.) Co. Class A...........................         3,500       107,188
 *Startec Global Communications Corp...................           700         7,438
 *Starter Corp.........................................        22,400        36,400
 State Auto Financial Corp.............................        31,200       388,050
 State Financial Services Corp. Class A................         1,872        35,334
 *Station Casinos, Inc.................................        27,100       223,575
 *Steel Dynamics, Inc..................................        34,300       468,409
 *Steel of West Virginia, Inc..........................         5,800        61,263
 Steel Technologies, Inc...............................        13,400       110,969
 *Stein Mart, Inc......................................        41,100       351,277
 *Steinway Musical Instruments, Inc....................         7,100       164,631
 Stepan Co.............................................         7,900       220,706
 Stephan Co............................................         2,700        32,063
 *Stericycle, Inc......................................         8,200       145,806
 *Sterigenics Intl, Inc................................         6,000       154,875
 Sterling Bancorp......................................         5,400       114,413
 Sterling Bancshares...................................        18,337       288,808
 *Sterling Financial Corp. WA..........................         4,520        81,360
 *#Sterling Vision, Inc................................        13,200        40,219
 Stewart & Stevenson Services, Inc.....................        25,000       246,094
 Stewart Information Services Corp.....................         3,800       187,863
 Stifel Financial Corp.................................         5,382        58,529
 *Stillwater Mining Co.................................        15,300       559,406
 *Stimsonite Corp......................................         6,400        49,200
 Stone & Webster, Inc..................................         9,200       312,800
 *Stone Energy Corp....................................        13,600       409,700
 *Storage Computer Corp................................         8,900        41,163
 *#Stormedia, Inc. Class A.............................         8,200             8
 *Stratasys, Inc.......................................         4,400        27,363
 *Strategia Corp.......................................         3,300         3,506
 *Strategic Diagnostics, Inc...........................         1,000         2,250
 *Strategic Distribution, Inc..........................        40,292       114,580
 *Strattec Security Corp...............................         4,000       113,000
 *Stratus Properties, Inc..............................        11,100        36,075
 Strawbridge and Clothier Liquidating Trust............         4,200         2,557
 Strayer Ed, Inc.......................................        12,400       461,900
 Stride Rite Corp......................................        40,800       362,100
 *Strouds, Inc.........................................         7,200        14,175
 *Structural Dynamics Research Corp....................        32,600       568,463
 *Stuart Entertainment, Inc............................         2,700         1,772
 Sturm Ruger & Co., Inc................................        24,200       307,038
 *Suburban Lodges of America, Inc......................        12,300        99,938
 *Successories, Inc....................................         5,900        12,538
 Suffolk Bancorp.......................................         4,300       122,013
 *Sugen, Inc...........................................        12,300       176,813
 *Sulcus Computer Corp.................................        10,085        22,691
 Summit Bancshares, Inc................................         2,000        39,000
 *Summit Design, Inc...................................        13,700       118,163
 *Summit Technology, Inc...............................        12,300        47,278
 *Summitt Medical Systems, Inc.........................         9,400        10,869
 *Sun Healthcare Group, Inc............................        56,083       294,436
 Sun Hydraulics, Inc...................................         4,400        45,925
 *Sun Television and Appliances, Inc...................        15,300           268
 *Sunair Electronics, Inc..............................         3,000         5,813
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Sundance Homes, Inc..................................         3,000  $      4,875
 *Sunglass Hut International, Inc......................        45,300       280,294
 *Sunquest Information Systems, Inc....................        11,800       134,225
 *Sunrise Assisted Living, Inc.........................        15,400       664,606
 *Sunrise Medical, Inc.................................        17,700       225,675
 *Sunrise Resources, Inc...............................         5,500        19,938
 *Superconductor Technologies, Inc.....................         5,400        22,275
 *#Supergen, Inc.......................................        12,200        81,206
 *Superior Consultant Holdings Corp....................         8,200       301,350
 *Superior Energy Services, Inc........................        24,000        74,250
 Superior Industries International, Inc................        22,300       579,800
 *Superior National Insurance Group, Inc...............         5,500        97,625
 Superior Surgical Manufacturing Co., Inc..............         9,900       136,125
 #Superior Telecom, Inc................................        12,900       561,150
 *Supertex, Inc........................................        26,500       275,766
 *Suprema Specialties, Inc.............................         4,600        22,138
 *Supreme Industries, Inc..............................         5,856        56,364
 *Supreme International Corp...........................         4,700        50,819
 *Surety Capital Corp..................................         4,000         9,500
 Susquehanna Bancshares, Inc...........................        29,493       645,159
 *Swift Energy Corp....................................        14,280       132,983
 *Swisher International, Inc...........................           700           525
 *Swiss Army Brands, Inc...............................         5,300        53,331
 *Sybase, Inc..........................................        72,700       522,531
 *Sybron Chemicals, Inc................................         1,100        17,325
 *Sykes Enterprises, Inc...............................        35,000       708,750
 *Sylvan, Inc..........................................         5,700        74,278
 *Symix Systems, Inc...................................         4,800        97,050
 *Symmetricom, Inc.....................................        14,300        88,928
 *Symons International Group, Inc......................        11,300       107,350
 *Symphonix Devices, Inc...............................         2,800        10,938
 *Syms Corp............................................         9,900        96,525
 Synalloy Corp. DE.....................................        11,500       106,375
 *Synaptic Pharmaceutical Corp.........................         9,600       136,200
 *Synbiotics Corp......................................         5,200        11,700
 *Syncor International Corp. DE........................         9,000       216,563
 *#Synetic, Inc........................................        10,500       438,375
 *#Syntel, Inc.........................................        39,000       531,375
 *Syntellect, Inc......................................        12,000        31,125
 *Synthetech, Inc......................................        11,100        63,825
 *Synthetic Industries, Inc............................         5,000        84,375
 *Syntroleum Corp......................................         5,250        43,313
 *Sypris Solutions, Inc................................         2,250        16,031
 *System Software Associates, Inc......................        42,800       292,913
 *Systems & Computer Technology Corp...................        30,600       557,494
 *T-HQ, Inc............................................           300         8,419
 *T-Netix, Inc.........................................         7,200        41,400
 TB Woods Corp.........................................         4,700        64,625
 *TBA Entertainment Corp...............................         9,000        43,594
 *TBC Corp.............................................        21,250       146,094
 TCBY Enterprises, Inc.................................        18,800       145,700
 *TCC Industries, Inc..................................         1,100         3,644
 *TCI International, Inc...............................         1,200         2,850
 *TCSI Corp............................................        22,500        51,680
 *TEAM America Corp....................................         2,800        16,975
 *TESSCO Technologies, Inc.............................         3,700        82,788
 TF Financial Corp.....................................         2,600        50,863
 *TFC Enterprises, Inc.................................         6,600        14,438
 *TII Industries, Inc..................................         5,360        12,228

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 TJ International, Inc.................................        13,600  $    319,175
 *TMBR/Sharp Drilling, Inc.............................         4,300        16,931
 *#TMP Worldwide, Inc..................................         7,500       242,344
 TNP Enterprises, Inc..................................        13,200       501,600
 TR Financial Corp.....................................        10,500       391,781
 *TRC Companies, Inc...................................         5,600        26,600
 *TRM Copy Centers Corp................................         4,800        44,400
 *#TRO Learning, Inc...................................         3,800        33,131
 *TSI International, Inc...............................         6,400       235,800
 TSI, Inc. MN..........................................         8,600        68,263
 *TSR, Inc.............................................         4,800        37,800
 *TST/Impreso, Inc.....................................         3,200         9,850
 Tab Products Co. DE...................................         3,100        22,088
 *Taco Cabana, Inc.....................................        13,800        95,306
 Talbots, Inc..........................................        22,400       571,200
 *Tandy Brand Accessories, Inc.........................         3,700        55,963
 *Tandy Crafts, Inc....................................        11,500        44,563
 *Targeted Genetics Corp...............................        16,200        28,097
 *Tarrant Apparel Group................................        10,700       349,756
 Tasty Baking Co.......................................         5,375        86,336
 *#Tatham Off-Shore, Inc...............................         9,400        12,044
 *Tava Technologies, Inc...............................        11,700        66,727
 Team, Inc.............................................         4,300        15,050
 Tech/Ops Sevcon, Inc..................................         1,700        24,863
 *Techdyne, Inc........................................         2,800         8,050
 *Techforce Corp.......................................         5,400        38,644
 *Techne Corp..........................................        16,600       309,694
 *Technical Chemicals & Products, Inc..................        13,000        27,625
 *Technical Communications Corp........................           400         1,700
 Technitrol, Inc.......................................        11,300       341,119
 Technology Research Corp..............................         4,100         4,997
 *Technology Solutions Corp............................        36,750       341,660
 *Tech-Sym Corp........................................         3,700        92,731
 *Tegal Corp...........................................         8,300        25,548
 *Tei, Inc.............................................         5,600         9,100
 Tejon Ranch Co........................................        12,000       241,500
 *Telco Systems, Inc...................................        10,700       129,738
 *Telcom Semiconductor, Inc............................        13,200        49,088
 *#Telegroup, Inc......................................        30,500        71,484
 *Teletech Holdings, Inc...............................        49,500       450,141
 *#Tel-Save Holdings, Inc..............................        12,000       143,625
 *Teltrend, Inc........................................         5,200       103,025
 Telxon Corp...........................................        12,900       347,091
 *Temtex Industries, Inc...............................         2,000         6,469
 Tennant Co............................................         4,000       139,000
 *#Tera Computer Co....................................         8,100        66,572
 *Terex Corp...........................................        18,700       523,600
 Terra Industries, Inc.................................        72,400       393,675
 *Tesoro Petroleum Corp................................        42,200       561,788
 *Tesseract Group, Inc.................................         7,600        25,413
 *Tetra Tech, Inc......................................        21,245       444,817
 *Tetra Technologies, Inc..............................        14,100       178,013
 *Texas Biotechnology Corp.............................        28,600       109,038
 Texas Industries, Inc.................................         4,000       115,750
 *Texas Micro, Inc.....................................        10,800        38,138
 Texas Regional Banchshares, Inc. Class A..............        11,500       310,859
 *Thackeray Corp.......................................         3,600        12,150
 The Dexter Corp.......................................        20,900       670,106
 *Theragenics Corp.....................................        26,200       361,888
 *Theratech, Inc. UT...................................        18,650       256,438
 *Thermatrix, Inc......................................         4,600        16,388
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Thermedics, Inc......................................        30,000  $    313,125
 *Thermo Bioanalysis Corp..............................        14,700       155,269
 *#Thermo Cardiosystems, Inc...........................        17,900       208,088
 *#Thermo Ecotek Corp..................................        19,700       206,850
 *Thermo Fibergen, Inc.................................         6,800        57,375
 *#Thermo Fibertek, Inc................................        51,200       288,000
 *Thermo Optek Corp....................................        39,700       431,738
 *Thermo Power Corp....................................         9,000        79,875
 *Thermo Sentron, Inc..................................         7,900        74,063
 *Thermo Terratech, Inc................................        12,000        54,000
 *Thermo Voltek Corp...................................         5,850        39,488
 *#Thermolase Corp.....................................        32,700       167,588
 *ThermoQuest Corp.....................................        37,200       378,975
 Thermoretec Corporation...............................         8,100        21,769
 *Thermospectra Corp...................................        12,300       138,375
 *Thermotrex Corp......................................        14,900       156,450
 *Thermwood Corp.......................................           200         1,488
 *Thomas Group, Inc....................................         5,300        52,669
 Thomas Industries, Inc................................        12,850       221,663
 Thomaston Mills, Inc..................................         1,900         6,056
 Thor Industries, Inc..................................         9,750       232,781
 *Thoratec Laboratories Corp...........................        16,300        96,781
 *Thorn Apple Valley, Inc..............................         4,600        15,094
 *Three-Five Systems, Inc..............................         7,100        71,000
 *Thrustmaster, Inc....................................        11,600        42,050
 *Timberland Co. Class A...............................         7,200       294,750
 Timberline Software Corp..............................         7,400        91,806
 *Tipperary Corp.......................................        10,500        19,688
 *Titan Corp...........................................        22,890       123,034
 Titan International, Inc..............................        18,400       182,850
 *Titanium Metals Corp.................................        26,700       265,331
 Toastmaster, Inc......................................         4,500        28,406
 *Today's Man, Inc.....................................         4,300         6,114
 *Todd Shipyards Corp..................................         7,900        39,500
 Todd-AO Corp. Class A.................................           220         1,856
 *Toddhunter International, Inc........................         3,900        29,981
 *Tokheim Corp.........................................        14,000       120,750
 *Tollgrade Communications, Inc........................         6,300       106,313
 Tompkins County Trustco, Inc..........................           330        10,725
 *Topps, Inc...........................................        41,800       218,144
 *#Tops Appliance City, Inc............................         4,400        19,663
 *Toreador Royalty Corp................................         2,500         8,672
 Toro Co...............................................        11,600       307,400
 *Total Entertainment Restaurant Corp..................         2,900         8,609
 *Total-Telephone USA Communications, Inc..............         3,000        45,000
 *Tower Air, Inc.......................................        13,300        33,042
 *Track 'n Trail, Inc..................................         4,900        12,556
 *Tractor Supply Co....................................         7,000       180,688
 *Trak Auto Corp.......................................         4,300        34,669
 *Trans World Airlines, Inc............................        51,500       260,719
 *Trans World Entertainment Corp.......................        21,300       496,556
 *Transact Technologies, Inc...........................         5,007        26,600
 *Transaction Network Services, Inc....................        10,600       257,050
 *Transcend Services, Inc..............................        15,000        37,500
 *Transcoastal Marine Services, Inc....................         8,900        34,488
 *#Transcrypt International, Inc.......................         7,800        18,525
 *Transfinancial Holdings, Inc.........................         3,300        16,294
 *Transition Analysis Component Technology.............           299         2,616
 *Transition Systems, Inc..............................        18,800       186,825
 *Transkaryotic Therapies, Inc.........................        15,300       347,119

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Transmation, Inc.....................................         3,400  $     13,281
 *Transmedia Network, Inc..............................        10,000        35,625
 *Transmontaigne Oil Co................................        23,000       345,000
 Transpro, Inc.........................................         3,800        23,038
 Transtechnology Corp..................................         3,800        86,925
 *Transtexas Gas Corp..................................        48,400       102,850
 *Transwitch Corp......................................        12,800       357,200
 *Transworld Healthcare, Inc...........................        15,800        68,631
 *Travel Ports of America, Inc.........................         3,718        11,270
 *Travel Services International, Inc...................        10,500       236,906
 *Travis Boats & Motors, Inc...........................         2,600        50,213
 *Treadco, Inc.........................................         3,600        22,275
 *TreeSource Industries, Inc...........................         4,400         2,750
 *Trega Biosciences, Inc...............................        10,100        23,672
 Tremont Corp. DE......................................         3,900       139,913
 *Trend-Lines, Inc. Class A............................         3,300         9,694
 *Trendwest Resorts, Inc...............................         1,000        14,250
 Trenwick Group, Inc...................................         3,900       123,094
 *Trex Medical Corp....................................        30,700       305,081
 *Triad Guaranty, Inc..................................        10,600       233,200
 Triangle Bancorp, Inc.................................        17,200       330,025
 *Triangle Pharmaceuticals, Inc........................        19,200       212,400
 *Triarc Companies, Inc. Class A.......................        22,200       357,975
 *Triathlon Broadcasting Co. Class A...................         1,600        17,900
 Trico Bancshares......................................         4,950        86,625
 *Trico Marine Services, Inc...........................        16,300        90,669
 *Trident International, Inc...........................         4,000        39,750
 *Trident Microsystems, Inc............................        10,800        52,144
 *Tridex Corp..........................................         4,200        15,356
 Trigen Energy Corp....................................        10,500       149,625
 *Trimark Holdings, Inc................................         1,700         4,197
 *Trimble Navigation, Ltd..............................        18,200       163,800
 *Trimedyne, Inc.......................................         5,400         6,581
 *#Trimeris, Inc.......................................         3,100        21,313
 *Trinitec Systems, Inc. Class A.......................         6,900        62,963
 Trion, Inc............................................         5,700        16,566
 *Triple S Plastics, Inc...............................           700         3,741
 *Tripos, Inc..........................................         1,600        13,200
 *Triquint Semiconductor, Inc..........................         7,500       143,906
 *Trism, Inc...........................................         2,900         3,988
 *#Tristar Corp........................................         1,000         6,500
 *Triumph Group........................................         4,900       164,763
 *Trump Hotels & Casino Resorts, Inc...................        19,500        98,719
 Trust Co. of New Jersey...............................        15,500       372,484
 Trustco Bank Corp. NY.................................        21,426       602,606
 *Tuboscope Vetco International, Inc...................        45,400       377,388
 *Tultex Corp..........................................        19,100        20,294
 *Turner Corp..........................................         4,650        78,759
 Tuscarora, Inc........................................         8,500       109,438
 Twin Disc, Inc........................................         1,400        30,450
 *Twinlab Corp.........................................         1,000        16,594
 Tyler Corp............................................        30,800       205,975
 U.S. Bancorp, Inc.....................................        11,200       222,950
 *U.S. Bioscience, Inc.................................        21,400       161,838
 *U.S. Diagnostic, Inc.................................        18,000        18,000
 U.S. Freightways Corp.................................        15,700       421,447
 *U.S. Home & Garden, Inc..............................        14,900        77,294
 *U.S. Office Products, Co.............................        32,900       179,408
 *U.S. Satellite Broadcasting Co., Inc. Class A........        12,500        95,313
 *UFP Technologies, Inc................................         2,300         7,655
 *UICI.................................................        12,000       237,375
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *URS Corp.............................................        12,000  $    243,750
 *US Can Corp..........................................        11,500       201,969
 *US Xpress Enterprises, Inc. Class A..................         9,114       140,697
 *#USA Detergents, Inc.................................        12,400       115,088
 *USA Floral Products, Inc.............................        10,800       126,225
 *USA Truck, Inc.......................................         1,900        22,563
 *USCI, Inc............................................         7,700           842
 *USCS International, Inc..............................        18,700       605,997
 *USData Corp..........................................         7,850        26,003
 UST Corp..............................................        19,682       484,669
 *#USWeb Corp..........................................         2,500        57,109
 *UTI Energy Corp......................................        14,500       121,438
 *Ubics, Inc...........................................         8,000        39,000
 *Ugly Duckling Corp...................................        14,900        84,278
 *Ultimate Electronics, Inc............................         6,900        39,244
 *Ultradata Corp.......................................         4,600        18,831
 *Ultradata Systems, Inc...............................         2,000         6,000
 *Ultrafem, Inc........................................         6,400           157
 *Ultrak, Inc..........................................        11,600       100,050
 *Ultralife Batteries, Inc.............................         8,400        54,994
 *Ultratech Stepper, Inc...............................        16,700       309,994
 *Unapix Entertainment, Inc............................         3,600         7,875
 *Unicapital Corp......................................        14,000       115,500
 Unico American Corp...................................         3,500        36,969
 *UniComp, Inc.........................................         6,400        21,400
 Unifirst Corp.........................................        10,300       226,600
 *Uniflex, Inc.........................................         1,700        10,413
 *Unify Corp...........................................         5,400        35,606
 *#Unigene Laboratories, Inc...........................        25,900        41,278
 *Unilab Corp..........................................        24,200        43,863
 *#Unimark Group, Inc..................................         6,200        18,213
 *Uni-Marts, Inc.......................................         6,500        19,906
 *Unimed Pharmaceuticals, Inc..........................         5,400        20,250
 *#Union Acceptance Corp. Class A......................         1,800         9,675
 *Unique Casual Restaurants, Inc.......................         9,300        61,903
 *Unique Mobility, Inc.................................        12,700        68,263
 *Uniroyal Technology Corp.............................        11,600       116,725
 *Unisource Energy Corp................................        26,480       395,545
 *Unisource Worldwide, Inc.............................        73,000       574,875
 *Unit Corp............................................        21,000        99,750
 *Unit Instruments, Inc................................         4,200        36,488
 *United American Healthcare Corp.,....................         5,300         7,950
 United Bankshares, Inc. WV............................        12,400       357,275
 United Companies Financial Corp.......................        25,900       105,219
 United Financial Corp. MN.............................           400         9,100
 United Fire Casualty Co...............................         5,400       198,113
 *United Foods, Inc. Class A...........................            54           152
 United Guardian, Inc..................................         1,900         9,738
 United Industrial Corp................................        10,700       106,331
 *United International Holdings Class A................        26,600       440,563
 United National Bancorp...............................         7,132       162,253
 *United Natural Foods, Inc............................        16,300       395,784
 *United Payors & United Providors, Inc................        13,600       348,500
 *United Retail Group, Inc.............................        10,500       103,031
 *#United States Energy Corp...........................         5,600        15,925
 *United States Home Corp..............................         9,500       302,813
 United Water Resources, Inc...........................        29,500       612,125
 *United Wisconsin Services, Inc.......................        13,600       101,150
 *Unitel Video, Inc....................................           700         2,144
 Unitil Corp...........................................         2,700        73,575
 Unitog Co.............................................         5,800       124,700

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Unitrode Corp........................................        25,600  $    433,600
 *Universal American Financial Corp....................         4,400        11,275
 *Universal Electronics, Inc...........................         3,800        41,325
 Universal Forest Products, Inc........................        15,800       309,088
 *Universal International, Inc.........................         7,500        19,453
 *Universal Seismic Association, Inc...................         1,600           120
 *Universal Stainless & Alloy Products, Inc............         3,700        25,553
 *Universal Standard Medical Labs, Inc.................         2,500         4,219
 *Uno Restaurant Corp..................................         8,700        57,094
 *Urban Outfitters, Inc................................        16,200       228,319
 *Urocor, Inc..........................................         9,400        52,288
 *Urogen Corp. (Restricted)............................         2,100           798
 *Urologix, Inc........................................         9,100        38,817
 *Uromed Corp. New.....................................         4,720         9,366
 *Uroquest Medical Corp................................         8,000        10,500
 *Utah Medical, Inc....................................         5,200        36,400
 *Utilx Corp...........................................         5,600        10,500
 *#V-ONE Corp..........................................        19,400        59,413
 *VDI Media............................................         2,900        23,381
 *VLSI Technology, Inc.................................        41,800       474,169
 *VTEL Corp............................................        21,448        65,685
 *VWR Scientific Products Corp.........................        22,900       708,469
 *Valence Technology, Inc..............................        23,000       219,219
 *Vallen Corp..........................................         6,200       120,900
 Valley Forge Corp.....................................         1,275        16,575
 Valley Resources, Inc.................................         2,600        32,500
 Valmont Industries, Inc...............................        23,200       372,650
 *Value City Department Stores, Inc....................        28,900       296,225
 Value Line, Inc.......................................         4,000       166,000
 *Valuevision International, Inc. Class A..............        22,900       123,803
 *Vanguard Cellular System, Inc. Class A...............        32,200       742,613
 *Vans, Inc............................................        12,000        88,875
 *Vanstar Corp.........................................        34,600       413,038
 *Vantive Corp.........................................        25,500       219,141
 *Varco International, Inc.............................        16,000       109,000
 *#Vari L Co., Inc.....................................         7,100        47,038
 *Variflex, Inc........................................         5,100        26,934
 Varlen Corp...........................................        13,081       347,055
 *Vaughn Communications, Inc...........................         2,800        21,175
 *Vectra Technologies, Inc.............................         2,700            16
 *Vencor, Inc..........................................        21,000        94,500
 *Ventana Medical Systems, Inc.........................        15,500       336,641
 *Venture Stores, Inc..................................        13,300           126
 *Venturian Corp.......................................           300         2,813
 *Veramark Technologies, Inc...........................         5,900        31,344
 *Verdant Brands, Inc..................................         6,500        10,258
 *Verilink Corp........................................        10,100        50,184
 *Veritas DGC, Inc.....................................        20,500       299,813
 *Verity, Inc..........................................         8,500       146,891
 Vermont Financial Services Corp.......................         9,900       229,556
 *Versant Object Technology Corp.......................         6,500        18,484
 *Versar, Inc..........................................         2,000         4,375
 *Vertel Corp..........................................        19,300        45,234
 *Vertex Communications Corp...........................         3,100        54,831
 *Vertex Pharmaceuticals, Inc..........................        22,800       540,075
 Vesta Insurance Group, Inc............................        14,800        86,025
 *Vestcom Int'l, Inc...................................         6,600        50,119
 *Veterinary Centers of America, Inc...................        16,400       299,300
 *Viagrafix Corp.......................................         2,500        15,156
 *Viasat, Inc..........................................         4,800        44,700
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Viasoft, Inc.........................................        15,600  $    114,075
 *Viatel, Inc..........................................        18,500       275,188
 *Vical, Inc...........................................        11,800       191,750
 *Vicon Industries, Inc................................         2,600        19,663
 *Vicor Corp...........................................        27,300       243,994
 *Vicorp Restaurants, Inc..............................         7,300       105,622
 *Vidamed, Inc.........................................           500         1,172
 *Video Display Corp...................................         2,300        14,806
 *Video Services Corp..................................         2,000         4,500
 *Video Update, Inc....................................        24,300        33,033
 *Videonics, Inc.......................................         3,600         3,544
 *Vidioserver, Inc.....................................        11,600       158,050
 *View Technology, Inc.................................         3,900         9,628
 *Viisage Technology, Inc..............................         6,500         6,500
 *Vincam Group, Inc....................................        12,500       181,250
 Vintage Petroleum, Inc................................        18,500       190,781
 Virco Manufacturing Corp..............................         6,238       130,218
 *Virtualfund.Com, Inc.................................        13,020        33,364
 *Vishay Intertechnology, Inc..........................           500         7,094
 *#Vision Sciences, Inc................................         5,100         4,781
 *Vista Medical Technologies, Inc......................       131,400       324,394
 *Visx, Inc. DE........................................         7,500       546,563
 Vital Signs, Inc......................................        11,100       188,006
 *Vitalcom, Inc........................................         6,000        17,438
 *#Vitech America, Inc.................................         9,790       170,101
 *Vivid Technologies, Inc..............................         8,500        68,000
 *#Vivus, Inc..........................................        29,900        92,036
 *Vodavi Technology, Inc...............................         2,600         6,500
 *Voice Control Systems, Inc...........................         9,800        22,356
 *Volt Information Sciences, Inc.......................        13,400       312,388
 Vulcan International Corp.............................           700        24,938
 WD-40 Co..............................................        12,400       380,138
 *WFS Financial, Inc...................................        18,300       115,519
 *WHX Corp.............................................        16,700       176,394
 WICOR, Inc............................................        19,000       415,625
 *WLR Foods, Inc.......................................        13,098       115,426
 *WMS Industries, Inc..................................        32,300       240,231
 *WPI Group, Inc.......................................         6,600        46,613
 WPS Resources Corp....................................        20,000       675,000
 Wabash National Corp..................................        18,400       345,000
 Wackenhut Corp. Class A...............................         2,700        65,644
 Wackenhut Corp. Class B Non-Voting....................         6,950       141,606
 *Wackenhut Corrections Corp...........................        17,800       480,600
 Walbro Corp...........................................         5,300        39,419
 *Walker Interactive Systems, Inc......................        12,500       100,391
 *Wall Data, Inc.......................................         8,300       141,619
 *Wall Street Deli, Inc................................         1,500         5,484
 Walshire Assurance Co.................................         2,370        19,034
 *Warrantech Corp......................................        10,300        32,509
 Warren Bancorp, Inc...................................         6,300        58,275
 *Washington Homes, Inc................................         6,500        31,688
 Washington Savings Bank FSB Waldorf, MD...............         1,600         7,400
 *Waste Industries, Inc................................         7,200       126,450
 *Waterlink, Inc.......................................        12,700        47,625
 Waters Instruments, Inc...............................           200         1,175
 Watkins-Johnson Co....................................         6,600       120,450
 Watsco, Inc. Class A..................................        42,800       767,725
 Watsco, Inc. Class B..................................         1,350        24,638
 Watts Industries, Inc. Class A........................        13,100       248,081
 *Wave Technologies International, Inc.................         2,500         8,906
 *#Wavephore, Inc......................................        19,300       150,178

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Waxman Industries, Inc...............................         5,300  $      6,625
 Webb (Del) Corp.......................................        15,800       418,700
 *Webco Industries, Inc................................         3,800        26,125
 Webster Financial Corp................................         5,120       142,400
 *Weirton Steel Corp...................................        34,300        64,313
 Wellman, Inc..........................................        33,500       406,188
 *Wells-Gardner Electronics Corp.......................         3,000         8,250
 Werner Enterprises, Inc...............................        12,662       206,549
 Wesbanco, Inc.........................................        15,050       425,163
 *Wesley Jessen Vision Care, Inc.......................        14,700       347,288
 West Coast Bancorp....................................        11,322       242,362
 *West Coast Entertainment Corp........................         7,000         4,375
 *West Marine, Inc.....................................        13,300       152,534
 *West Teleservices Corp...............................         3,500        40,031
 West, Inc.............................................        13,600       413,100
 *Westaff, Inc.........................................        12,400        79,050
 *Westbridge Capital Corp..............................         5,900           295
 Westco Bancorp, Inc...................................         1,100        37,813
 Westcorp, Inc.........................................        22,996       196,903
 *Westell Technologies, Inc............................        16,100        99,116
 Westerfed Financial Corp..............................         3,900        75,684
 Western Bancorp.......................................         4,848       159,075
 *Western Beef, Inc....................................         3,800        28,263
 Western Gas Resources, Inc............................        28,900       269,131
 Western Ohio Financial Corp...........................           900        20,250
 *Western Power & Equipment Corp.......................         2,600        11,131
 *Western Water Co.....................................         7,400        40,700
 Westinghouse Air Brake Co.............................        20,100       442,200
 *Weston (Roy F.), Inc. Class A........................         5,400        15,694
 Westwood Homestead Financial Corp.....................         1,000        10,688
 *Westwood One, Inc....................................        24,400       643,550
 *Wet Seal, Inc. Class A...............................         9,500       264,219
 *White Cap Industries, Inc............................         8,500       113,688
 *#White Electronics Designs Corp......................        11,700        16,088
 *Whitman Education Group, Inc.........................        12,200        47,275
 *Whittaker Corp.......................................         9,200       126,500
 *Wickes Lumber Co.....................................         5,500        24,922
 *Wild Oats Markets, Inc...............................        10,300       293,550
 *Williams Clayton Energy, Inc.........................         7,100        59,906
 *Williams Controls, Inc...............................        12,400        27,900
 *Willis Lease Finance Corp............................         4,300        81,431
 *Wilmar Industries, Inc...............................        10,900       193,134
 *Wilshire Financial Services Group, Inc...............        10,600        10,103
 *Wilshire Oil Co. of Texas............................         7,107        35,535
 *Windmere Corp........................................        17,500       107,188
 Winnebago Industries, Inc.............................        19,300       231,600
 *Winsloew Furniture, Inc..............................         4,500        89,438
 Wireless Telecom Group, Inc...........................        15,600        32,175
 Wiser Oil Co..........................................         8,100        26,325
 Wolohan Lumber Co.....................................         4,100        53,172
 *Wolverine Tube, Inc..................................        13,000       291,688
 Wolverine World Wide, Inc.............................        28,100       382,863
 Woodhead Industries, Inc..............................        10,500       137,156
 *Workgroup Technology Corp............................         5,800        11,328
 *World Acceptance Corp................................        15,400        78,925
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#World Access, Inc...................................        20,300  $    414,247
 *#World Airways, Inc..................................         4,800         8,700
 World Fuel Services Corp..............................        11,300       137,719
 *Worldtalk Communications Corp........................         8,500        27,891
 *Worldtex, Inc........................................        13,200        49,500
 Worthington Foods, Inc................................         9,644       183,537
 *Wyant Corp...........................................           266           981
 *Wyman-Gordon Co......................................        30,900       486,675
 Wynns International, Inc..............................        15,450       342,797
 X-Rite, Inc...........................................        16,900       147,875
 *#XCL, Ltd............................................        18,300        50,325
 *Xeta Corp............................................         1,000        17,406
 *Xetel Corp...........................................         5,400        15,188
 *Xicor, Inc...........................................        14,700        30,319
 *Xionics Document Technologies, Inc...................         9,700        39,103
 *Xircom, Inc..........................................        18,300       553,003
 *#Xoma Corp...........................................        44,700       144,577
 Xtra Corp.............................................         5,000       237,813
 Yankee Energy Systems, Inc............................         7,300       212,613
 Yardville National Bancorp............................         2,255        30,724
 *Yellow Corp..........................................        21,900       354,506
 York Financial Corp...................................         6,563       112,391
 York Group, Inc.......................................         6,200        68,975
 *York Research Corp...................................        11,200        42,350
 *Young Broadcasting, Inc. Class A.....................        10,000       358,125
 *Youth Services International, Inc....................         9,500        38,297
 *Zamba Corporation....................................        20,000        30,000
 *Zaring National Corp.................................         1,900        17,219
 *Zebra Technologies Corp. Class A.....................        11,600       388,238
 *Zebra Technologies Corp. Class B.....................         4,680       156,634
 *Zemex Corp...........................................         6,794        45,010
 Zenith National Insurance Corp........................        13,600       331,500
 *Zevex International, Inc.............................         2,000        12,125
 *#Zila, Inc...........................................         2,557        19,058
 *Zing Technologies, Inc...............................         1,500        11,438
 *#Zitel Corp..........................................        13,800        49,594
 *Zoll Medical Corp....................................         5,200        58,175
 *#Zoltek Companies, Inc...............................        13,000       140,156
 *#Zonagen, Inc........................................         8,100       156,431
 *Zoran Corp...........................................         7,900       102,453
 *Zygo Corp............................................         8,800       107,800
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $560,848,208)..................................                 543,549,304
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Apartment Investment & Management Co. Class E.........         7,362       288,958
 Price Enterprises, Inc. Series A......................        19,000       257,094
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $551,193)......................................                     546,052
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants 06/30/99...         2,525             0
 *CSF Holdings, Inc. Litigation Rights 12/30/99........         3,250             0

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Millicom, Inc. Contingent Value Rights...............        10,100  $          0
 *Statesman Group, Inc. Contingent Payment Rights......         9,765             0
 *Wilshire Technologies Warrants (11/28/02)............           816             0
 *Xinetix Inc Warrants (03/17/03)......................           332             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $30,099).......................................                           0
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
    Repurchase Agreement, PNC Capital Markets Inc.
     4.95%, 12/01/98 (Collateralized by U.S. Treasury
     Notes 6.25%, 08/31/02, valued at $2,145,675) to be
     repurchased at $2,112,290. (Cost $2,112,000)......  $      2,112     2,112,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $563,542,356)++....                $546,207,356
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $564,758,190.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value....................................................................  $    546,207
Collateral for Securities Loaned........................................................        50,554
Receivables
  Dividends and Interest................................................................           425
  Investment Securities Sold............................................................         1,058
Prepaid Expenses and Other Assets.......................................................             1
                                                                                          ------------
    Total Assets........................................................................       598,245
                                                                                          ------------

LIABILITIES:
Payable for Securities Loaned...........................................................        50,554
Payable for Investment Securities Purchased.............................................           547
Payable for Fund Shares Redeemed........................................................           249
Accrued Expenses and Other Liabilities..................................................            92
                                                                                          ------------
    Total Liabilities...................................................................        51,442
                                                                                          ------------

NET ASSETS..............................................................................  $    546,803
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    47,734,457
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      11.46
                                                                                          ------------
                                                                                          ------------

Investments at Cost.....................................................................  $    563,542
                                                                                          ------------
                                                                                          ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends.............................................................................  $    3,709
    Interest..............................................................................         585
    Income from Securities Lending........................................................         571
                                                                                            ----------
        Total Investment Income...........................................................       4,865
                                                                                            ----------

EXPENSES
    Investment Advisory Services..........................................................         150
    Accounting & Transfer Agent Fees......................................................         206
    Custodian's Fee.......................................................................          74
    Legal Fees............................................................................           6
    Audit Fees............................................................................           9
    Shareholders' Reports.................................................................           9
    Trustees' Fees and Expenses...........................................................           2
    Other.................................................................................          13
                                                                                            ----------
        Total Expenses....................................................................         469
                                                                                            ----------
    NET INVESTMENT INCOME.................................................................       4,396
                                                                                            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities................................................      49,168

Change in Unrealized Depreciation of Investment Securities................................    (109,532)
                                                                                            ----------

    NET LOSS ON INVESTMENT SECURITIES.....................................................     (60,364)
                                                                                            ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................  $  (55,968)
                                                                                            ----------
                                                                                            ----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                      YEAR      YEAR ENDED
                                                                                                   ENDED NOV.    NOV. 30,
                                                                                                    30, 1998       1997
                                                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.......................................................................  $      4,396  $     3,259
    Net Realized Gain on Investment Securities..................................................        49,168       31,886
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...................      (109,532)      42,885
                                                                                                  ------------  -----------
        Net Increase (Decrease) in Net Assets Resulting from Operations.........................       (55,968)      78,030
                                                                                                  ------------  -----------

Distributions From:
    Net Investment Income.......................................................................        (4,534)      (2,966)
    Net Realized Gains..........................................................................       (33,011)     (30,080)
                                                                                                  ------------  -----------
        Total Distributions.....................................................................       (37,545)     (33,046)
                                                                                                  ------------  -----------
Capital Share Transactions (1):
    Shares Issued...............................................................................       264,712      154,761
    Shares Issued in Lieu of Cash Distributions.................................................        35,644       31,055
    Shares Redeemed.............................................................................       (92,873)     (66,368)
                                                                                                  ------------  -----------
        Net Increase From Capital Share Transactions............................................       207,483      119,448
                                                                                                  ------------  -----------
        Total Increase..........................................................................       113,970      164,432
NET ASSETS
    Beginning of Period.........................................................................       432,833      268,401
                                                                                                  ------------  -----------
    End of Period...............................................................................  $    546,803  $   432,833
                                                                                                  ------------  -----------
                                                                                                  ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...............................................................................        20,734       12,630
    Shares Issued in Lieu of Cash Distributions.................................................         2,923        2,751
    Shares Redeemed.............................................................................        (7,232)      (5,446)
                                                                                                  ------------  -----------
                                                                                                        16,425        9,935
                                                                                                  ------------  -----------
                                                                                                  ------------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             1998         1997         1996         1995         1994
                                          -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period....  $     13.82  $     12.56  $     11.26  $      9.54  $     10.39
                                          -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................         0.10         0.11         0.13         0.12         0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        (1.28)        2.81         1.92         2.50        (0.07)
                                          -----------  -----------  -----------  -----------  -----------
  Total from Investment Operations......        (1.18)        2.92         2.05         2.62         0.05
                                          -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS
  Net Investment Income.................        (0.10)       (0.10)       (0.13)       (0.12)       (0.11)
  Net Realized Gains....................        (1.08)       (1.56)       (0.62)       (0.78)       (0.79)
                                          -----------  -----------  -----------  -----------  -----------
  Total Distributions...................        (1.18)       (1.66)       (0.75)       (0.90)       (0.90)
                                          -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period..........  $     11.46  $     13.82  $     12.56  $     11.26  $      9.54
                                          -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------
Total Return............................        (8.98)%       26.47%       19.17%       29.19%        0.59%

Net Assets, End of Period (thousands)...  $   546,803  $   432,833  $   268,401  $   221,984  $   143,630
Ratio of Expenses to Average Net
  Assets................................         0.09%        0.11%        0.13%        0.15%        0.17%
Ratio of Net Investment Income to
  Average Net Assets....................         0.88%        0.96%        1.05%        1.18%        1.11%
Portfolio Turnover Rate.................        29.15%       30.04%       32.38%       21.16%       27.65%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series of which The U.S. 6-10 Small Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $ 316,737
Sales......................................................    141,959

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $   95,029
Gross Unrealized Depreciation.............................    (113,580)
                                                            ----------
Net.......................................................  $  (18,551)
                                                            ----------
                                                            ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised series, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series during the year ended November 30, 1998 were as follows:

  WEIGHTED        WEIGHTED      NUMBER OF    INTEREST     MAXIMUM AMOUNT
   AVERAGE        AVERAGE          DAYS       EXPENSE    BORROWED DURING
INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED       THE PERIOD
-------------  --------------  ------------  ---------  ------------------
    5.99%        $3,337,500         7         $4,440        $5,102,000

    There were no outstanding borrowings under the line of credit at November 30, 1998.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital............................................  $ 515,925
Undistributed Net Investment Income........................        271
Undistributed Net Realized Gain............................     47,942
Unrealized Depreciation of Investment Securities...........    (17,335)
                                                             ---------
                                                             $ 546,803
                                                             ---------
                                                             ---------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Warburg Dillon Reed, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1998, the market value of securities on loan to brokers was $42,466,849, the related collateral cash received was $50,554,015 and the value of collateral on overnight repurchase agreements was $51,903,093.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Investment Trust Company, The U.S. 6-10 Small Company Series, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. 6-10 Small Company Series at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999